================================================================================
                                                      33' Act File No. 333-43639
                                                       40' Act File No. 811-8351

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

           REGISTRATION UNDER THE SECURITIES ACT OF 1933                    |_|

                    PRE-EFFECTIVE AMENDMENT NO. ___                         |_|


                    POST-EFFECTIVE AMENDMENT NO. 18                         |X|


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |_|


                    AMENDMENT NO. 18                                        |X|

                        (Check appropriate box or boxes.)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                           (Exact Name of Registrant)
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


                             THOMAS E. BARNES, ESQ.

                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                            COLUMBUS, OHIO 43215-2220
                     (Name and Address of Agent for Service)


           Approximate Date of Proposed Public Offering:  NOVEMBER 7, 2005


It is proposed that this filing will become effective (check appropriate box)


|_|  Immediately upon filing pursuant to paragraph (b)

|X|  On November 7, 2005 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

 Nationwide Life Insurance Company:                  Nationwide Life and Annuity
                                                        Insurance Company
   o   Nationwide VLI Separate Account-4                  o   Nationwide VL
                                                              Separate Account-C


                 Prospectus supplement dated November 7, 2005 to
                          Prospectus dated May 1, 2005


--------------------------------------------------------------------------------

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
--------------------------------------------------------------------------------

1. EFFECTIVE FOR APPLICATIONS SIGNED ON OR AFTER JANUARY 1, 2006, THE COST OF INSURANCE CHARGE, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ADDITIONAL (INSURANCE) PROTECTION RIDER CHARGE IN THE "PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES" TABLE ARE AMENDED AS FOLLOWS:


--------------------------------------------------------------------------------

      PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES

================================================================================

               Charge                    When Charge Is Deducted                                Amount
               ------                    -----------------------                                -------

-------------------------------------- ---------------------------- ----------------------------------------------------------------

      COST OF INSURANCE(4), (5)                  Monthly                    Minimum              Maximum        Representative (6)
-------------------------------------
  Representative - For An Issue Age
 40, Non-tobacco, Tenth Policy Year,
      Specified Amount $250,000

-------------------------------------- ---------------------------- ----------------------- ----------------- ----------------------

                                                                        $0.03 per month        $83.33 per        $0.52 per month
                                                                                                  month

-------------------------------------- ---------------------------- ----------------------- ----------------- ----------------------

                                                                                  Per $1,000 Of Net Amount at Risk -
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options

-------------------------------------- ---------------------------- -------------------------------- -------------------------------

            MORTALITY AND               Daily, Based on an Annual         Maximum Guaranteed                  Currently(7)
            EXPENSE RISK                     Effective Rate

-------------------------------------- ---------------------------- -------------------------------- -------------------------------

                                                                       0.75% of daily net assets       0.25% of daily net assets

-------------------------------------- ---------------------------- -------------------------------- -------------------------------

                                                                     Proportionately From Your Chosen Variable Investment Options

-------------------------------------- ---------------------------- --------------------- -------------------- ---------------------

  ADDITIONAL (INSURANCE) PROTECTION              Monthly                  Minimum               Maximum         Representative(12)
        RIDER (9), (10), (11)
  Representative - For An Issue Age
 40, Non-tobacco, Tenth Policy Year,
      Specified Amount $250,000

-------------------------------------- ---------------------------- --------------------- -------------------- ---------------------

                                                                      $0.01 per month      $83.33 per month      $0.20 per month

-------------------------------------- ---------------------------- ----------------------------------------------------------------

                                                                                  Per $1,000 Of Additional Protection
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options

-------------------------------------- ---------------------------- ----------------------------------------------------------------

  (4)    The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.
  (5)    The cost of insurance rate will increase over time, but will never exceed the Maximum indicated in the table. Ask for a policy illustration or see the Policy Data Page for more information on your cost.
  (6)    This amount may not be representative of your cost.
  (7)    Currently, the Mortality and Expense Risk charge declines over time, as follows:

     ---------------------------- --------------------------- ---------------------------- ---------------------------

     Charge for policy years 1-4   Charge for policy years      Charge for policy years     Charge for policy years
                                             5-15                        16-20                        21+

     ---------------------------- --------------------------- ---------------------------- ---------------------------

      0.25% of daily net assets   0.20% of daily net assets    0.10% of daily net assets   0.10% of daily net assets

     ---------------------------- --------------------------- ---------------------------- ---------------------------

     (9) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

     (10) Ask for a policy illustration, or see the Policy Data Page, for more information your cost.

     (11) The continuation of the rider is contingent on the policy being In Force.

     (12) This amount may not be representative of your cost.


2.   THE "PREMIUM LOAD (CHARGE)" PROVISION OF YOUR PROSPECTUS IS AMENDED AS
     FOLLOWS:
--------------------------------------------------------------------------------
PREMIUM LOAD (CHARGE

     This charge partially recoups sales expenses and premium taxes. After this charge is deducted, the remaining premium is invested in the investment options you elect.

     The Premium load is calculated based on the policy's target premium, which is determined in accordance with SEC rules and regulations. The target premium is a specified percentage of the maximum Premium allowed under the Code to qualify the policy as life insurance. Your policy data page indicates your specific target premium. The premium ) load calculation applicable to your policy depends on the date that you applied for or purchased the policy, and the total premium paid to the policy in the first policy year (the "First Year Premium").







          Premium Load Applicable To Policies With Applications Signed
                           On Or After January 1, 2006

PREMIUM LOAD FOR POLICIES WITH LESS                               PREMIUM LOAD FOR POLICIES WITH
THAN $500,000 IN FIRST YEAR PREMIUM          POLICY YEAR          $500,000 OR MORE IN FIRST YEAR
(PER POLICY OWNER)                                                PREMIUM (PER POLICY OWNER)

8.5% of Premium payments up to and               1                7% of Premium payments up to and
including target premium                                          including target premium
 PLUS                                                                   PLUS
5% of Premium payments in excess of                               4% of Premium payments in excess of
target premium                                                    target premium


                                                  2               6% of Premium payments up to and
                                                                  including target premium
                                                                       PLUS
                                                                  3% of Premium payments in excess
                                                                  of target premium

                                                   3              5% of Premium payments up to
                                                                  and including target premium
                                                                       PLUS
                                                                  2% of Premium payments in excess
                                                                  of target premium


                                                   4              4% of Premium payments up to
                                                                  and including target premium
                                                                       PLUS
                                                                  2% of Premium payments in excess
                                                                  of target premium


                                                   5              3% of Premium payments up to
                                                                  and including target premium
                                                                       PLUS
                                                                  2% of Premium payments in excess
                                                                  of target premium


                                                   6               2% of Premium payments



                                                   7

5.5% of Premium payments up to                     8
and including target premium
  PLUS
3.5% of Premium payments in
excess of target premium

                                                   9



                                                  10

3.5% of Premium payments                        11 +


-------- ---------------------------------------

-------- ---------------------------------------

    Premium Load Applicable To Policies Issued On Or After September 9, 2002
                 With Applications Signed Before January 1, 2006

 PREMIUM LOAD FOR POLICIES WITH LESS                                    PREMIUM LOAD FOR POLICIES WITH
THAN $500,000 IN FIRST YEAR PREMIUM                                     $500,000 OR MORE IN
(PER POLICY OWNER)                              POLICY YEAR             FIRST YEAR PREMIUM (PER POLICY OWNER)



9% of Premium payments up to and                  1                      9% of Premium payments for the base
including target premium                          2                      (non-rider) portion of the Specified
PLUS                                              3                      Amount up to and including target premium
7% of Premium payments in excess                  4
of target premium                                 5                                     PLUS

                                                                        6.5% of Premium payments for the base
                                                                        (non-rider) portion of the Specified
                                                                         Amount in excess of target premium
                                                                                         PLUS
                                                                        [3.29% - (A x B)] of Premium payments
                                                                        for the rider portion of the Specified
                                                                        Amount, where
                                                                        A = 1.29% of the Premium payments
                                                                        allocable to the rider portion
                                                                        of the Specified Amount; and
                                                                        B = the ratio of the rider portion of the
                                                                        Specified Amount to the total
                                                                        Specified Amount


                                                 6                      3.5% of Premium payments


                                                 7


5.5% of Premium payments                         8

                                                 9

                                                10


3.5% of Premium payments                       11 +                      2% of Premium payments

--------------------------------------------------------------------------------

      Premium Load Applicable To Policies Issued Prior To September 9, 2002

POLICY
YEAR                             PREMIUM LOAD FOR ALL POLICIES

 1             9% of Premium payments for the base (non-rider) portion of the
 2             Specified Amount up to and including target premium
 3                                        PLUS
 4             6.5% of Premium payments for the base (non-rider) portion of the
 5             Specified Amount in excess of target premium
 6                                        PLUS
 7             6.5% of Premium payments for the rider portion of the Specified
               Amount
8+             3.5% of Premium payments



           ---------------------------------------------------------------------



3.   THE "MORTALITY AND EXPENSE RISK" PROVISION OF YOUR PROSPECTUS IS AMENDED AS
     FOLLOWS:

--------------------------------------------------------------------------------


     MORTALITY AND EXPENSE RISK

     The charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. This charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis. The current charge, which applies to policies with applications signed on or after January 1, 2006, declines over time, as follows:

  Charge for                             Charge for                       Charge for
policy years 1-4                     policy years 5-15                 policy years 16+

 0.25% of daily net assets       0.20% of daily net assets        0.10% of daily net assets


---------------------------- ----------------------------

MORTALITY AND EXPENSE RISK

     A separate mortality and expense risk charge schedule applies to policies with (CONTINUED) applications signed before January 1, 2006, as follows:

   Charge for                            Charge for                     Charge for
 policy years 1-4                    policy years 5-20                policy years 21+

0.40% of daily net assets       0.25% of daily net assets           0.10% of daily net assets

--------------------------------------------------------------------------------

4. THE "LEGAL PROCEEDINGS" PROVISION OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

---------------------------- ---------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY

     Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

     These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

     On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. On April 25, 2005, Nationwide filed a motion to dismiss. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide's annuities sub-accounts, any allegation based on Nationwide's untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member's purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide's untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. Nationwide intends to defend this lawsuit vigorously. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

     On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and
     (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide flied its answer on March 23, 2005. Nationwide intends to defend this lawsuit vigorously.

     On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

     On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

---------------------------- ---------------------------------------------------

NATIONWIDE INVESTMENT SERVICES CORPORATION

     The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

---------------------------- ---------------------------------------------------

5.   "APPENDIX A: DEFINITIONS" IN YOUR PROSPECTUS IS AMENDED:

     a.   TO REPLACE THE DEFINITION OF DEATH BENEFIT WITH THE FOLLOWING:

--------------------------------------------------------------------------------

  DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges. The Death Benefit consists of the base policy coverage and the Additional (insurance) Protection Rider coverage, if applicable.

--------------------------------------------------------------------------------

     b.   TO REPLACE THE DEFINITION OF NET AMOUNT AT RISK WITH THE FOLLOWING:

--------------------------------------------------------------------------------

  NET AMOUNT AT RISK - The policy's Death Benefit minus the policy's Cash Value.

--------------------------------------------------------------------------------

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                     Through
                        NATIONWIDE VL SEPARATE ACCOUNT-C
--------------------------------------------------------------------------------


                   The Date Of This Prospectus Is May 1, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Please read this entire prospectus and consult with a financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

================= ==============================================================

                 TELEPHONE: 1-877-351-8808
                       TDD: 1-800-238-3035

                 U.S. MAIL: Nationwide Life and Annuity Insurance Company
                            Corporate Insurance Markets
                            One Nationwide Plaza, (1-11-08)
                            Columbus, OH 43215-2220

================= ==============================================================

PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND ALL RIGHTS AND OBLIGATIONS.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
             THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY.
--------------------------------------------------------------------------------
             THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------

The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTEREST. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

TABLE OF CONTENTS..........................................I
-----------------

IN SUMMARY: POLICY BENEFITS................................1
---------------------------

IN SUMMARY: POLICY RISKS...................................3
------------------------

IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE
AND THE POLICY                                             4

IN SUMMARY: FEE TABLES.....................................6
----------------------

AVAILABLE SUB-ACCOUNTS.....................................9
----------------------

THE POLICY................................................28
----------

   Policy Owner Rights....................................28
   -------------------

   The Beneficiary........................................28
   ---------------

   To Purchase............................................29
   -----------

   Coverage...............................................30
   --------

   Coverage Effective Date................................30
   -----------------------

   To Cancel (Examination Right)..........................30
   -----------------------------

   To Change Coverage.....................................30
   ------------------

   Sub-Account Portfolio Transfers........................31
   -------------------------------

   Fixed Account Transfers................................32
   -----------------------

   Modes To Make A Transfer...............................32
   ------------------------

   To Irrevocably Transfer Cash Value Or Exchange
   The Policy                                             33
   ---------------------------------------------------------

   To Terminate Or Surrender..............................33
   -------------------------

   To Assign..............................................34
   ---------

   Proceeds Upon Maturity.................................34
   ----------------------

   Reports And Illustrations..............................35
   -------------------------

   Errors Or Misstatements................................35
   -----------------------

   Incontestability.......................................35
   ----------------

   If We Modify The Policy................................35
   -----------------------

RIDERS....................................................35
------

   Change Of Insured Rider................................36
   -----------------------

   Additional (insurance) Protection Rider................36
   ---------------------------------------

PREMIUM...................................................36
-------

   Initial Premium........................................36
   ---------------

   Subsequent Premiums....................................36
   -------------------

CHARGES...................................................37
-------

   Premium Load (Charge)..................................38
   ---------------------

   Partial Surrender Fee..................................39
   ---------------------

   Cost Of Insurance......................................39
   -----------------

   Mortality And Expense Risk.............................39
   --------------------------

   Policy Loan Interest...................................40
   --------------------

   Administrative.........................................40
   --------------

   Additional (insurance) Protection Rider................40
   ---------------------------------------

   A Note on Charges......................................40
   -----------------

TO ALLOCATE PREMIUM AND SUB-ACCOUNT
VALUATION.................................................42
---------

   Variable Investment Options............................42
   ---------------------------

   The Fixed Investment Option............................42
   ---------------------------

   Allocation Of Premium And Cash Value...................43
   ------------------------------------

   When Sub-Account Units Are Valued......................43
   ---------------------------------

   How Investment Experience Is Determined................43
   ---------------------------------------

   Cash Value.............................................44
   ----------

   Dollar Cost Averaging..................................44
   ---------------------

THE DEATH BENEFIT.........................................45
-----------------

   Calculation Of The Death Benefit Proceeds..............45
   -----------------------------------------

   Death Benefit Options..................................46
   ---------------------

   The Minimum Required Death Benefit.....................46
   ----------------------------------

   Changes In The Death Benefit Option....................47
   -----------------------------------

   Suicide................................................48
   -------

SURRENDERS................................................48
----------

   Full Surrender.........................................48
   --------------

   Other Amounts Paid At Surrender........................48
   -------------------------------

   Partial Surrender......................................49
   -----------------

   Reduction Of Specified Amount On A Partial Surrender...49
   ----------------------------------------------------

THE PAYOUT OPTIONS........................................50
------------------

   Interest Income........................................50
   ---------------

   Income For A Fixed Period..............................50
   -------------------------

   Life Income With Payments Guaranteed...................50
   ------------------------------------

   Fixed Income For Varying Periods.......................51
   --------------------------------

   Joint And Survivor Life................................51
   -----------------------

   Alternate Life Income..................................51
   ---------------------

POLICY LOANS..............................................51
------------

   Loan Amount And Interest...............................51
   ------------------------

   Collateral.............................................52
   ----------

   Repayment..............................................52
   ---------

   Net Effect Of Loans....................................52
   -------------------

LAPSE.....................................................52
-----

   Grace Period...........................................52
   ------------

   Reinstatement..........................................52
   -------------

TAXES.....................................................53
-----

   Types Of Taxes Of Which To Be Aware....................53
   -----------------------------------

   Buying The Policy......................................54
   -----------------

   Investment Gain In The Policy..........................54
   -----------------------------

   Periodic Withdrawals, Non-Periodic Withdrawals
   And Loans                                              55
   --------------------------------------------------------

   Surrender Of The Policy................................56
   -----------------------

   Withholding............................................56
   -----------

   Exchanging The Policy For Another Life Insurance
   Policy                                                 57
   -------------------------------------------------------

   Taxation Of Death Benefits.............................57
   --------------------------

   Special Considerations for Corporations................57
   ---------------------------------------

   Taxes And The Value Of Your Policy.....................58
   ----------------------------------

   Tax Changes............................................58
   -----------

NATIONWIDE LIFE AND ANNUITY INSURANCE
COMPANY...................................................59
-------

NATIONWIDE VL SEPARATE ACCOUNT-C..........................59
--------------------------------

   Organization, Registration And Operation...............59
   ----------------------------------------

   Addition, Deletion, Or Substitution Of Mutual Funds....60
   ---------------------------------------------------

   Voting Rights..........................................60
   -------------

LEGAL PROCEEDINGS.........................................61
-----------------

   Nationwide Life And Annuity Insurance
   --------------------------------------
   Company................................................61
   -------

   Nationwide Investment Services Corporation.............64
   ------------------------------------------

FINANCIAL STATEMENTS......................................64
--------------------

APPENDIX A: DEFINITIONS..................................A-1
-----------------------

                           IN SUMMARY: POLICY BENEFITS
               Appendix A defines certain words and phrases we use
                              in this prospectus.

DEATH BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

YOUR CHOICE OF DEATH BENEFIT OPTIONS

|X| Option One is THE GREATER OF the Specified Amount OR the minimum required Death Benefit under federal tax law.

|X| Option Two is THE GREATER OF the Specified Amount plus the Cash Value OR the minimum required Death Benefit under federal tax law.

|X| Option Three is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the minimum required Death Benefit under federal tax law.

For more information, see "Death Benefit Options," beginning on page 46.

YOUR OR YOUR BENEFICIARY'S CHOICE OF POLICY PROCEEDS

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options beginning on page 50.

COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

|X|  Change the Death Benefit option;

|X|  Increase or decrease the Specified Amount;

|X|  Change your beneficiaries; and

|X|  Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 47; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 49; "The Beneficiary," beginning on page 28; and "Policy Owner Rights," beginning on page 28.

ACCESS TO CASH VALUE

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

|X| Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios PLUS 100% of the Fixed Account PLUS 100% of the loan account immediately prior to the policy loan.

|X|  The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 51.

|X| Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 49.

|X| Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 48 and "The Payout Options beginning on page 50.

PREMIUM FLEXIBILITY

You will not be required to make your Premium payments according to a schedule. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 36.

INVESTMENT OPTIONS

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

|X| The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

|X| The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VL Separate Account-C into a number of Sub-Account portfolios, identified in the "Available Sub-Accounts" section, to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 31; "Modes To Make A Transfer," beginning on page 32 and "Available Sub-Accounts," beginning on page 9 "Variable Investment Options," beginning on page 42.

TRANSFERS BETWEEN AND AMONG INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. For more information, see "Sub-Account Portfolio Transfers," beginning on page 31. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 44.

TAXES

Unless you make a withdrawal, you will generally not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 46. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 53.

ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. For more information, see "To Assign," beginning on page 34.

EXAMINATION RIGHT

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 30.

RIDERS

You may purchase any of the available Riders. Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.

|X|  Change Of Insured Rider (There is no charge for this Rider.)

|X|  Additional (insurance) Protection Rider

For more information, see "Riders," beginning on page 35.

                            IN SUMMARY: POLICY RISKS

IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You will incur fees at the time of purchase that may than more than offset any favorable Investment Experience. As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

UNFAVORABLE INVESTMENT RETURN

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.

EFFECT OF PARTIAL SURRENDERS AND LOANS ON INVESTMENT RETURNS

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

REDUCTION OF THE DEATH BENEFIT

A partial surrender or a policy loan would decrease the policy's Death Benefit, depending on how the Death Benefit relates to the policy's Cash Value.


ADVERSE TAX CONSEQUENCES

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's cash value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 55. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, of which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

FIXED ACCOUNT TRANSFER RESTRICTIONS AND LIMITATIONS

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date. Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

SUB-ACCOUNT PORTFOLIO INVESTMENT

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, RISK cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers. For more information, see " Sub-Account Portfolio Transfers," beginning on page 31 and "Modes To Make A Transfer," beginning on page 32. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.

          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY

VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO WAYS.

|X|  It will provide economic protection to a beneficiary.

|X|  It may build Cash Value.

          Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

IT IS SIMILAR TO, BUT ALSO DIFFERENT FROM, UNIVERSAL LIFE INSURANCE.

|X|  You will pay Premiums for life insurance coverage on the Insured.

|X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

|X| The Cash Surrender Value could be substantially lower than the Premiums you have paid.

     What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen. Also, this policy's cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSURED'S DEATH, FOLLOWING IS A BASIC OVERVIEW. ( PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)

|X|  At issue, the policy will require a minimum initial Premium payment.

          Among other considerations, this amount will be based on: the Insured's age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.

|X|  At the time of a Premium payment, we will deduct transaction fees.

|X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

|X| From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges other than Sub-Account portfolio operating expenses.

|X|  You may be able to vary the timing and amount of Premium payments.

          So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

|X| After the first policy year, you may request to increase or decrease the policy's Specified Amount.

          This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

|X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

          As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

|X| Prior to the Insured's death you may withdraw all, or a portion (after the first policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

          Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FOR MORE INFORMATION, SEE "CHARGES," BEGINNING ON PAGE 37.

====================================================================================================================================
                                                     TRANSACTION FEES (CHARGE)
====================================================================================================================================
===================================== ============================= ================================================================
               CHARGE                   WHEN CHARGE IS DEDUCTED                                 AMOUNT
                                                                                 (DEDUCTED FROM EACH PREMIUM PAYMENT)
------------------------------------- ----------------------------- ----------------------------------------------------------------
            PREMIUM LOAD                 Upon Making A Premium                         Maximum Guaranteed Charge
         (Charge) (1), (2)                      Payment                                9.00% Of Premium Payments
------------------------------------- ----------------------------- ----------------------------------------------------------------
      PARTIAL SURRENDER FEE(3)           Upon Partial Surrender                        Maximum Guaranteed Charge
                                                                                                  $25
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                            Current Charge
                                                                                                   0
------------------------------------- ----------------------------- ----------------------------------------------------------------

(1) We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. We may profit from this charge.

(2) The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the eighth policy year. Currently, the charges for policies vary according to the time of purchase, the amount of the Additional Protection Rider, and amount of annual Premium. For more information, see "Premium Load (Charge)," beginning on page 38.

(3) The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.

------------------------------------------------------------------------------------------------------------------------------------
                               PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
====================================================================================================================================
===================================== ============================= ================================================================
               Charge                   When Charge Is Deducted                                 Amount
------------------------------------- ----------------------------- ----------------------------------------------------------------
     COST OF INSURANCE(4), (5)                  Monthly                   Minimum              Maximum          Representative (6)
  Representative - For An Issue Age                                   -------------------- -------------------- --------------------
   40, Non-tobacco, in the tenth                                      $0.03 per month      $83.33 per month      $0.31 per month
      policy year, issued on a                                        --------------------------------------------------------------
 short-form, non-medical basis and                                                  Per $1,000 Of Net Amount at Risk -
      Death Benefit Option One                                        Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                   Options
------------------------------------- ----------------------------- ----------------------------------------------------------------
           MORTALITY AND                 Daily Based on Annual            Maximum Guaranteed                   Currently
          EXPENSE RISK(7)                     Percentages
------------------------------------- ----------------------------- -------------------------------- -------------------------------
                                                                          0.75% of Cash Value             0.40% of Cash Value
------------------------------------- ----------------------------- -------------------------------- -------------------------------
                                                                     Proportionately From Your Chosen Variable Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

------------------------------------- ----------------------------- ----------------------------------------------------------------
      POLICY LOAN INTEREST (8)          Annually (Accrues Daily)                          Maximum Guaranteed

------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   3.75% Of The Policy Loan Balance
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                             Current Rates
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   3.70% Of The Policy Loan Balance
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   On Balance of Policy Indebtedness
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
           ADMINISTRATIVE                       Monthly                   Maximum Guaranteed                   Currently
------------------------------------- ----------------------------- ------------------------------- --------------------------------
                                                                            $10 per month                    $5 per month
------------------------------------- ----------------------------- ------------------------------- --------------------------------
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
 ADDITIONAL (INSURANCE) PROTECTION              Monthly                   Minimum               Maximum         Representative(12)
       RIDER (9), (10), (11)
 Representative - For An Issue Age
40 Non-tobacco, in the tenth policy
   year, issued on a short-form,
         non-medical basis.
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
                                                                      $0.01 per month      $83.33 per month      $0.22 per month
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
                                                                                  Per $1,000 Of Additional Protection
                                                                          Proportionately From Your Chosen Variable And Fixed
                                                                                          Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

---------------------------------------

(4) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(5) The cost of insurance rate will increase over time, so ask for a policy illustration, or see the Policy Data Page, for more information on your cost.

(6) This amount may not be representative of your cost.

(7) Currently, during the first through fourth years from the Policy Date, this charge is 0.40% of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% of Cash Value. Thereafter, it is currently 0.10% of Cash Value.

(8) We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan. Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter. If left unpaid, we will add it to the loan account. As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily. The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge. For more information, see "Policy Loans," beginning on page 51.

(9) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount. (10) Ask for a policy illustration, or see the Policy Data Page, for more information your cost. (11) The continuation of the rider is contingent on the policy being In Force. (12) This amount may not be representative of your cost.

(10) Ask for a policy illustration, or see the Policy Data Page, for more information your cost.

(11) The continuation of the rider is contingent on the policy being In Force.

(12) This amount may not be representative of your cost.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE MUTUAL FUND THAT CORRESPONDS TO THE EACH SUB-ACCOUNT PORTFOLIO. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE COVER PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.

================================================================================


TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES

==================================================================================================================================
======================================================================================== ===================== ===================


                 TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                         MAXIMUM              MINIMUM

---------------------------------------------------------------------------------------- --------------------- -------------------

     (expenses that are deducted from the Sub-Account portfolio assets, including               0.26%                2.57%
            management fees, distribution (12b-1) fees, and other expenses)

---------------------------------------------------------------------------------------- --------------------- -------------------


The following section lists the Sub-Accounts and identifies their expenses, investment types, and advisers.

--------------------------------------------------------------------------------
                             AVAILABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


We identify Sub-Accounts by the name of the underlying mutual funds. The sub-account portfolio operating expenses shown are deducted by the underlying mutual fund before it provides us with daily net asset value. We then deduct applicable charges from the net asset value in calculating the unit value of the corresponding sub-account. The underlying mutual funds provided us with the expense information. We have not independently verified it. Expenses of the underlying mutual funds are subject to change. The current management fees and other expenses, including any fee waivers and expense reimbursements, are more fully described in the prospectus for each underlying mutual fund.



             ANNUAL EXPENSES OF THE UNDERLYING MUTUAL FUNDS HELD BY
                           THE SUB-ACCOUNT PORTFOLIOS
             (as a percentage of underlying mutual fund net assets)

------------------------------------------------------------------------------------------------------------

                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT

------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.        0.72%           0.30%           0.00%            1.02%
Basic Value Fund: Series I Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.        0.61%           0.30%           0.00%            0.91%
Capital Development Fund: Series I Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.        0.74%           0.40%           0.00%            1.14%
International Growth Fund: Series I
Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

AllianceBernstein Variable Products            0.47%           0.25%           0.28%            1.00%
Series Fund, Inc. - AllianceBernstein
Growth and Income Portfolio: Class A

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios,          0.90%           0.00%           0.00%            0.90%
Inc. - American Century VP Balanced
Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios,          1.00%           0.00%           0.00%            1.00%
Inc. - American Century VP Capital
Appreciation Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios,          0.70%           0.00%           0.00%            0.70%
Inc. - American Century VP Income &
Growth Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios,          1.27%           0.00%           0.00%            1.27%
Inc. - American Century VP International
Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios,          1.00%           0.00%           0.00%            1.00%
Inc. - American Century VP Ultra Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios,          0.93%           0.00%           0.00%            0.93%
Inc. - American Century VP Value Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios,          1.00%           0.00%           0.00%            1.00%
Inc. - American Century VP Vista Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Baron Capital Funds Trust - Baron              1.00%           0.11%           0.25%            1.36%
Capital Asset Fund: Insurance Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc. - CVS            0.70%           0.65%           0.00%            1.35%
Social Equity Portfolio

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Global Small Cap         1.25%           0.32%           0.00%            1.57%
Portfolio

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT

------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - International            1.00%           0.37%           0.00%            1.37%
Focus Portfolio

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value          0.75%           0.39%           0.00%            1.14%
Portfolio

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Small Cap Growth         0.90%           0.20%           0.00%            1.10%
Portfolio

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Mid Cap        0.75%           0.03%           0.00%            0.78%
Stock Portfolio: Initial Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small          0.35%           0.00%           0.25%            0.60%
Cap Stock Index Portfolio: Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth            0.75%           0.07%           0.00%            0.82%
Fund, Inc.: Initial Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial        0.25%           0.01%           0.00%            0.26%
Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund -             0.75%           0.04%           0.00%            0.79%
Appreciation Portfolio: Initial Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund -             0.75%           0.07%           0.00%            0.82%
Growth and Income Portfolio: Initial
Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund -             1.00%           0.25%           0.00%            1.25%
International Value Portfolio: Initial
Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Federated Insurance Series - Federated         0.60%           0.37%           0.25%            1.22%
Quality Bond Fund II: Primary Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.47%           0.11%           0.00%            0.58%
Fund - VIP Equity-Income Portfolio:
Initial Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.47%           0.11%           0.10%            0.68%
Fund - VIP Equity-Income Portfolio:
Service Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.58%           0.10%           0.00%            0.68%
Fund - VIP Growth Portfolio: Initial
Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.58%           0.10%           0.10%            0.78%
Fund - VIP Growth Portfolio: Service
Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.58%           0.13%           0.00%            0.71%
Fund - VIP High Income Portfolio:
Initial Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.58%           0.13%           0.10%            0.81%
Fund - VIP High Income Portfolio:
Service Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.72%           0.19%           0.00%            0.91%
Fund - VIP Overseas Portfolio: Initial
Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.72%           0.19%           0.10%            1.01%
Fund - VIP Overseas Portfolio: Service
Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.53%           0.12%           0.00%            0.65%
Fund II - VIP Asset Manager Portfolio:
Initial Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.57%           0.11%           0.00%            0.68%
Fund II - VIP Contrafund(R) Portfolio:
Initial Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.57%           0.11%           0.10%            0.78%
Fund II - VIP Contrafund(R) Portfolio:
Service Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.43%           0.13%           0.10%            0.66%
Fund II - VIP Investment Grade Bond
Portfolio: Service Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.58%           0.14%           0.10%            0.82%
Fund III - VIP Growth Opportunities
Portfolio: Service Class

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT

------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.57%           0.14%           0.10%            0.81%
Fund III - VIP Mid Cap Portfolio:
Service Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products           0.57%           0.14%           0.10%            0.81%
Fund III - VIP Value Strategies
Portfolio: Service Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance          0.53%           0.18%           0.25%            0.96%
Products Trust - Franklin Small Cap
Value Securities Fund: Class 2

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance          0.79%           0.07%           0.25%            1.11%
Products Trust - Templeton Foreign
Securities Fund: Class 2

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.30%           0.27%           0.00%            0.57%
Dreyfus GVIT Mid Cap Index Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.70%           0.24%           0.00%            0.94%
Federated GVIT High Income Bond Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            1.15%           0.25%           0.00%            1.40%
Gartmore GVIT Emerging Markets Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products          0.58%            0.14%           0.00%            0.72%
Fund III - VIP Growth Opportunities
Portfolio: Initial Class

------------------------------------------------------------------------------------------------------------

                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT

------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            1.00%           0.27%           0.00%            1.27%
Gartmore GVIT Global Financial Services
Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            1.00%           0.26%           0.00%            1.26%
Gartmore GVIT Global Health Sciences
Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.98%           0.30%           0.00%            1.28%
Gartmore GVIT Global Technology and
Communications Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.80%           0.28%           0.00%            1.08%
Gartmore GVIT Global Utilities Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.49%           0.24%           0.00%            0.73%
Gartmore GVIT Government Bond Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.60%           0.25%           0.00%            0.85%
Gartmore GVIT Growth Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            1.00%           0.33%           0.00%            1.33%
Gartmore GVIT International Growth Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.13%           0.18%           0.25%            0.56%
Gartmore GVIT Investor Destinations
Conservative Fund: Class II*

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.13%           0.18%           0.25%            0.56%
Gartmore GVIT Investor Destinations
Moderately Conservative Fund: Class II*

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.13%           0.18%           0.25%            0.56%
Gartmore GVIT Investor Destinations
Moderate Fund: Class II*

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.13%           0.18%           0.25%            0.56%
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund: Class II*

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.13%           0.18%           0.25%            0.56%
Gartmore GVIT Investor Destinations
Aggressive Fund: Class II*

------------------------------------------------------------------------------------------------------------

*The Gartmore Variable Insurance Trust - GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the GVIT Investor Destinations Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund expenses. These expenses are not included in the expenses shown above. They are as follows:

Gartmore GVIT Investor Destinations Conservative Fund: Class II            0.33%
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II 0.31%
Gartmore GVIT Investor Destinations Moderate Fund: Class II                0.30%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II   0.31%
Gartmore GVIT Investor Destinations Aggressive Fund: Class II              0.30%

-----------------------------------------------------------------------------------------------------------

                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT

------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.75%           0.23%           0.00%            0.98%
Gartmore GVIT Mid Cap Growth Fund -
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.37%           0.25%           0.00%            0.82%
Gartmore GVIT Money Market Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.37%           0.18%           0.00%            0.55%
Gartmore GVIT Money Market Fund:
Class V

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.59%           0.24%           0.00%            0.83%
Gartmore GVIT Nationwide(R) Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.90%           0.29%           0.00%            1.19%
Gartmore GVIT Nationwide(R) Leaders Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            0.90%           0.33%           0.00%            1.23%
Gartmore GVIT U.S. Growth Leaders Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -            1.00%           0.25%           0.00%            1.25%
Gartmore GVIT Worldwide Leaders Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT       0.95%           0.26%           0.00%            1.21%
Small Cap Growth Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT       0.87%           0.24%           0.00%            1.11%
Small Cap Value Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT       0.93%           0.26%           0.00%            1.19%
Small Company Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - J.P.       0.73%           0.25%           0.00%            0.98%
Morgan GVIT Balanced Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van        0.75%           0.19%           0.00%            0.94%
Kampen GVIT Comstock Value Fund: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van        0.75%           0.26%           0.00%            1.01%
Kampen GVIT Multi Sector Bond Fund:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust -       0.80%           0.08%           0.00%            0.88%
Goldman Sachs VIT Mid Cap Value Fund

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Janus Aspen Series - Balanced Portfolio:       0.55%           0.01%           0.25%            0.81%
Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Janus Aspen Series - Forty Portfolio:          0.64%           0.02%           0.25%            0.91%
Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Janus Aspen Series - Global Technology         0.64%           0.07%           0.25%            0.96%
Portfolio: Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Janus Aspen Series - International             0.64%           0.04%           0.25%            0.93%
Growth Portfolio: Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan           0.65%           0.21%           0.00%            0.86%
Investment Trust Mid Cap Growth Portfolio

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan           0.74%           0.19%           0.00%            0.93%
Investment Trust Mid Cap Value Portfolio

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. - Mid-Cap        0.75%           0.42%           0.00%            1.17%
Value Portfolio: Class VC

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Merrill Lynch Variable Series Funds,           0.75%           0.11%           0.15%            1.01%
Inc. -International Index V.I. Fund:
Class II

------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT

------------------------------------------------------------------------------------------------------------

Merrill Lynch Variable Series Funds,           0.46%           0.07%           0.15%            0.68%
Inc. -Large Cap Core V.I. Fund: Class II

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management           1.15%           1.17%           0.25%            2.57%
Trust - AMT Fasciano Portfolio: Class S

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management           0.85%           0.11%           0.00%            0.96%
Trust - AMT Growth Portfolio: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management           0.85%           0.13%           0.00%            0.98%
Trust - AMT Guardian Portfolio

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management           0.65%           0.08%           0.00%            0.73%
Trust - AMT Limited Maturity Bond
Portfolio: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management           0.84%           0.08%           0.00%            0.92%
Trust - AMT Mid-Cap Growth Portfolio:
Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management           0.83%           0.08%           0.00%            0.91%
Trust - AMT Partners Portfolio

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -           0.67%           0.02%           0.00%            0.69%
Oppenheimer Aggressive Growth Fund/VA:
Non-Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -           0.72%           0.02%           0.00%            0.74%
Oppenheimer Balanced Fund/VA:
Non-Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -           0.64%           0.02%           0.00%            0.66%
Oppenheimer Capital Appreciation
Fund/VA: Non-Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -           0.72%           0.03%           0.00%            0.75%
Oppenheimer Core Bond Fund/VA:
Non-Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -           0.63%           0.03%           0.00%            0.66%
Oppenheimer Global Securities Fund/VA:
Non-Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -           0.75%           0.06%           0.25%            1.06%
Oppenheimer Main Street(R) Fund/VA:
Non-Service Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust - All           0.80%           0.25%           0.00%            1.05%
Asset Portfolio: Administrative Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust - Low           0.25%           0.25%           0.00%            0.50%
Duration Portfolio: Administrative Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust - Real          0.25%           0.25%           0.00%            0.50%
Return Portfolio: Administrative Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust - Total         0.25%           0.25%           0.00%            0.50%
Return Portfolio: Administrative Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust -             0.65%           0.13%           0.00%            0.78%
Pioneer High Yield VCT Portfolio: Class
I Shares

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Royce Capital Fund - Royce Micro-Cap           1.25%           0.09%           0.00%            1.34%
Portfolio

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Series, Inc. - T.         0.85%           0.00%           0.25%            1.10%
Rowe Price Equity Income Portfolio:
Class II

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Series, Inc. - T.         0.85%           0.00%           0.25%            1.10%
Rowe Price Mid-Cap Growth Portfolio:
Class II

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Series, Inc. - T.         0.85%           0.00%           0.00%            0.85%
Rowe Price New America Growth Portfolio

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT

------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust -            1.00%           0.27%           0.00%            1.27%
Worldwide Bond Fund: Initial Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust -            1.00%           0.39%           0.00%            1.39%
Worldwide Emerging Markets Fund: Initial
Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust -            1.00%           0.20%           0.00%            1.20%
Worldwide Hard Assets Fund: Initial Class

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc.        0.75%           0.35%           0.00%            1.10%
- Emerging Markets Debt Portfolio: Class
I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc.        0.75%           0.38%           0.00%            1.13%
- Mid Cap Growth Portfolio: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc.        0.76%           0.26%           0.00%            1.02%
- U.S. Real Estate Portfolio: Class I

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Growth Portfolio      0.69%           0.06%           0.25%            1.00%

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Real Estate           0.90%           0.39%           0.25%            1.55%
Securities Portfolio

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Wells Fargo Variable Trust Funds - Wells       0.72%           0.20%           0.25%            1.17%
Fargo Advantage Opportunity Fund VT

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Wells Fargo Variable Trust Funds - Wells       0.75%           0.22%           0.25%            1.22%
Fargo Advantage Discovery Fund VT

------------------------------------------------------------------------------------------------------------

The Sub-Accounts available through this policy, their advisers, and their investment objectives are:


AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO:
CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Alliance Capital Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I
This sub-account is only available in policies issued before September 27, 1999.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
This sub-account is only available in policies issued before May 1, 2005.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VISTA FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

BARON CAPITAL FUNDS TRUST - BARON CAPITAL ASSET FUND: INSURANCE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              BAMCO, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


Calvert Variable Series, Inc. - CVS Social Equity Portfolio
This sub-account is only available in policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Calvert Asset Management Company, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO (FORMERLY, CREDIT SUISSE TRUST
- GLOBAL POST-VENTURE CAPITAL PORTFOLIO)
This sub-account is only available in policies issued before September 27, 1999.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Credit Suisse Asset Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


Credit Suisse Trust - International Focus Portfolio
This sub-account is only available in policies issued before September 27, 1999.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Credit Suisse Asset Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


Credit Suisse Trust - Large Cap Value Portfolio
This sub-account is only available in policies issued before May 1, 2000.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Credit Suisse Asset Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return.

------------------------------------------------ -----------------------------------------------------------------------------------


CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Credit Suisse Asset Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2005.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Results that exceed total return performance of S&P 400.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------


Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth with current income as a secondary goal.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth, current income and growth of income.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL
CLASS
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service
Class This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management and Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP ASSET MANAGER PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities
Portfolio: Service Class This sub-account is only available in policies issued before May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio:
Service Class
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Franklin Advisory Services, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Templeton Investment Counsel, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..

------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services
Fund: Class I
This sub-account is only available in policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class I
This sub-account is only available in policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund:
Class I
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries..

------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II

--------------------------- --------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.

--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective October 21, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS V

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Leaders Fund:
Class I
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return from a concentrated portfolio of U.S. securities.

------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.

------------------------------------------------ -----------------------------------------------------------------------------------


Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class I
(formerly, Gartmore Variable Insurance Trust - Comstock GVIT Value Fund: Class
I)
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Van Kampen Asset Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Morgan Stanley Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average total return over a market cycle of three to five years.

------------------------------------------------ -----------------------------------------------------------------------------------


GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT MID CAP VALUE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Goldman Sachs Asset Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


Janus Aspen Series - Forty Portfolio: Service Shares (formerly, Janus Aspen Series - Capital Appreciation
Portfolio: Service Shares)
This sub-account is only available in policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


Janus Aspen Series - Global Technology Portfolio: Service Shares
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


Janus Aspen Series - International Growth Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JPMorgan Investment Trust - JPMorgan Investment Trust Mid Cap Growth Portfolio
(formerly, One Group(R) Investment Trust - One Group Investment Trust Mid Cap
Growth Portfolio)
This sub-account is only available in policies issued before May 1, 2005.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital and secondarily, current income by investing primarily in equity securities.

------------------------------------------------ -----------------------------------------------------------------------------------


JPMorgan Investment Trust - JPMorgan Investment Trust Mid Cap Value Portfolio
(formerly, One Group(R) Investment Trust - One Group Investment Trust Mid Cap
Value Portfolio)
This sub-account is only available in policies issued before May 1, 2005.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

------------------------------------------------ -----------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO: CLASS VC

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Lord Abbett & Co.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


MERRILL LYNCH VARIABLE SERIES FUND, INC. - INTERNATIONAL INDEX V.I. FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Merrill Lynch Investment Managers, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Current income and long-term growth of income accompanied by growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


MERRILL LYNCH VARIABLE SERIES FUND, INC. - LARGE CAP CORE V.I. FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Merrill Lynch Investment Managers, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total investment return.

------------------------------------------------ -----------------------------------------------------------------------------------


Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: Class S
This sub-account is only available in policies issued before May 1, 2005.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: CLass I
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Highest available current income.

------------------------------------------------ -----------------------------------------------------------------------------------


Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


Neuberger Berman Advisers Management Trust - AMT Partners Portfolio
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA:
Non-Service Shares
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service
Shares
This sub-account is only available in policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total investment return: current income and capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: NON-SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Bond Fund/VA: Non-Service Shares)

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: NON-SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Fund/VA:
Non-Service Shares
This sub-account is only available in policies issued before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


PIMCO VARIABLE INSURANCE TRUST -ALL ASSET PORTFOLIO: ADMINISTRATIVE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Pacific Investment Management Company LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.

------------------------------------------------ -----------------------------------------------------------------------------------


PIMCO VARIABLE INSURANCE TRUST -LOW DURATION PORTFOLIO: ADMINISTRATIVE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Pacific Investment Management Company LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.

------------------------------------------------ -----------------------------------------------------------------------------------


PIMCO VARIABLE INSURANCE TRUST -REAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Pacific Investment Management Company LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.

------------------------------------------------ -----------------------------------------------------------------------------------


PIMCO VARIABLE INSURANCE TRUST -TOTAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Pacific Investment Management Company LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.

------------------------------------------------ -----------------------------------------------------------------------------------


PIONEER VARIABLE CONTRACTS TRUST - PIONEER HIGH YIELD VCT PORTFOLIO: CLASS I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Pioneer Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize total return.

------------------------------------------------ -----------------------------------------------------------------------------------


ROYCE CAPITAL FUND - ROYCE MICRO-CAP PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Royce & Associates, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS
II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              T. Rowe Price Investment Services

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

------------------------------------------------ -----------------------------------------------------------------------------------


T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio:
Class II
This sub-account is only available in policies issued before May 1,2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              T. Rowe Price Investment Services

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital by investing primarily in the common stocks of medium-sized companies with the potential for above-average growth.

------------------------------------------------ -----------------------------------------------------------------------------------


T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              T. Rowe Price Investment Services

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing in companies believed to be in the fast-growing sectors that define the "new America."

------------------------------------------------ -----------------------------------------------------------------------------------


Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

------------------------------------------------ -----------------------------------------------------------------------------------


Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial
Class
This sub-account is only available in policies issued before May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

------------------------------------------------ -----------------------------------------------------------------------------------


Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average current income and long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth with a secondary goal of current income.

------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - REAL ESTATE SECURITIES PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return through a combination of capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


Wells Fargo Variable Trust Funds - Wells Fargo Advantage Opportunity Fund VT
(formerly, Strong Opportunity Fund II, Inc.: Investor Class)
This sub-account is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Wells Fargo Funds Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Wells Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


Wells Fargo Variable Trust Funds - Wells Fargo Advantage Discovery Fund VT
(formerly, Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II,
Inc.)
This sub-account is only available in policies issued before September 27,1999.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Wells Fargo Funds Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Wells Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

The Sub-Account portfolios listed above are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. We have entered into agency agreements with certain broker-dealer firms to distribute the policy. Some of those firms have an affiliate that acts as an investment adviser or subadviser to one or more of the underlying funds that are offered under the policy.

PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND FOR MORE DETAILED INFORMATION.

--------------------------------------------------------------------------------
                                   THE POLICY
--------------------------------------------------------------------------------

The policy is a legal contract between you and us (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy). You may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.
--------------------------- ----------------------------------------------------

POLICY OWNER RIGHTS

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned. You may also name a contingent policy owner. While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The Insured is the person named in the application. You may change the Insured by submitting a change request to us in writing. If approved by us, the change will become effective when it was signed, rather than the date we received it. The policy charges after the change will be based upon the new Insured's characteristics. For more information, see "Change Of Insured Rider," on page 35.
--------------------------------------------------------------------------------

THE BENEFICIARY

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy. You name the beneficiary in the application for the policy. You may name more than one beneficiary. The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy. The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living. Any change must be in writing and satisfactory to us. We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change. Once we record the change, the change will be effective as of the date it was signed rather than the date we received it. The change will not affect any payment we made or action we took before we recorded the change.

--------------------------------------------------------------------------------

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.
--------------------------------------------------------------------------------

COVERAGE

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.
--------------------------------------------------------------------------------

COVERAGE EFFECTIVE DATE

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid. It will end when the policy Lapses, or when we pay all the Proceeds from the policy. We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.
-------------------------------------------------------------------------------

TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by law. If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "To Allocate Premium And Sub-Account Valuation," beginning on page 41.

--------------------------------------------------------------------------------

TO CHANGE COVERAGE

After the first policy year, you may request to change the Specified Amount. Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 46.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79. The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy's Cash Value plus $8,000,000. For more information, see "Calculation Of The Death Benefit Proceeds," beginning on page 44.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

--------------------------------------------------------------------------------

SUB-ACCOUNT PORTFOLIO

We will determine the amount you have available for transfers among the Sub-Account TRANSFERS portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary:
Fee Tables," beginning on page 6, and "How Investment Experience Is Determined," beginning on page 42.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts. Prior to the policy's Maturity Date, you may transfer among the available Sub-Account portfolios; however, in instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading. If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts. If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. We will remit all such fees to the underlying mutual fund.

--------------------------------------------------------------------------------

FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account. For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy," on page 32.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. We reserve the right to refuse any transfer to the fixed account if the fixed account's Cash Value comprises more than 30% of the policy's Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions). Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period. An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect. Currently, interest crediting rates are reset at the beginning of each calendar quarter.

--------------------------------------------------------------------------------

MODES TO MAKE A TRANSFER

To make a transfer, send your written request to us at our Home Office via first class U.S. mail. Upon receipt, we will process a transfer request at the end of the current Valuation Period. We may also permit you to use other modes of communication, subject to limitations.

OUR CONTACT INFORMATION IS ON THE COVER PAGE OF THIS PROSPECTUS.

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices. For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons. Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. We do not systematically monitor the transfer instructions of these individual persons. We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size. If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a twelve-month period.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will consider each request by any means as a single transfer regardless of the number of Sub-Accounts involved. We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to communication via the internet or telephone, including:

o    requiring forms of personal identification before acting upon instructions;

o    providing you with written confirmation of completed transactions; and/or

o    recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

--------------------------------------------------------------------------------

TO IRREVOCABLY TRANSFER CASH VALUE OR EXCHANGE THE POLICY

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. For more information, see "In Summary: Fee Tables," beginning on page 6. The exchange may have tax consequences. For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 56. This policy will terminate when the new policy takes effect.

--------------------------------------------------------------------------------

TO TERMINATE OR SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Grace Period," beginning on page 51.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office. We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes. For more information, see "Taxes-Surrender Of The Policy," beginning on page 55. The cash surrender value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans," beginning on page 50.

-------------------------------------------------------------------------------

TO ASSIGN

You may assign any rights under the policy while the Insured is alive. If you make an assignment, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 50.
--------------------------------------------------------------------------------

PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date. However, the payment will be postponed when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The maturity Proceeds will equal the policy's Cash Value minus any Indebtedness. After we pay the maturity Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:

o    no additional Premium payments will be allowed;

o    no changes to the amount of the Specified Amount will be allowed;

o if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1. For more information, see "Death Benefit Options," beginning on page 45;

o the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

o 100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;

o the Proceeds payable at the Insured's death will be the greater of the Death Benefit or the Cash Value;

o the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option One or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

o the Maturity Date will not be extended where the policy will fail the definition of life insurance.
--------------------------------------------------------------------------------

REPORTS AND ILLUSTRATIONS

We will send you transaction confirmations. We will also send you semi-annual and annual reports that show:

o    the specified coverage amount

o    the current Cash Value

o    Premiums paid

o    the Cash Surrender Value

o    all charges since the last report

o    outstanding policy indebtedness

We will send reports to the address you provide on the application, or to another you may specify. At any time, you may ask for an illustration of future benefits and values under the policy. We do not charge for illustrations.
-------------------------------------------------------------------------------

ERRORS OR MISSTATEMENTS

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.


To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured's death by the ratio of the monthly cost of insurance actually applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age in the policy month of death. We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.


INCONTESTABILITY

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

--------------------------------------------------------------------------------
                                     RIDERS
--------------------------------------------------------------------------------


Riders are available for you to design the policy to meet your specific needs. You may elect one or both of them. However, once the policy is In Force, we may require further evidence of insurability to add a Rider. Availability varies by state. You will incur an additional charge for the Additional Protection (insurance) Rider so long as: the policy remains in effect and the Rider's term has not expired; until we have paid the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office. For more information on the costs of the Additional Protection (insurance) Rider, see "In
Summary: Fee Tables," beginning on page 6 and "Charges," beginning on page 36.

--------------------------- ----------------------------------------------------

CHANGE  OF INSURED RIDER

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured. You may elect this Rider at any time.

--------------------------------------------------------------------------------

ADDITIONAL (INSURANCE) PROTECTION RIDER

This Rider is only available to purchase when you purchase the policy. The benefit is supplemental life insurance on the Insured. The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured's death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen. For more information, see "Death Benefit Options," on page 45.

The Rider's cost is determined by multiplying a monthly cost of insurance by the Rider's Death Benefit amount. For more information, see "In Summary: Fee Tables," beginning on page 6. You may renew coverage annually until the policy Maturity Date.

Certain terms and conditions apply to the Rider including that two years after the Rider's effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider. Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider's Death Benefit. If the age of the Insured is misstated or erroneous, we will adjust the Rider's Death Benefit to reflect the true age.

-------------------------------------------------------------------------------
                                    PREMIUM
--------------------------------------------------------------------------------

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.
--------------------------- ----------------------------------------------------

INITIAL PREMIUM

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy. If we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50 per policy.

--------------------------------------------------------------------------------

SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

o We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount at Risk. Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner. The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right. If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.

o We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and

o We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes. We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50 per policy.

--------------------------------------------------------------------------------
                                     CHARGES
-------------------------------------------------------------------------------

PLEASE READ AND CONSIDER THE FOLLOWING, WHICH WE INTEND TO BE AN AMPLIFICATION (BUT IT MAY ALSO BE DUPLICATIVE), IN CONJUNCTION WITH THE FEE TABLES, AND THE ACCOMPANYING FOOTNOTES, APPEARING EARLIER IN THE PROSPECTUS. SEE "IN SUMMARY:
FEE TABLES," BEGINNING ON PAGE 6. ALSO, SEE THE POLICY, INCLUDING THE POLICY DATA PAGE, AND THE RIDERS, FOR MORE INFORMATION.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a premium load, which is composed of the sales load and premium taxes. We will deduct all other charges from the policy's cash value (rather than a Premium payment), except for mortality and expense risk . We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.) More detail about these charges is contained in the prospectus for the mutual fund.

--------------------------------------------------------------------------------

PREMIUM LOAD (CHARGE)

This charge amounts to no more than 9.0% of Premium and is reduced to 5.5% of Premium payment starting with the eighth policy year. The charge partially recoups sales expenses and premium taxes. After this charge is deducted, the remaining premium is invested in the investment options you elect.

We calculate the Premium load charge using a "target premium." Federal tax law limits the amount of Premium you can pay and have the policy continue to be life insurance for tax purposes. For more information, see "The Minimum Required Death Benefit," beginning on page 45. Target premium is 28.57% of the maximum annual Premium allowed under the Internal Revenue Code assuming that: the policy is not a "modified endowment contract" as defined in the Code. For more information see, "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 54. The policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you are paying seven level, annual Premiums.

Currently, the charges for policies vary according to the time of purchase and amount of annual Premium as follows:

     For Policies Issued On or After September 9, 2002 With $500,000 Or More Of Annual Premium Per Owner

For the first five policy years:

     9.00% of Premium payments for the base (non-rider) portion of the Specified Amount up to "target Premium",

     plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

     plus 3.29% minus (1.29% of the Premium times the proportion of additional protection rider to the total Specified Amount) of the Premium payments for the additional protection rider portion of the Specified Amount;

For policy years six through ten: 3.50% of Premium payments;

For policy years eleven and after: 2.00 % of Premium payments.

     For Policies Issued On or After September 9, 2002 With Less Than $500,000 Of Annual Premium Per Owner

For the first seven policy years:

     9.00% of Premium payments up to target premium;

     plus 7.00% of Premium payments over the target premium;

For policy years eight through ten: 5.50% of Premium payments; and then

For policy years eleven and after: 3.50% of Premium payments.

                 For Policies Issued Prior To September 9, 2002

For the first seven policy years:

     9.00% of Premium payments for the base (non-rider) portion of the Specified Amount up to target Premium;

     plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

     plus 6.50% of Premium Payments for the additional protection rider portion of the Specified Amount.

For years eight and after: 3.50% Premium payments.

 -------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PARTIAL SURRENDER FEE

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount. Currently we do not assess this charge.
--------------------------------------------------------------------------------

COST OF INSURANCE

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount. This charge compensates us for providing insurance protection under the policy.

We base the cost of insurance rates on our expectancies of future mortality and expense. The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings. The current cost of insurance charges are based on future expectations for factors such as: mortality; investment earnings; persistency; expenses; and taxes. Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge. Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase. Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.

 -------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK

This charge is guaranteed not to exceed 0.75% of the policy's Cash Value on an annualized basis. Currently, during the first through fourth years from the Policy Date, this charge is 0.40% per annum of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% per annum of Cash Value. Thereafter, this charge currently is 0.10% per annum of Cash Value. The charge compensates us for assuming risks associated with mortality and expense costs and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. The charge is guaranteed not to exceed a stipulated maximum. For more information, see "In Summary: Fee Tables," beginning on page 6.

--------------------------------------------------------------------------------

POLICY LOAN INTEREST

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan. If left unpaid, we will add it to the policy's outstanding indebtedness.

As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page.
--------------------------------------------------------------------------------

ADMINISTRATIVE

The maximum guaranteed administrative charge is $10, but we currently are charging $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.

-------------------------------------------------------------------------------

ADDITIONAL (INSURANCE)PROTECTION RIDER

This charge compensates us for providing supplemental life insurance on the Insured. We will determine this charge by multiplying the Rider's current cost of insurance rate by the Net Amount at Risk for the Rider portion of the Specified Amount.

We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider. Periodically, we will reevaluate the Rider's current cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class. Any changes in these expectations may result in increased cost of insurance charges for the Rider.

--------------------------------------------------------------------------------

A NOTE ON CHARGES

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In
Summary: Fee Tables," section sets out the costs you incur when you purchase this policy. The following two paragraphs describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses


Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances. We refer to these expenses collectively as "total compensation." We pay commission of up to 28% of first year premiums and up to 10% for renewal premiums after the first year. Other compensation may total up to 13% of first year premium.

We have the ability to customize the total compensation package of our broker-dealer firms. We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximums discussed above. Commission may be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.70% of the non-loaned cash value per year.

The payment of such total compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate. The actual amount of total compensation we pay depends on factors such as the aggregate amount of premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services brokerage firms provide. Individual registered representatives typically receive a portion of the total compensation we pay, depending on their arrangement with their brokerage firm.

If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide's Corporate Insurance Unit.


Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding paragraphs. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the Variable Account's purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The underlying mutual funds understand and acknowledge that, in performing these functions and incurring these costs, we provide substantial value to the funds. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a fund's 12b-1 plan, in which case they are deducted from fund assets, or service/administration agreements often between the fund adviser and us or our affiliates with no direct deduction from fund assets. In setting the charges for this policy we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the Variable Account that make these payments for the services we provide.

--------------------------------------------------------------------------------
                  TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION
--------------------------------------------------------------------------------

You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the cash value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the GVIT Gartmore GVIT Money Market Fund: Class I. Once your examination right ends, we will transfer the cash value to your Sub-Account allocations in effect when at the time of the transfer. If yours is a state that requires us to refund the cash value, we will allocate the Net Premiums to the Sub-Account choices in effect at the time of the transfer. After your right to cancel the policy expires, all Premium payments will be allocated to the Sub-Account choices in effect when we received the Premium payment.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS

The separate account invests in shares of the available Sub-Account portfolios. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.

Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio. The "Available Sub-Accounts" section identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.

--------------------------------------------------------------------------------

THE FIXED INVESTMENT OPTION

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of at least no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set. Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

--------------------------------------------------------------------------------

ALLOCATION OF PREMIUM AND CASH VALUE

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Premium payments in whole percentages. The sum of allocations must equal 100%.
--------------------------------------------------------------------------------

WHEN SUB-ACCOUNT UNITS ARE VALUED

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed

We will not price Sub-Account Units on these recognized holidays.

    o  New Year's Day                       o  Independence Day
    o  Martin Luther King, Jr. Day          o  Labor Day
    o  Presidents' Day                      o  Thanksgiving
    o  Good Friday                          o  Christmas
    o  Memorial Day

In addition, we will not price Sub-Account Units if:

o    trading on the New York Stock Exchange is restricted;

o an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

o the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day we and the NYSE are both open for business.
--------------------------------------------------------------------------------

HOW INVESTMENT EXPERIENCE IS DETERMINED

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.


We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.


We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

(a) is the sum of:

     o the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period after taxes or tax credits; and

     o the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

(c)  is a charge for Mortality and Expense Risk.

--------------------------- ----------------------------------------------------

CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. The Cash Value will vary depending on where you allocate your Net Premium. Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts. Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios. It will also vary because we deduct the policy's periodic charges from the cash value. So, if the policy's cash value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 41 and "Loan Amount And Interest," beginning on page 50.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

--------------------------------------------------------------------------------

DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging. A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. With dollar cost averaging, you may also have Premium transferred from the GVIT Gartmore GVIT Money Market Fund:
Class I.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

--------------------------------------------------------------------------------
                                THE DEATH BENEFIT
--------------------------------------------------------------------------------

CALCULATION OF THE DEATH BENEFIT PROCEEDS

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected. Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance. You may choose one of three Death Benefit options. Not all Death Benefit options are available in all states. If you do not elect a Death Benefit, the policy's Death Benefit will be Option One.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit. Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000. We may increase the maximum Death Benefit at our sole discretion.

We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured. If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000. If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution. For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less than zero because of a pre-death distribution.

The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code. In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated. We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded. Taxes arising from the pre-death distribution, if any, are your responsibility. We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

-------------------------------------------------------------------------------

DEATH BENEFIT OPTIONS

There are the three Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

     OPTION ONE

     The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

     OPTION TWO

     The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

     OPTION THREE

     The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.

The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders. Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment. For more information, see "Other Amounts Paid At Surrender," beginning on page 47. This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.
--------------------------------------------------------------------------------

THE MINIMUM REQUIRED DEATH BENEFIT

Each death benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

o    the cash value accumulation test; or

o    the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. You may not change from or to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change. Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

-------------------------- -----------------------------------------------------

SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

--------------------------------------------------------------------------------
                                   SURRENDERS
-------------------------- -----------------------------------------------------

FULL SURRENDER

You may surrender the policy for the cash surrender value at any time while the Insured is alive. We calculate the cash surrender value based on the policy's cash value. For more information, see "Cash Value," beginning on page 43. To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.

--------------------------------------------------------------------------------

OTHER AMOUNTS PAID AT SURRENDER

For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy's Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue. We will inform you of the availability of this arrangement at the time you apply for the policy. This payment will not be made from the policy, but is a separate obligation of Nationwide. This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy.

The amount, duration, and availability of additional surrender payments may vary based on a number of factors, including:

o    the number of Insureds;

o    the nature of the relationship among individual Insureds;

o    the purpose for which the policies are being purchased;

o    the expected persistency of the policies; and

o any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy's Cash Surrender Value from our general account. WE URGE YOU TO CONSULT WITH YOUR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

--------------------------------------------------------------------------------

PARTIAL SURRENDER

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus. We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

o    the minimum partial surrender is $500;

o a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;

o themaximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

o after the partial surrender, the policy continues to qualify as life insurance.

-------------------------------------------------------------------------------

REDUCTION OF SPECIFIED AMOUNT ON A PARTIAL SURRENDER

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase. Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy's Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders. A preferred partial surrender is a partial surrender that:

o    occurs before the 15th policy anniversary; and ---

o when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

o    against the most recent increase in the Specified Amount;

o against the next most recent increases in the Specified Amount in succession; and

o    against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee, we currently deduct none. Certain partial surrenders may result in currently taxable income and tax penalties. Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 54.

--------------------------------------------------------------------------------
                               THE PAYOUT OPTIONS
--------------------------------------------------------------------------------

You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured's death) after we receive your written request at our Home Office. We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account. Also, we will postpone any payment of Proceeds on the days we are unable to price Sub-Account Units. For more information, see "When Sub-Account Units Are Valued," beginning on page 42. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office. At any time before the Proceeds become payable, you may request to change your payout option in writing to our Home Office. Changing the beneficiary of the policy will revoke the settlement options in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process.

Please note that for the remainder of "The Payout Options" section only, "you" means the person we are obligated to pay.
--------------------------------------------------------------------------------

INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.
--------------------------------------------------------------------------------

INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us to our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------------------------------------------------------------

LIFE INCOME WITH PAYMENTS GUARANTEED

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

--------------------------------------------------------------------------------

FIXED INCOME FOR VARYING PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.
--------------------------------------------------------------------------------

JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon the death of the payee who lives longer. We will make no payments to the last surviving payee's estate.

-------------------------------------------------------------------------------

ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

--------------------------------------------------------------------------------
                                  POLICY LOANS
--------------------------------------------------------------------------------

While the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.
--------------------------------------------------------------------------------

LOAN AMOUNT AND INTEREST

The minimum policy loan you may take is $500. You may take no more than the maximum loan value which equals (1) plus (2) plus (3), where:

(1)  is 90% of the Sub-Account portfolios;

(2)  is 100% of the fixed account; and

(3)  is 100% of the loan account.

We guarantee the effective annual interest rate will not exceed 3.75%. Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan. If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

--------------------------------------------------------------------------------

COLLATERAL

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

--------------------------- ----------------------------------------------------

REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime. The minimum repayment is $50. While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments. If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.


--------------------------------------------------------------------------------

NET EFFECT OF LOANS

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 6. Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount. A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.

--------------------------------------------------------------------------------
                                      LAPSE
--------------------------------------------------------------------------------

So long as your policy's Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both. The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.
--------------------------------------------------------------------------------

GRACE PERIOD

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period begins.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal the lesser of at least 3 times the current monthly deduction. The Grace Period will end 61 days after the day the notice is mailed. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value. The Grace Period will not alter the operation of the policy or the payment of Proceeds.
--------------------------------------------------------------------------------

REINSTATEMENT

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

o submitting a written request at any time within three years after the end of the

     Grace Period and prior to the Maturity Date;

o    providing evidence of insurability satisfactory to us;

o paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

o paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

o paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set to the Cash Value at the end of the Grace Period.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

-------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

TYPES OF TAXES OF WHICH TO BE AWARE

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).


The gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount (in 2005, up to $11,000 per recipient) from the value of the gift. In addition, each donor is allowed a credit against the first $1 million in lifetime gifts (calculated after taking into account the $11,000 exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse. Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2005, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1.5 million amount increases to $2 million in 2006, 2007, and 2008 and $3.5 million in 2009. The federal estate tax (but not the gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

--------------------------------------------------------------------------------

BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.


Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as where the premium is paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

--------------------------------------------------------------------------------

INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. For more information, see "The Minimum Required Death Benefit," beginning on page 45. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed twenty, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

-------------------------------------------------------------------------------

PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 45.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.


The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds the Premiums paid into the policy at the time of the transaction. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
--------------------------------------------------------------------------------

SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

--------------------------------------------------------------------------------

WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory back-up withholding means we are required to withhold taxes on a distribution at a rate established by Section 3406 of the Code and the recipient cannot elect to receive the entire distribution. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

o    the value each year of the life insurance protection provided;

o    an amount equal to any employer-paid Premiums;


o some or all of the amount by which the current value exceeds the employer's interest in the policy; or

o interest that is deemed to have been forgiven on a loan that was deemed to have been made by the employer.


Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

--------------------------------------------------------------------------------

EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. However, if you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.
--------------------------------------------------------------------------------

TAXATION OF DEATH BENEFITS

Federal Income Tax. The death Proceeds payable under a policy generally are excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred to a new owner for valuable consideration, then a portion of the Death Benefit may be includable in the beneficiary's gross income when it is paid.


Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death Proceeds and pay them directly to the IRS as the GSTT liability.


If the owner of the contract is not the Insured or the beneficiary, payment of the death benefit to the beneficiary will be treated as a gift by the owner to the beneficiary.

--------------------------------------------------------------------------------

SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the Death Benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.


Due to the complexity of these rules, and because the application of these rules is affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. These cases are in various stages of the appellate process. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
--------------------------------------------------------------------------------

TAXES AND THE VALUE OF YOUR POLICY

A Premium load is assessed on each Premium payment, and their remainder is invested in accordance with your investment allocations. The Premium load partially recovers certain taxes assessed by federal and state taxing authorities. For more information, see "Premium Load (Charge)," at page 37.


For federal income tax purposes, the separate account is not a separate entity from Nationwide Life and Annuity Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.


At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon this expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.
--------------------------------------------------------------------------------

TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

--------------------------------------------------------------------------------
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.
--------------------------------------------------------------------------------
                        NATIONWIDE VL SEPARATE ACCOUNT-C
--------------------------------------------------------------------------------

ORGANIZATION, REGISTRATION AND OPERATION

Nationwide VL Separate Account-C is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at Net Asset Value. Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.
--------------------------------------------------------------------------------

ADDITION, DELETION, OR SUBSTITUTION OF MUTUAL FUNDS

Where permitted by applicable law, we reserve the right to:

o remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

o substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

o    substitute or close Sub-Accounts to allocations;

o transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

o combine the separate account with other separate accounts, and/or create new separate accounts;

o deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

o modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

-------------------------------------------------------------------------------

VOTING RIGHTS

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide and its parent company, Nationwide Life Insurance Company ("NLIC"), are parties to litigation and arbitration proceedings in the ordinary course of their business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

The following cases relate specifically to NLIC (Nationwide's parent):

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a NLIC annuity or insurance product, held units of any NLIC sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. NLIC intends to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. NLIC opposed that motion on December 24, 2003. On July 6, 2004, NLIC filed a Revised Memorandum in Support of

Summary Judgment. The plaintiffs have opposed that motion. NLIC intends to defend this lawsuit vigorously.

--------------------------------------------------------------------------------

NATIONWIDE INVESTMENT SERVICES

The general distributor, Nationwide Investment Services Corporation, is not engaged CORPORATION in litigation of a material nature.
--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Statement of Additional Information contains financial statements for Nationwide Life and Annuity Insurance Company and for Nationwide VL Separate Account - C. You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------

  ATTAINED AGE - The Insured's Issue Age plus the number of full years since the
   Policy Date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CASH SURRENDER VALUE - The policy's Cash Value minus the amount of any loans and minus any outstanding charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CASH VALUE - The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy's investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  GRACE PERIOD - The period in which the Policy is In Force even though a
   Premium payment is past due.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus,
   Ohio 43215.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  INVESTMENT EXPERIENCE - The rate of return or performance for investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  MATURITY DATE - The policy anniversary on or next following the Insured's
   100th birthday.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET AMOUNT AT RISK - The policy's Death Benefit (consisting of base and
   Additional Protection Rider coverage) minus the policy's Cash Value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET ASSET VALUE (NAV) - The price of each share of a mutual fund in which a Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY DATA PAGE - The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY DATE - The date the policy takes effect as shown on the Policy Data
   Page. Policy years and months are measured from this date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death
   Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SPECIFIED AMOUNT - The dollar amount of insurance the owner selects. The
   Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider. This amount is used in determining the Death Benefit we will pay the beneficiary.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SUB-ACCOUNTS - The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  UNIT - Determines the variable investment part of your policy's Cash Value. It represents your interest in the Sub-Accounts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  US, WE, OUR or the COMPANY - Nationwide Life and Annuity Insurance Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  YOU, YOUR or the POLICY OWNER OR OWNER - the person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

                                 [OUTSIDE COVER]


To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-877-351-8808 (TDD:
1-800-238-3035) or write to us at Nationwide Life and Annuity Insurance Company, Corporate Insurance Markets, One Nationwide Plaza, 1-11-08, Columbus, OH 43215-2220.


The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-8351.

Nationwide Life Insurance Company:            Nationwide Life and Annuity
                                              Insurance Company
 Nationwide VLI Separate Account-4            Nationwide VL Separate Account-C



                      Supplement dated November 7, 2005 to
              Statement of Additional Information dated May 1, 2005


--------------------------------------------------------------------------------
This supplement updates certain information contained in the Statement of Additional Information (SAI). Please read it and keep it for future reference.
--------------------------------------------------------------------------------

1. The "Underwriting Procedure" provision of your SAI is replaced with the following:

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-4 and Nationwide VL Separate Account - C. The policy's cost of insurance depends upon the Insured's issue age, underwriting class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. For policies with applications signed on or after January 1, 2006, within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan. The most favorable is Class A, followed by Class B, and then Class C. For policies issued before January 1, 2006, there are no sub-classifications.

In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

2. The following provisions are added immediately after the "Underwriting Procedure" provision:

Net Amount at Risk

The policy's cost of insurance is also dependent on the policy's Net Amount At Risk, which equals the policy's Death Benefit minus the policy's Cash Value. For policies with applications signed before January 1, 2006, the policy's Net Amount At Risk is allocated to the Additional (insurance) Protection Rider first (if applicable) and any remaining excess is allocated to the base policy coverage. For policies with applications signed on or after January 1, 2006, the policy's Net Amount At Risk is allocated between base coverage and Additional (insurance) Protection Rider coverage proportionately, using the ratio (at the time of issuance) of each to the total Specified Amount. This new allocation of Net Amount At Risk results in the charges for the base policy coverage and the Rider coverage being more directly linked to the amount coverage received, as compared to the total Specified Amount.

If you did not elect the Additional (insurance) Protection Rider, this distinction is irrelevant.

Target Premium

We use "target premium" to calculate the premium load charge. For all policies, target premium is calculated according to established SEC rules and regulations. For policies with applications signed before January 1, 2006, the target premium is equal to 28.57% of the maximum annual Premium allowed under the Code. For policies with applications signed on or after January 1, 2006, the target premium is equal to 100% of the maximum annual Premium allowed under the Code for the policy to be treated as life insurance. Additionally, in determining the target premium, we assume: the policy is not a modified endowment contract (as defined in the Code); the policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you pay seven level Annual Premiums.

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                                  (REGISTRANT)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   (DEPOSITOR)

                          One Nationwide Plaza, 1-11-08
                             Columbus, OH 43215-2220
                                 1-877-351-8808
                               TDD: 1-800-238-3035

                       STATEMENT OF ADDITIONAL INFORMATION

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



     This Statement of Additional Information ("SAI") contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by us, Nationwide Life and Annuity Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2005 and the prospectuses for the variable investment options available under the policy. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

     The date of this Statement of Additional Information is May 1, 2005.

                                TABLE OF CONTENTS

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

NATIONWIDE VL SEPARATE ACCOUNT-C

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

SERVICES

UNDERWRITING PROCEDURE

ILLUSTRATIONS

ADVERTISING

TAX DEFINITION OF LIFE INSURANCE

FINANCIAL STATEMENTS

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company. All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


NATIONWIDE VL SEPARATE ACCOUNT-C

Nationwide VL Separate Account-C is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on July 22, 1997 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

We paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.


We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. We also act as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only those funds that agree to pay us a fee will be offered in the policy. Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

The financial statements of Nationwide VL Separate Account-C and Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 financial statements of Nationwide Life and Annuity Insurance Company contains an explanatory paragraph that states that Nationwide Life and Annuity Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VL Separate Account-C. The policy's cost of insurance depends upon the Insured's issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

If there is an increase in the Specified Amount, the cost of insurance charges for the increased amount will reflect the duration since the increase, rather than the duration since the certificate was originally issued. If Death Benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value will first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it will then be considered a part of the additional increase in Specified Amount resulting from the increase, in the order of the increase.

ILLUSTRATIONS

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.

ADVERTISING

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                  TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE
-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------
-----------------------------------------
      0-40                  250%
-----------------------------------------
-----------------------------------------
         41                 243%
-----------------------------------------
-----------------------------------------
         42                 236%
-----------------------------------------
-----------------------------------------
         43                 229%
-----------------------------------------
-----------------------------------------
         44                 222%
-----------------------------------------
-----------------------------------------
         45                 215%
-----------------------------------------
-----------------------------------------
         46                 209%
-----------------------------------------

-----------------------------------------
         47                 203%
-----------------------------------------
-----------------------------------------
         48                 197%
-----------------------------------------
-----------------------------------------
         49                 191%
-----------------------------------------
-----------------------------------------
         50                 185%
-----------------------------------------
-----------------------------------------
         51                 178%
-----------------------------------------
-----------------------------------------
         52                 171%
-----------------------------------------
-----------------------------------------
         53                 164%
-----------------------------------------
-----------------------------------------
         54                 157%
-----------------------------------------
-----------------------------------------
         55                 150%
-----------------------------------------
-----------------------------------------
         56                 146%
-----------------------------------------
-----------------------------------------
         57                 142%
-----------------------------------------
-----------------------------------------
         58                 138%
-----------------------------------------
-----------------------------------------
         59                 134%
-----------------------------------------
-----------------------------------------
         60                 130%
-----------------------------------------
-----------------------------------------
         61                 128%
-----------------------------------------
-----------------------------------------
         62                 126%
-----------------------------------------
-----------------------------------------
         63                 124%
-----------------------------------------
-----------------------------------------
         64                 122%
-----------------------------------------
-----------------------------------------
         65                 120%
-----------------------------------------
-----------------------------------------
         66                 119%
-----------------------------------------
-----------------------------------------
         67                 118%
-----------------------------------------
-----------------------------------------
         68                 117%
-----------------------------------------
-----------------------------------------
         69                 116%
-----------------------------------------
-----------------------------------------
         70                 115%
-----------------------------------------
-----------------------------------------
         71                 113%
-----------------------------------------
-----------------------------------------
         72                 111%
-----------------------------------------
-----------------------------------------
         73                 109%
-----------------------------------------
-----------------------------------------
         74                 107%
-----------------------------------------
-----------------------------------------
         75                 105%
-----------------------------------------
-----------------------------------------
         76                 105%
-----------------------------------------
-----------------------------------------
         77                 105%
-----------------------------------------
-----------------------------------------
         78                 105%
-----------------------------------------
-----------------------------------------
         79                 105%
-----------------------------------------
-----------------------------------------
         80                 105%
-----------------------------------------
-----------------------------------------
         81                 105%
-----------------------------------------
-----------------------------------------
         82                 105%
-----------------------------------------
-----------------------------------------
         83                 105%
-----------------------------------------
-----------------------------------------
         84                 105%
-----------------------------------------
-----------------------------------------
         85                 105%
-----------------------------------------

-----------------------------------------
         86                 105%
-----------------------------------------
-----------------------------------------
         87                 105%
-----------------------------------------
-----------------------------------------
         88                 105%
-----------------------------------------
-----------------------------------------
         89                 105%
-----------------------------------------
-----------------------------------------
         90                 105%
-----------------------------------------
-----------------------------------------
         91                 104%
-----------------------------------------
-----------------------------------------
         92                 103%
-----------------------------------------
-----------------------------------------
         93                 102%
-----------------------------------------
-----------------------------------------
         94                 101%
-----------------------------------------
-----------------------------------------
         95                 101%
-----------------------------------------
-----------------------------------------
         96                 101%
-----------------------------------------
-----------------------------------------
         97                 101%
-----------------------------------------
-----------------------------------------
         98                 101%
-----------------------------------------
-----------------------------------------
         99                 101%
-----------------------------------------
-----------------------------------------
        100                 100%
-----------------------------------------

                          Cash Value Accumulation Test
     The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the ages, and risk classifications of the Insureds.

     The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         1                  302%
----------------------------------------
----------------------------------------
         2                  290%
----------------------------------------
----------------------------------------
         3                  279%
----------------------------------------
----------------------------------------
         4                  269%
----------------------------------------
----------------------------------------
         5                  259%
----------------------------------------
----------------------------------------
         6                  249%
----------------------------------------
----------------------------------------
         7                  240%
----------------------------------------
----------------------------------------
         8                  231%
----------------------------------------
----------------------------------------
         9                  223%
----------------------------------------
----------------------------------------
         10                 215%
----------------------------------------
----------------------------------------
         11                 207%
----------------------------------------
----------------------------------------
         12                 200%
----------------------------------------

----------------------------------------
         13                 193%
----------------------------------------
----------------------------------------
         14                 186%
----------------------------------------
----------------------------------------
         15                 180%
----------------------------------------
----------------------------------------
         16                 174%
----------------------------------------
----------------------------------------
         17                 169%
----------------------------------------
----------------------------------------
         18                 164%
----------------------------------------
----------------------------------------
         19                 159%
----------------------------------------
----------------------------------------
         20                 154%
----------------------------------------
----------------------------------------
         21                 150%
----------------------------------------
----------------------------------------
         22                 146%
----------------------------------------
----------------------------------------
         23                 142%
----------------------------------------
----------------------------------------
         24                 139%
----------------------------------------
----------------------------------------
         25                 136%
----------------------------------------
----------------------------------------
         26                 133%
----------------------------------------
----------------------------------------
         27                 130%
----------------------------------------
----------------------------------------
         28                 127%
----------------------------------------
----------------------------------------
         29                 125%
----------------------------------------
----------------------------------------
         30                 123%
----------------------------------------
----------------------------------------
         31                 121%
----------------------------------------
----------------------------------------
         32                 119%
----------------------------------------
----------------------------------------
         33                 118%
----------------------------------------
----------------------------------------
         34                 116%
----------------------------------------
----------------------------------------
         35                 115%
----------------------------------------
----------------------------------------
         36                 113%
----------------------------------------
----------------------------------------
         37                 112%
----------------------------------------
----------------------------------------
         38                 111%
----------------------------------------
----------------------------------------
         39                 110%
----------------------------------------
----------------------------------------
         40                 108%
----------------------------------------
----------------------------------------
         41                 107%
----------------------------------------
----------------------------------------
         42                 106%
----------------------------------------
----------------------------------------
         43                 104%
----------------------------------------
----------------------------------------
         44                 103%
----------------------------------------
----------------------------------------
         45                 102%
----------------------------------------

FINANCIAL STATEMENTS

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
      580 shares (cost $6,159) ...............................................................   $        6,869
    Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlVPGrIncA)
      41,154 shares (cost $949,417) ..........................................................          990,982
    American Century VP - Balanced Fund - Class I (ACVPBal)
      58,563 shares (cost $372,969) ..........................................................          426,340
    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      158,851 shares (cost $1,118,150) .......................................................        1,216,796
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      1,329,758 shares (cost $8,179,323) .....................................................        9,733,831
    American Century VP - International Fund - Class I (ACVPInt)
      963,707 shares (cost $6,159,183) .......................................................        7,083,248
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
      1,631 shares (cost $15,251) ............................................................           16,570
    American Century VP - Value Fund - Class I (ACVPVal)
      559,274 shares (cost $4,111,166) .......................................................        4,893,649
    Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)
      14,182 shares (cost $326,553) ..........................................................          383,620
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      20,308 shares (cost $200,419) ..........................................................          226,438
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
      2,848 shares (cost $24,705) ............................................................           28,621
    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
      10,241 shares (cost $125,456) ..........................................................          137,227
    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      76,113 shares (cost $1,058,769) ........................................................        1,164,523
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      138,999 shares (cost $1,787,068) .......................................................        2,166,997
    Dreyfus Socially Responsible Growth Fund, Inc. The (DrySRGro)
      7,257 shares (cost $175,130) ...........................................................          182,663
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      1,344,656 shares (cost $35,237,209) ....................................................       41,536,435
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      50,428 shares (cost $1,652,531) ........................................................        1,793,217
    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      26,246 shares (cost $489,548) ..........................................................          561,668
    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
      30,101 shares (cost $420,356) ..........................................................          477,105
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      147,945 shares (cost $1,752,669) .......................................................        1,726,522
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
      173,674 shares (cost $4,014,426) .......................................................        4,390,471
    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
      17,734 shares (cost $558,359) ..........................................................          567,656

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
      546,005 shares (cost $18,498,989) ......................................................   $   17,406,642
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
      19,592 shares (cost $135,187) ..........................................................          137,146
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
      284,569 shares (cost $1,879,560) .......................................................        1,983,442
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      32,218 shares (cost $533,847) ..........................................................          564,454
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
      183,892 shares (cost $2,474,170) .......................................................        3,207,075
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      632,611 shares (cost $8,910,166) .......................................................        9,394,280
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
      13,673 shares (cost $274,621) ..........................................................          363,979
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
      149,952 shares (cost $3,247,213) .......................................................        3,978,239
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
      101,116 shares (cost $1,385,906) .......................................................        1,622,912
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      14,545 shares (cost $179,576) ..........................................................          204,940
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
      203,098 shares (cost $2,496,305) .......................................................        2,914,453
    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
      6,471 shares (cost $67,244) ............................................................           74,614
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      194,546 shares (cost $2,926,703) .......................................................        3,229,470
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
      7,792 shares (cost $80,250) ............................................................           84,390
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
      117,583 shares (cost $945,596) .........................................................          964,182
    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
      445 shares (cost $5,485) ...............................................................            5,705
    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
      266 shares (cost $2,763) ...............................................................            2,843
    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
      6,799 shares (cost $23,458) ............................................................           26,314
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      1,310,287 shares (cost $15,920,737) ....................................................       15,225,531
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      18,017 shares (cost $175,543) ..........................................................          193,867
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
      30,462 shares (cost $299,352) ..........................................................          318,324
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
      92,150 shares (cost $992,414) ..........................................................        1,037,604
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
      807,842 shares (cost $7,375,668) .......................................................        8,062,265
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      35,139 shares (cost $801,152) ..........................................................          869,334
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      23,658,259 shares (cost $23,658,259) ...................................................       23,658,259

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)
      46,253,283 shares (cost $46,253,283) ...................................................   $   46,253,283
    Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
      167,327 shares (cost $1,527,045) .......................................................        1,862,353
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
      285,454 shares (cost $3,128,002) .......................................................        4,199,022
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      471,292 shares (cost $5,706,951) .......................................................        5,947,706
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      367,744 shares (cost $7,720,366) .......................................................        8,443,407
    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
      486 shares (cost $5,177) ...............................................................            5,624
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
      230,785 shares (cost $2,300,131) .......................................................        2,307,851
    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
      8,951 shares (cost $80,536) ............................................................           96,496
    Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
      172,532 shares (cost $2,190,466) .......................................................        2,636,286
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
      45,413 shares (cost $981,160) ..........................................................        1,146,213
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      11,131 shares (cost $238,061) ..........................................................          271,496
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      197,715 shares (cost $623,762) .........................................................          701,889
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      24,058 shares (cost $564,448) ..........................................................          648,134
    Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
      169 shares (cost $2,143) ...............................................................            2,335
    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      30,360 shares (cost $317,945) ..........................................................          368,877
    Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
      143,051 shares (cost $1,921,248) .......................................................        2,313,136
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
      72,733 shares (cost $1,127,076) ........................................................        1,296,838
    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
      89,725 shares (cost $1,558,042) ........................................................        1,643,760
    One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
      43,834 shares (cost $612,712) ..........................................................          774,546
    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
      192,204 shares (cost $7,387,127) .......................................................        8,451,219
    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      130,375 shares (cost $1,489,393) .......................................................        1,499,312
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      300,672 shares (cost $9,841,182) .......................................................       11,121,849
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      25,000 shares (cost $615,637) ..........................................................          737,762
    Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)
      14,035 shares (cost $272,058) ..........................................................          292,499
    Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
      67,364 shares (cost $1,097,586) ........................................................        1,168,758

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    PIMCO VIT - Low Duration Portfolio - Administrative Shares (PIMLowDur)
      389,633 shares (cost $4,007,139) .......................................................   $    4,013,223
    PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
      97,978 shares (cost $1,274,937) ........................................................        1,265,871
    PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
      1,588,483 shares (cost $16,527,586) ....................................................       16,694,955
    Pioneer High Yield VCT Portfolio - Class I Shares (PVCTHiYield)
      15,802 shares (cost $180,222) ..........................................................          184,408
    Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
      384,739 shares (cost $4,000,732) .......................................................        4,424,503
    Strong Opportunity Fund II, Inc. (StOpp2)
      260,703 shares (cost $5,075,504) .......................................................        5,852,785
    Strong VIF - Strong Discovery Fund II (StDisc2)
      12,468 shares (cost $156,498) ..........................................................          182,650
    T. Rowe Price Equity Income Portfolio II (TRowEqInc2)
      192,175 shares (cost $3,824,744) .......................................................        4,287,418
    T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
      267,627 shares (cost $4,853,260) .......................................................        6,265,139
    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      18,521 shares (cost $233,650) ..........................................................          281,708
    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      4,337 shares (cost $67,329) ............................................................           79,623
    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
      14,565 shares (cost $128,905) ..........................................................          129,480
    Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
      113,226 shares (cost $1,074,513) .......................................................        1,173,019
    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      150,439 shares (cost $2,364,216) .......................................................        3,080,982
                                                                                                 --------------
        Total Investments ....................................................................      327,348,127
  Accounts Receivable ........................................................................                -
                                                                                                 --------------
        Total Assets .........................................................................      327,348,127
Accounts Payable .............................................................................           15,555
                                                                                                 --------------
Contract Owners Equity (note 7) ..............................................................   $  327,332,572
                                                                                                 ==============


See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                               Total           AIMBValue         AlVPGrIncA         ACVPBal
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................   $     4,728,458                 -            33,818             3,958
  Mortality and expense risk charges (note 3) .........          (881,718)              (14)           (9,392)             (866)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................         3,846,740               (14)           24,426             3,092
                                                          ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold ...............       289,727,457             2,954         6,593,177           149,793
  Cost of mutual fund shares sold .....................      (274,543,388)           (2,469)       (6,025,117)         (119,605)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............        15,184,069               485           568,060            30,188
  Change in unrealized gain (loss)
   on investments .....................................         5,129,892               134          (194,909)            4,859
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................        20,313,961               619           373,151            35,047
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................         2,952,444                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $    27,113,145               605           397,577            38,139
                                                          ===============   ===============   ===============   ===============

                                                             ACVPCapAp         ACVPIncGr          ACVPInt          ACVPUltra
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................                 -           128,036            34,256                 -
  Mortality and expense risk charges (note 3) .........            (2,082)          (16,390)          (18,074)              (38)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................            (2,082)          111,646            16,182               (38)
                                                          ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold ...............           852,703           969,824         7,024,627            13,763
  Cost of mutual fund shares sold .....................          (737,004)         (987,473)       (5,959,740)          (12,388)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............           115,699           (17,649)        1,064,887             1,375
  Change in unrealized gain (loss)
   on investments .....................................            14,885         1,015,223           178,163               146
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................           130,584           997,574         1,243,050             1,521
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......           128,502         1,109,220         1,259,232             1,483
                                                          ===============   ===============   ===============   ===============

                                                              ACVPVal         BCFTCpAsset         CSGPVen           CSIntFoc
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................   $        55,316                 -                 -               262
  Mortality and expense risk charges (note 3) .........           (13,246)             (520)             (612)              (96)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................            42,070              (520)             (612)              166
                                                          ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold ...............         2,554,356           109,304           338,808            75,334
  Cost of mutual fund shares sold .....................        (1,879,514)         (104,513)         (276,092)          (62,506)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............           674,842             4,791            62,716            12,828
  Change in unrealized gain (loss)
   on investments .....................................           (56,048)           56,356           (19,608)           (8,128)
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................           618,794            61,147            43,108             4,700
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................            42,908                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $       703,772            60,627            42,496             4,866
                                                          ===============   ===============   ===============   ===============

                                                              CSLCapV          CSSmCapGr        DryMidCapStS      DrySmCapIxS
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................               992                 -                 -             7,712
  Mortality and expense risk charges (note 3) .........              (422)           (6,090)              (96)           (2,076)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................               570            (6,090)              (96)            5,636
                                                          ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold ...............           206,463         3,445,643           460,856         1,534,199
  Cost of mutual fund shares sold .....................          (179,223)       (3,119,698)         (450,352)       (1,467,168)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............            27,240           325,945            10,504            67,031
  Change in unrealized gain (loss)
   on investments .....................................           (11,152)         (162,631)             (844)          378,967
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................            16,088           163,314             9,660           445,998
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -            41,602
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......            16,658           157,224             9,564           493,236
                                                          ===============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                              DrySRGro          DryStkIx         DryVIFApp        DryVIFGrInc
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................   $           702           692,324            29,728             6,362
  Mortality and expense risk charges (note 3) .........              (444)          (93,284)           (5,104)           (1,216)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................               258           599,040            24,624             5,146
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............           428,802        18,377,377         1,709,725           390,072
  Cost of mutual fund shares sold .....................          (350,303)      (19,176,478)       (1,427,490)         (304,189)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............            78,499          (799,101)          282,235            85,883
  Change in unrealized gain (loss)
   on investments .....................................           (62,145)        4,330,297          (191,169)          (46,341)
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................            16,354         3,531,196            91,066            39,542
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $        16,612         4,130,236           115,690            44,688
                                                          ===============   ===============   ===============   ===============

                                                            DryVIFIntVal       FedQualBd          FidVIPEI         FidVIPEIS
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................             4,718            97,384             2,984           112,242
  Mortality and expense risk charges (note 3) .........            (1,386)           (5,788)             (618)          (20,032)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................             3,332            91,596             2,366            92,210
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............           403,329         2,780,382           418,541         6,597,032
  Cost of mutual fund shares sold .....................          (337,947)       (2,759,192)         (329,165)       (5,704,696)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............            65,382            21,190            89,376           892,336
  Change in unrealized gain (loss)
   on investments .....................................            11,378           (59,817)          (62,841)         (705,476)
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................            76,760           (38,627)           26,535           186,860
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................             6,656            21,374               712            28,390
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......            86,748            74,343            29,613           307,460
                                                          ===============   ===============   ===============   ===============

                                                              FidVIPGr         FidVIPGrS          FidVIPHI         FidVIPHIS
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................   $        15,386            28,550           226,632           215,240
  Mortality and expense risk charges (note 3) .........           (15,210)          (31,324)           (6,416)           (6,034)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................               176            (2,774)          220,216           209,206
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............        11,571,094         2,144,436         4,509,015         1,593,101

  Cost of mutual fund shares sold .....................       (11,130,235)       (3,219,819)       (4,220,641)       (1,457,166)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............           440,859        (1,075,383)          288,374           135,935
  Change in unrealized gain (loss)
   on investments .....................................          (435,907)        1,623,442          (290,366)         (172,397)
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................             4,952           548,059            (1,992)          (36,462)
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $         5,128           545,285           218,224           172,744
                                                          ===============   ===============   ===============   ===============

                                                              FidVIPOv         FidVIPOvS         FidVIPAM          FidVIPCon
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested dividends ................................            27,854            33,486           110,504             1,158
  Mortality and expense risk charges (note 3) .........            (6,530)           (7,954)          (17,822)             (872)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................            21,324            25,532            92,682               286
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............         4,828,755         1,079,239         2,588,410           224,412

  Cost of mutual fund shares sold .....................        (4,596,754)         (932,877)       (2,403,088)         (173,464)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............           232,001           146,362           185,322            50,948
  Change in unrealized gain (loss)
   on investments .....................................          (134,066)          182,463           156,715               266
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................            97,935           328,825           342,037            51,214
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ...............           119,259           354,357           434,719            51,500
                                                          ===============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                             FidVIPConS         FidVIPGrOp       FidVIPGrOpS        FidVIPValS
                                                          ---------------   ----------------   --------------   ---------------
Investment activity:
  Reinvested dividends ................................   $        20,146                  -            5,118                 -
  Mortality and expense risk charges (note 3) .........           (14,260)              (214)          (3,734)             (458)
                                                          ---------------   ----------------   --------------   ---------------
    Net investment income (loss) ......................             5,886               (214)           1,384              (458)
                                                          ---------------   ----------------   --------------   ---------------
  Proceeds from mutual fund shares sold ...............         5,140,889          2,507,370          230,438           116,925
  Cost of mutual fund shares sold .....................        (4,178,106)        (2,413,846)        (233,816)         (127,727)
                                                          ---------------   ----------------   --------------   ---------------
    Realized gain (loss) on investments ...............           962,783             93,524           (3,378)          (10,802)
  Change in unrealized gain (loss)
   on investments .....................................          (421,437)           (80,972)         110,963            25,365
                                                          ---------------   ----------------   --------------   ---------------
    Net gain (loss) on investments ....................           541,346             12,552          107,585            14,563
                                                          ---------------   ----------------   --------------   ---------------
  Reinvested capital gains ............................                 -                  -                -               334
                                                          ---------------   ----------------   --------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $       547,232             12,338          108,969            14,439
                                                          ===============   ================   ==============   ===============

                                                            FrVIPForSec2         GVITCVal       GVITDMidCapl      GVITEmMrkts
                                                          ---------------   ----------------   --------------   ---------------
Investment activity:
  Reinvested dividends ................................              13,532                748           12,052               804
  Mortality and expense risk charges (note 3) .........              (4,758)              (140)          (3,402)             (414)
                                                          ---------------   ----------------   --------------   ---------------
    Net investment income (loss) ......................               8,774                608            8,650               390
                                                          ---------------   ----------------   --------------   ---------------
  Proceeds from mutual fund shares sold ...............             691,126             58,071        2,680,167         1,002,192
  Cost of mutual fund shares sold .....................            (539,556)           (43,495)      (2,404,143)       (1,032,688)
                                                          ---------------   ----------------   --------------   ---------------
    Realized gain (loss) on investments ...............             151,570             14,576          276,024           (30,496)
  Change in unrealized gain (loss)
   on investments .....................................            266,049             (5,573)         171,216             4,080
                                                          ---------------   ----------------   --------------   ---------------
    Net gain (loss) on investments ....................             417,619              9,003          447,240           (26,416)
                                                          ---------------   ----------------   --------------   ---------------
  Reinvested capital gains ............................                   -                  -           76,202             7,038
                                                          ---------------   ----------------   --------------   ---------------
     Net increase (decrease) in contract
     owners' equity resulting from operations .........           426,393              9,611          532,092           (18,988)
                                                          ===============   ================   ==============   ===============

                                                             GVITFHiInc         GVITGlFin1         GVITGlHlth         GVITGlTech
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        83,616                 52                  -                  -
  Mortality and expense risk charges (note 3) .........            (3,154)                (8)               (36)               (30)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            80,462                 44                (36)               (30)
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............         1,478,352              1,116            140,488             19,164
  Cost of mutual fund shares sold .....................        (1,374,652)            (1,090)          (136,000)           (20,037)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           103,700                 26              4,488               (873)
  Change in unrealized gain (loss)
   on investments .....................................           (93,053)               243                 80              3,664
                                                          ---------------    ---------------    ---------------    ---------------
   Net gain (loss) on investments .....................            10,647                269              4,568              2,791
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                300                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........   $        91,109                613              4,532              2,761
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         GVITGvtBd          GVITGrowth         GVITIDAgg          GVITIDCon
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................           928,278              2,316                  -              7,224
  Mortality and expense risk charges (note 3) .........           (38,628)            (6,608)                 -               (782)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................           889,650             (4,292)                 -              6,442
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............        12,839,722          4,754,386              1,785              7,326
  Cost of mutual fund shares sold .....................       (13,255,895)        (4,404,602)            (1,294)            (6,927)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............          (416,173)           349,784                491                399
  Change in unrealized gain (loss)
   on investments .....................................          (405,713)          (535,921)              (437)             3,553
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................          (821,886)          (186,137)                54              3,952
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................           374,338                  -                  -              3,066
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......           442,102           (190,429)                54             13,460
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004


                                                             GVITIDMod         GVITIDModAgg       GVITIDModCon        GVITJPBal
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        11,220                  -                  -            110,308
  Mortality and expense risk charges (note 3) .........              (596)                 -                  -            (11,252)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            10,624                  -                  -             99,056
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............             7,661              1,771              1,735            908,944
  Cost of mutual fund shares sold .....................            (7,178)            (1,336)            (1,522)          (805,841)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............               483                435                213            103,103
  Change in unrealized gain (loss)
   on investments .....................................            44,901               (388)              (183)           459,132
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            45,384                 47                 30            562,235
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................             1,678                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $        57,686                 47                 30            661,291
                                                          ===============    ===============    ===============    ===============

Investment activity:                                        GVITSMdCpGr         GVITMyMkt          GVITMyMkt5         GVITNWFund
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................                 -            209,014            487,868             24,570
  Mortality and expense risk charges (note 3) .........            (2,278)           (48,554)          (138,122)            (5,926)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            (2,278)           160,460            349,746             18,644
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         3,420,718         15,765,259         50,824,421          1,163,821
  Cost of mutual fund shares sold .....................        (3,355,518)       (15,765,259)       (50,824,421)          (913,908)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............            65,200                  -                  -            249,913
  Change in unrealized gain (loss)
   on investments .....................................           (36,074)                 -                  -           (109,041)
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            29,126                  -                  -            140,872
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......            26,848            160,460            349,746            159,516
                                                          ===============    ===============    ===============    ===============

Investment activity:                                        GVITNStrVal        GVITSmCapGr        GVITSmCapVal       GVITSmComp
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................   $             -                  -                 12                  -
  Mortality and expense risk charges (note 3) .........              (252)            (9,228)           (12,108)           (19,672)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................              (252)            (9,228)           (12,096)           (19,672)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............           603,060            453,482          4,899,028          4,213,036
  Cost of mutual fund shares sold .....................          (484,491)          (332,211)        (3,851,486)        (3,331,554)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           118,569            121,271          1,047,542            881,482
  Change in unrealized gain (loss)
   on investments .....................................           (89,666)           376,912           (677,615)          (606,293)
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            28,903            498,183            369,927            275,189
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -            412,490            948,294
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $        28,651            488,955            770,321          1,203,811
                                                          ===============    ===============    ===============    ===============

Investment activity:                                        GVITTGroFoc         GVITUSGro        GVITVKMultiSec       GVITWLead
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................                 -                  -            126,752                  -
  Mortality and expense risk charges (note 3) .........                (2)               (10)            (6,396)              (190)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................                (2)               (10)           120,356               (190)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............             2,917              1,748          2,062,279             25,247
  Cost of mutual fund shares sold .....................            (2,866)            (1,696)        (1,945,920)           (17,378)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............                51                 52            116,359              7,869
  Change in unrealized gain (loss)
   on investments .....................................               (36)               413           (127,817)             3,892
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................                15                465            (11,458)            11,761
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                186                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......                13                641            108,898             11,571
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004


                                                            GSVITMidCap           JanBal            JanCapAp          JanGlTech
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        14,066             24,396                 62                  -
  Mortality and expense risk charges (note 3) .........            (8,124)            (2,732)            (2,424)            (1,740)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................             5,942             21,664             (2,362)            (1,740)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         1,060,821             81,953          3,086,516            376,198
  Cost of mutual fund shares sold .....................          (790,774)           (74,659)        (2,899,300)          (287,662)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           270,047              7,294            187,216             88,536
  Change in unrealized gain (loss)
   on investments .....................................            45,472             55,745           (123,140)           (79,340)
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           315,519             63,039             64,076              9,196
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................           225,846                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $       547,307             84,703             61,714              7,456
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         JanIntGro          NBAMTFasc           NBAMTGro          NBAMTGuard
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................             5,390                  -                  -              2,666
  Mortality and expense risk charges (note 3) .........            (1,802)              (352)            (1,366)            (3,660)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................             3,588               (352)            (1,366)              (994)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............           516,244            193,573            589,648            381,275
  Cost of mutual fund shares sold .....................          (393,804)          (165,345)          (469,639)          (392,689)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           122,440             28,228            120,009            (11,414)
  Change in unrealized gain (loss)
   on investments .....................................           (34,387)           (21,671)           (41,377)           346,803
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            88,053              6,557             78,632            335,389
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                530                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......            91,641              6,735             77,266            334,395
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         NBAMTLMat          NBAMTMCGr          NBAMTPart          OGMidCapGr
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................   $             -                  -              1,002                  -
  Mortality and expense risk charges (note 3) .........                (2)           (11,886)           (17,226)            (2,550)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................                (2)           (11,886)           (16,224)            (2,550)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............             8,581          6,399,495         11,915,420            261,469
  Cost of mutual fund shares sold .....................            (8,526)        (6,035,237)       (10,470,252)          (200,285)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............                55            364,258          1,445,168             61,184
  Change in unrealized gain (loss)
   on investments .....................................               (35)          (399,506)          (364,948)            31,988
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................                20            (35,248)         1,080,220             93,172
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $            18            (47,134)         1,063,996             90,622
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         OGMidCapV          OppAggGro           OppBdFd            OppCapAp
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................             3,196                  -             68,328             27,410
  Mortality and expense risk charges (note 3) .........              (614)           (12,802)            (3,514)           (20,066)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................             2,582            (12,802)            64,814              7,344
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         1,489,596            797,805            677,884          1,663,219
  Cost of mutual fund shares sold .....................        (1,485,625)          (894,765)          (672,895)        (1,906,954)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............             3,971            (96,960)             4,989           (243,735)
  Change in unrealized gain (loss)
   on investments .....................................                 -          1,410,064            (15,441)         1,090,484
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................             3,971          1,313,104            (10,452)           846,749
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......             6,553          1,300,302             54,362            854,093
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                              OppGlSec          OppMSFund          OppMultStr         PIMLowDur
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        31,532              3,064             14,924            151,738
  Mortality and expense risk charges (note 3) .........            (5,644)              (846)            (3,078)           (35,810)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            25,888              2,218             11,846            115,928
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         3,432,924            279,646            916,646         22,565,102
  Cost of mutual fund shares sold .....................        (3,120,515)          (238,327)          (829,813)       (22,498,752)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           312,409             41,319             86,833             66,350
  Change in unrealized gain (loss)
   on investments .....................................          (323,285)           (17,352)           (36,638)            16,663
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           (10,876)            23,967             50,195             83,013
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -             12,206
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $        15,012             26,185             62,041            211,147
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         PIMRealRet         PIMTotRet         PVCTHiYield        RCFMicroCap
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................             8,508            338,208             17,366                  -
  Mortality and expense risk charges (note 3) .........            (2,006)           (56,194)              (788)            (8,604)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................             6,502            282,014             16,578             (8,604)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         2,244,217         13,665,275            785,056          1,669,969
  Cost of mutual fund shares sold .....................        (2,200,177)       (13,591,141)          (765,442)        (1,095,931)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............            44,040             74,134             19,614            574,038
  Change in unrealized gain (loss)
   on investments .....................................            (6,679)           287,399            (10,706)          (219,893)
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            37,361            361,533              8,908            354,145
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................            38,830            241,082              1,124            326,168
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......            82,693            884,629             26,610            671,709
                                                          ===============    ===============    ===============    ===============

Investment activity:                                           StOpp2            StDisc2           TRowEqInc2        TRowMidCap2
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................   $             -                  -             41,102                  -
  Mortality and expense risk charges (note 3) .........           (28,794)            (1,102)            (8,190)            (8,860)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................           (28,794)            (1,102)            32,912             (8,860)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         8,322,291            634,710            988,432            814,574
  Cost of mutual fund shares sold .....................        (6,220,894)          (654,146)          (807,084)          (562,851)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............         2,101,397            (19,436)           181,348            251,723
  Change in unrealized gain (loss)
   on investments .....................................        (1,325,754)            (6,901)           183,125            897,741
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           775,643            (26,337)           364,473          1,149,464
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -             85,082                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $       746,849            (27,439)           482,467          1,140,604
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         TRowNewAmG          VEWrldBd          VEWrldEMkt         VEWrldHAs
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................                 -                  -              4,442              1,562
  Mortality and expense risk charges (note 3) .........                 -                 (2)            (1,364)              (342)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................                 -                 (2)             3,078              1,220
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............               298             18,960            781,382            410,437
  Cost of mutual fund shares sold .....................              (312)           (17,279)          (659,636)          (353,086)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............               (14)             1,681            121,746             57,351
  Change in unrealized gain (loss)
   on investments .....................................                 1             (1,248)           (45,427)           (47,484)
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................               (13)               433             76,319              9,867
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......               (13)               431             79,397             11,087
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                              VKEmMkt           VKMidCapG         VKUSRealEst
                                                          ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        13,620                  -             42,642
  Mortality and expense risk charges (note 3) .........              (452)              (560)            (6,962)
                                                          ---------------    ---------------    ---------------
    Net investment income (loss) ......................            13,168               (560)            35,680
                                                          ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............           560,505            170,199          1,966,967
  Cost of mutual fund shares sold .....................          (522,806)          (145,440)        (1,388,520)
                                                          ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............            37,699             24,759            578,447
  Change in unrealized gain (loss)
   on investments .....................................           (47,889)            82,106            231,709
                                                          ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           (10,190)           106,865            810,156
                                                          ---------------    ---------------    ---------------
  Reinvested capital gains ............................             6,366                  -             49,642
                                                          ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $         9,344            106,305            895,478
                                                          ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNER'S EQUITY
Year Ended December 31, 2004 and 2003

                                                                         Total                               AIMBValue
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................   $     3,846,740          3,566,018                (14)                (3)
  Realized gain (loss) on investments .................        15,184,069        (12,493,479)               485                 40
  Change in unrealized gain (loss)
   on investments .....................................         5,129,892         60,899,618                134                577
  Reinvested capital gains ............................         2,952,444            387,027                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................        27,113,145         52,359,184                605                614
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................        12,125,820         23,342,950              9,702              2,165
  Transfers between funds .............................                 -                  -             (4,638)             1,471
  Surrenders (note 6) .................................       (87,587,776)       (38,769,687)            (2,642)               (67)
  Death benefits (note 4) .............................          (335,216)          (552,052)                 -                  -
  Net policy repayments (loans) (note 5) ..............               (22)              (849)                 -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
     (notes 2b and 2c) ................................        (7,183,508)        (7,805,652)              (246)               (96)
  Adjustments to maintain reserves ....................            (8,515)           (41,326)                23                 (8)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................       (82,989,217)       (23,826,616)             2,199              3,465
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................       (55,876,072)        28,532,568              2,804              4,079
Contract owners' equity beginning
 of period ............................................       383,208,644        354,676,076              4,079                  -
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................   $   327,332,572        383,208,644              6,883              4,079
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................        36,010,506         36,867,893                311                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................        15,679,094         22,247,075                766                383
  Units redeemed ......................................       (23,575,008)       (23,104,462)              (603)               (72)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................        28,114,592         36,010,506                474                311
                                                          ===============    ===============    ===============    ===============

                                                                      AlVPGrIncA                              ACVPBal
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................            24,426             (1,870)             3,092              5,788
  Realized gain (loss) on investments .................           568,060             10,242             30,188                879
  Change in unrealized gain (loss)
   on investments .....................................          (194,909)           236,542              4,859             39,911
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................           397,577            244,914             38,139             46,578
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................            15,290                188                  4                (78)
  Transfers between funds .............................         1,159,974          3,479,771             76,764             92,670
  Surrenders (note 6) .................................        (4,231,210)                 -            (33,518)                 -
  Death benefits (note 4) .............................                 -             (1,306)                 -                  -
  Net policy repayments (loans) (note 5) ..............                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
     (notes 2b and 2c) ................................           (66,044)           (10,090)           (12,234)           (10,544)
  Adjustments to maintain reserves ....................                53                  3                 11                 (9)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................        (3,121,937)         3,468,566             31,027             82,039
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................        (2,724,360)         3,713,480             69,166            128,617
Contract owners' equity beginning
 of period ............................................         3,715,373              1,893            357,178            228,561
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................           991,013          3,715,373            426,344            357,178
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................           280,678                189             33,960             25,913
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................           106,522            281,409              7,365             15,557
  Units redeemed ......................................          (319,924)              (920)            (4,307)            (7,510)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................            67,276            280,678             37,018             33,960
                                                          ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       ACVPCapAp                             ACVPIncGr
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................   $        (2,082)            (1,092)           111,646             86,556
  Realized gain (loss) on investments .................           115,699             (8,358)           (17,649)          (437,670)
  Change in unrealized gain (loss)
   on investments .....................................            14,885             88,760          1,015,223          2,351,299
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................           128,502             79,310          1,109,220          2,000,185
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................                34                (72)           188,114            276,644
  Transfers between funds .............................           583,764             88,018           (294,220)          (131,550)
  Surrenders (note 6) .................................                 -                  -            (82,952)          (515,138)
  Death benefits (note 4) .............................                 -                  -            (24,922)           (14,016)
  Net policy repayments (loans) (note 5) ..............                 -                  -                  4                  -
  Redemptions to pay cost of insurance
    charges and administration charges
     (notes 2b and 2c) ................................           (24,006)           (13,243)          (135,054)          (124,250)
  Adjustments to maintain reserves ....................                28                 (5)                92                (69)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................           559,820             74,698           (348,938)          (508,379)
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................           688,322            154,008            760,282          1,491,806
Contract owners' equity beginning
 of period ............................................           528,500            374,492          8,973,628          7,481,822
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................   $     1,216,822            528,500          9,733,910          8,973,628
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................            48,415             42,060            867,106            933,307
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................            57,686             24,759             22,144            357,333
  Units redeemed ......................................            (2,229)           (18,404)           (54,362)          (423,534)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................           103,872             48,415            834,888            867,106
                                                          ===============    ===============    ===============    ===============

                                                                        ACVPInt                             ACVPUltra
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................            16,182             39,073                (38)               (15)
  Realized gain (loss) on investments .................         1,064,887         (1,536,974)             1,375                193
  Change in unrealized gain (loss)
   on investments .....................................           178,163          3,330,374                146              1,174
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................         1,259,232          1,832,473              1,483              1,352
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................            85,788            236,844             10,878              3,802
  Transfers between funds .............................         2,149,580         (5,418,950)            (2,338)             6,716
  Surrenders (note 6) .................................        (3,115,972)          (193,479)            (4,392)              (231)
  Death benefits (note 4) .............................           (11,610)           (18,142)                 -                  -
  Net policy repayments (loans) (note 5) ..............                (4)                 -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
     (notes 2b and 2c) ................................          (110,994)          (145,132)              (478)              (223)
  Adjustments to maintain reserves ....................               105             (1,936)                20                 (4)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................        (1,003,107)        (5,540,795)             3,690             10,060
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................           256,125         (3,708,322)             5,173             11,412
Contract owners' equity beginning
 of period ............................................         6,827,190         10,535,512             11,412                  -
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................         7,083,315          6,827,190             16,585             11,412
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................           740,358          1,419,968              1,142                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................           661,345            287,800              1,286              1,415
  Units redeemed ......................................          (695,481)          (967,410)              (924)              (273)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................           706,222            740,358              1,504              1,142
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        ACVPVal                              BCFTCpAsset
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................   $        42,070             59,530               (520)               (13)
  Realized gain (loss) on investments .................           674,842           (259,166)             4,791                  -
  Change in unrealized gain (loss)
   on investments .....................................           (56,048)         1,788,027             56,356                712
  Reinvested capital gains ............................            42,908                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in
      contract owners' equity
      resulting from operations .......................           703,772          1,588,391             60,627                699
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................           319,546            195,237             44,198                  -
  Transfers between funds .............................           515,792         (4,381,462)           219,080             65,999
  Surrenders (note 6) .................................        (1,164,208)          (998,714)            (1,014)               (97)
  Death benefits (note 4) .............................            (5,864)                 -                  -                  -
  Net policy repayments (loans) (note 5) ..............                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................................          (132,058)          (177,462)            (5,874)                 -
  Adjustments to maintain reserves ....................                47             (1,910)                22                  2
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................          (466,745)        (5,364,311)           256,412             65,904
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................           237,027         (3,775,920)           317,039             66,603
Contract owners' equity beginning
 of period ............................................         4,656,661          8,432,581             66,603                  -
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................   $     4,893,688          4,656,661            383,642             66,603
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................           337,516            787,711              5,295                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................           106,374            154,781             21,603              5,305
  Units redeemed ......................................          (132,968)          (604,976)            (2,560)               (10)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................           310,922            337,516             24,338              5,295
                                                          ===============    ===============    ===============    ===============

                                                                        CVSSoEq                              CSGPVen
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................                 -             (1,154)              (612)            (1,061)
  Realized gain (loss) on investments .................                 -           (227,817)            62,716            112,396
  Change in unrealized gain (loss)
   on investments .....................................                 -             78,830            (19,608)            69,511
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in
      contract owners' equity
      resulting from operations .......................                 -           (150,141)            42,496            180,846
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................                 -            236,508             23,300             (5,005)
  Transfers between funds .............................                 -         (3,088,584)          (135,876)          (132,271)
  Surrenders (note 6) .................................                 -                  -                  -            (29,330)
  Death benefits (note 4) .............................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) ..............                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
     (notes 2b and 2c) ................................                 -               (242)            (6,000)           (11,445)
  Adjustments to maintain reserves ....................                 -                (27)                14                 (2)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................                 -         (2,852,345)          (118,562)          (178,053)
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................                 -         (3,002,486)           (76,066)             2,793
Contract owners' equity beginning
 of period ............................................                 -          3,002,486            302,513            299,720
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................                 -                  -            226,447            302,513
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................                 -            292,051             36,710             53,748
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................                 -                749              2,675             23,297
  Units redeemed ......................................                 -           (292,800)           (16,037)           (40,335)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................                 -                  -             23,348             36,710
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       CSIntFoc                              CSLCapV
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................   $           166                  8                570                691
  Realized gain (loss) on investments .................            12,828             29,378             27,240            (46,585)
  Change in unrealized gain (loss)
   on investments .....................................            (8,128)             9,837            (11,152)            75,199
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................             4,866             39,223             16,658             29,305
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................               844              5,243             12,072             26,208
  Transfers between funds .............................           (62,672)             4,011            (51,046)           (50,777)
  Surrenders (note 6) .................................                 -            (33,953)            (2,174)           (66,516)
  Death benefits (note 4) .............................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) ..............                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ..................................            (1,386)            (3,056)            (4,012)            (3,913)
  Adjustments to maintain reserves ....................                16             (8,665)                26                 (2)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................           (63,198)           (36,420)           (45,134)           (95,000)
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................           (58,332)             2,803            (28,476)           (65,695)
Contract owners' equity beginning
 of period ............................................            86,967             84,164            165,728            231,423
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................   $        28,635             86,967            137,252            165,728
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................            10,498             13,536             14,999             26,190
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................               100             13,131              1,097              8,743
  Units redeemed ......................................            (7,578)           (16,169)            (4,912)           (19,934)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................             3,020             10,498             11,184             14,999
                                                          ===============    ===============    ===============    ===============

                                                                       CSSmCapGr                           DryMidCapStS
                                                          ----------------------------------    ----------------------------------
                                                                2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................            (6,090)            (2,143)               (96)               948
  Realized gain (loss) on investments .................           325,945             89,817             10,504              6,704
  Change in unrealized gain (loss)
   on investments .....................................          (162,631)           244,757               (844)               844
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................           157,224            332,431              9,564              8,496
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................            49,442             63,048                  -             (6,420)
  Transfers between funds .............................         1,288,072            883,755           (458,872)           449,258
  Surrenders (note 6) .................................                 -                  -                  -                (98)
  Death benefits (note 4) .............................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) ..............                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ..................................           (69,288)           (36,967)            (1,890)           (15,634)
  Adjustments to maintain reserves ....................                22                 (5)                (3)            15,599
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................          (712,346)           909,831           (460,765)           442,705
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................          (555,122)         1,242,262           (451,201)           451,201
Contract owners' equity beginning
 of period ............................................         1,719,660            477,398            451,201                  -
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................         1,164,538          1,719,660                  -            451,201
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................           194,729             80,161             34,437                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................           147,230            139,865                  -             34,450
  Units redeemed ......................................          (222,721)           (25,297)           (34,437)               (13)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................           119,238            194,729                  -             34,437
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                         DrySmCapIxS                       DrySRGro
                                              ------------------------------    ------------------------------
                                                  2004             2003             2004             2003
                                              -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ............   $       5,636             (106)             258             (434)
  Realized gain (loss) on investments .....          67,031          (12,801)          78,499           (3,281)
  Change in unrealized gain (loss) On
   investments ............................         378,967              963          (62,145)          74,901
  Reinvested capital gains ................          41,602               46                -                -
                                              -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................         493,236          (11,898)          16,612           71,186
                                              -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ........................           8,860             (157)          12,964           13,910
  Transfers between funds .................       1,672,218           23,230           28,604           (2,950)
  Surrenders (note 6) .....................          (6,582)               -         (212,382)         (21,435)
  Death benefits (note 4) .................               -                -                -                -
  Net policy repayments (loans) (note 5) ..               -                -                8                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................          (9,974)          (1,939)          (5,302)          (7,776)
  Adjustments to maintain reserves ........              65               (3)               7                6
                                              -------------    -------------    -------------    -------------
    Net equity transactions ...............       1,664,587           21,131         (176,101)         (18,245)
                                              -------------    -------------    -------------    -------------

Net change in contract owners' equity .....       2,157,823            9,233         (159,489)          52,941
Contract owners' equity beginning of period           9,233                -          342,163          289,222
                                              -------------    -------------    -------------    -------------
Contract owners' equity end of period .....   $   2,167,056            9,233          182,674          342,163
                                              =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units .........................             879                -           38,714           41,194
                                              -------------    -------------    -------------    -------------
  Units purchased .........................         170,921            8,699            5,126           11,494
  Units redeemed ..........................          (2,764)          (7,820)         (24,332)         (13,974)
                                              -------------    -------------    -------------    -------------
  Ending units ............................         169,036              879           19,508           38,714
                                              =============    =============    =============    =============

                                                         DryStkIx                         DryVIFApp
                                              ------------------------------    ------------------------------
                                                   2004             2003             2004             2003
                                              -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ............         599,040          422,135           24,624           22,127
  Realized gain (loss) on investments .....        (799,101)      (2,606,489)         282,235         (442,297)
  Change in unrealized gain (loss) On
   investments ............................       4,330,297       10,819,143         (191,169)       1,213,972
  Reinvested capital gains ................               -                -                -                -
                                              -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................       4,130,236        8,634,789          115,690          793,802
                                              -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ........................         710,716        2,766,689          197,856          502,673
  Transfers between funds .................       3,018,944        4,944,020           (4,946)      (3,460,833)
  Surrenders (note 6) .....................      (7,878,454)      (1,890,428)      (1,158,998)        (592,692)
  Death benefits (note 4) .................         (39,094)         (22,462)          (6,038)          (1,499)
  Net policy repayments (loans) (note 5) ..            (280)         183,582                -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................        (804,960)        (823,829)         (49,430)        (117,442)
  Adjustments to maintain reserves ........             555            4,833               53           (2,148)
                                              -------------    -------------    -------------    -------------
    Net equity transactions ...............      (4,992,573)       5,162,405       (1,021,503)      (3,671,941)
                                              -------------    -------------    -------------    -------------
Net change in contract owners' equity .....        (862,337)      13,797,194         (905,813)      (2,878,139)
Contract owners' equity beginning of period      42,399,239       28,602,045        2,699,069        5,577,208
                                              -------------    -------------    -------------    -------------
Contract owners' equity end of period .....      41,536,902       42,399,239        1,793,256        2,699,069
                                              =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units .........................       4,213,692        3,662,912          244,521          611,476
                                              -------------    -------------    -------------    -------------
  Units purchased .........................       1,510,287        1,865,324           65,052          156,383
  Units redeemed ..........................      (1,933,213)      (1,314,544)        (149,491)        (523,338)
                                              -------------    -------------    -------------    -------------
  Ending units ............................       3,790,766        4,213,692          160,082          244,521
                                              =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                           DryVIFGrInc                 DryVIFIntVal
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $      5,146           3,029           3,332           1,762
  Realized gain (loss) on investments .........................         85,883           1,252          65,382             635
  Change in unrealized gain (loss) on
   investments ................................................        (46,341)        108,111          11,378          45,372
  Reinvested capital gains ....................................              -               -           6,656               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................         44,688         112,392          86,748          47,769
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................              6            (951)             92              41
  Transfers between funds .....................................         15,228         156,717         412,134         216,383
  Surrenders (note 6) .........................................       (201,480)              -        (276,826)              -
  Death benefits (note 4) .....................................              -               -               -               -
  Net policy repayments (loans) (note 5) ......................              -         183,582               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............        (22,466)        (16,067)         (7,438)              -
  Adjustments to maintain reserves ............................              8               1              25          (1,801)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................       (208,704)        323,282         127,987         214,623
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................       (164,016)        435,674         214,735         262,392
Contract owners' equity beginning of period ...................        725,693         290,019         262,392               -
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $    561,677         725,693         477,127         262,392
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................         80,448          40,612          20,453               -
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................          2,210          51,438          53,873          40,914
  Units redeemed ..............................................        (24,574)        (11,602)        (43,266)        (20,461)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................         58,084          80,448          31,060          20,453
                                                                  ============    ============    ============    ============

                                                                           FedQualBd                      FidVIPEI
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................         91,596          95,133           2,366           1,656
  Realized gain (loss) on investments .........................         21,190          59,717          89,376           8,402
  Change in unrealized gain (loss) on
   investments ................................................        (59,817)        (26,158)        (62,841)         52,780
  Reinvested capital gains ....................................         21,374               -             712               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................         74,343         128,692          29,613          62,838
                                                                  ------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................         98,256         215,633              (2)         28,918
  Transfers between funds .....................................     (1,641,578)      1,353,803         112,570          78,787
  Surrenders (note 6) .........................................        (20,456)       (219,125)       (394,010)        (10,255)
  Death benefits (note 4) .....................................              -          (1,788)              -               -
  Net policy repayments (loans) (note 5) ......................             98               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............        (54,578)        (83,903)         (4,894)         (3,852)
  Adjustments to maintain reserves ............................             27              (4)              8              (2)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................     (1,618,231)      1,264,616        (286,328)         93,596
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................     (1,543,888)      1,393,308        (256,715)        156,434
Contract owners' equity beginning of period ...................      3,270,428       1,877,120         256,715         100,281
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................      1,726,540       3,270,428               -         256,715
                                                                  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .............................................        245,866         147,567          24,845          12,619
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................         35,925         173,220          10,866          14,781
  Units redeemed ..............................................       (156,287)        (74,921)        (35,711)         (2,555)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................        125,504         245,866               -          24,845
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                            FidVIPEIS                      FidVIPGr
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $     92,210          41,906             176             587
  Realized gain (loss) on investments .........................        892,336        (292,422)        440,859        (728,865)
  Change in unrealized gain (loss)
   on investments .............................................       (705,476)      1,686,703        (435,907)      2,021,527
  Reinvested capital gains ....................................         28,390               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................        307,460       1,436,187           5,128       1,293,249
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................        124,746         268,388         197,962          87,161
  Transfers between funds .....................................     (1,517,404)      1,189,281       3,393,512        (754,585)
  Surrenders (note 6) .........................................       (816,622)       (143,559)     (7,516,486)        (83,468)
  Death benefits (note 4) .....................................           (758)         (8,548)              -               -
  Net policy repayments (loans) (note 5) ......................            126               -              (2)        183,582
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............       (153,072)       (129,730)       (134,854)       (110,732)
  Adjustments to maintain reserves ............................            101             528              48               3
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................     (2,362,883)      1,176,360      (4,059,820)       (678,039)
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................     (2,055,423)      2,612,547      (4,054,692)        615,210
Contract owners' equity beginning of period ...................      6,445,977       3,833,430       4,622,364       4,007,154
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $  4,390,554       6,445,977         567,672       4,622,364
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................        560,297         432,799         583,926         670,852
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................        814,629         236,910         454,987          45,919
  Units redeemed ..............................................     (1,021,576)       (109,412)       (969,371)       (132,845)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................        353,350         560,297          69,542         583,926
                                                                  ============    ============    ============    ============

                                                                           FidVIPGrS                      FidVIPHI
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................         (2,774)           (301)        220,216          99,977
  Realized gain (loss) on investments .........................     (1,075,383)     (1,859,398)        288,374          73,394
  Change in unrealized gain (loss)
   on investments .............................................      1,623,442       6,205,534        (290,366)        228,450
  Reinvested capital gains ....................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................        545,285       4,345,835         218,224         401,821
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................        195,312         314,212               -             361
  Transfers between funds .....................................         63,688          41,352         468,560         629,499
  Surrenders (note 6) .........................................       (787,564)       (955,955)     (3,019,360)              -
  Death benefits (note 4) .....................................        (64,436)         (8,685)         (1,306)              -
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............       (260,374)       (262,218)        (47,484)        (34,340)
  Adjustments to maintain reserves ............................             99            (165)             29            (462)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................       (853,275)       (871,459)     (2,599,561)        595,058
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................       (307,990)      3,474,376      (2,381,337)        996,879
Contract owners' equity beginning of period ...................     17,714,706      14,240,330       2,518,483       1,521,604
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................     17,406,716      17,714,706         137,146       2,518,483
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................      1,838,297       1,951,492         218,094         167,303
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................         85,772         693,111          40,069          63,730
  Units redeemed ..............................................       (163,885)       (806,306)       (247,299)        (12,939)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................      1,760,184       1,838,297          10,864         218,094
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                             FidVIPHIS                      FidVIPOv
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $    209,206         197,164          21,324           1,897
  Realized gain (loss) on investments .........................        135,935          92,550         232,001         (12,413)
  Change in unrealized gain (loss) on
   investments ................................................       (172,397)        274,223        (134,066)        250,477
  Reinvested capital gains ....................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................        172,744         563,937         119,259         239,961
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................        140,732         306,510          40,136          35,428
  Transfers between funds .....................................       (301,596)       (199,985)      1,007,816         999,283
  Surrenders (note 6) .........................................       (277,706)       (993,747)     (2,174,298)        (28,727)
  Death benefits (note 4) .....................................              -          (4,595)              -               -
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............        (60,994)        (91,014)        (49,332)        (12,362)
  Adjustments to maintain reserves ............................             36               3              27               4
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................       (499,528)       (982,828)     (1,175,651)        993,626
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................       (326,784)       (418,891)     (1,056,392)      1,233,587
Contract owners' equity beginning of period ...................      2,310,255       2,729,146       1,620,869         387,282
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $  1,983,471       2,310,255         564,477       1,620,869
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................        268,110         401,989         180,429          61,653
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................         23,981         115,224         105,778         125,345
  Units redeemed ..............................................        (81,549)       (249,103)       (230,773)         (6,569)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................        210,542         268,110          55,434         180,429
                                                                  ============    ============    ============    ============

                                                                            FidVIPOvS                     FidVIPAM
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................         25,532          13,850          92,682          98,226
  Realized gain (loss) on investments .........................        146,362        (736,566)        185,322         (20,996)
  Change in unrealized gain (loss) on
   investments ................................................        182,463       1,627,578         156,715         433,269
  Reinvested capital gains ....................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................        354,357         904,862         434,719         510,499
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................        182,944         336,075             522          12,049
  Transfers between funds .....................................        223,452        (555,854)      5,708,986         459,568
  Surrenders (note 6) .........................................       (198,880)       (957,734)        (12,552)              -
  Death benefits (note 4) .....................................              -          (2,049)              -               -
  Net policy repayments (loans) (note 5) ......................             (8)              -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............        (74,696)        (85,708)       (191,492)        (95,957)
  Adjustments to maintain reserves ............................             59             (20)             73              (4)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................        132,871      (1,265,290)      5,505,537         375,656
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................        487,228        (360,428)      5,940,256         886,155
Contract owners' equity beginning of period ...................      2,719,891       3,080,319       3,454,090       2,567,935
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................      3,207,119       2,719,891       9,394,346       3,454,090
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................        280,162         454,474         331,284         289,913
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................         85,399         222,524         544,572          78,753
  Units redeemed ..............................................        (73,841)       (396,836)        (19,420)        (37,382)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................        291,720         280,162         856,436         331,284
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                           FidVIPCon                     FidVIPConS
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $        286             334           5,886           3,456
  Realized gain (loss) on investments .........................         50,948          11,261         962,783        (756,647)
  Change in unrealized gain (loss)
   on investments .............................................            266          88,176        (421,437)      2,197,581
  Reinvested capital gains ....................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................         51,500          99,771         547,232       1,444,390
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................            514          12,179         288,932       1,140,655
  Transfers between funds .....................................       (123,264)        (34,160)        (48,704)        755,522
  Surrenders (note 6) .........................................        (77,842)              -      (4,346,040)     (1,160,274)
  Death benefits (note 4) .....................................              -               -               -          (4,605)
  Net policy repayments (loans) (note 5) ......................             (2)        183,582               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............        (22,944)        (19,023)        (82,644)       (135,387)
  Adjustments to maintain reserves ............................             21              (3)             65              13
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................       (223,517)        142,575      (4,188,391)        595,924
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................       (172,017)        242,346      (3,641,159)      2,040,314
Contract owners' equity beginning of period ...................        536,009         293,663       7,619,443       5,579,129
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $    363,992         536,009       3,978,284       7,619,443
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................         51,152          35,930         576,339         542,502
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................             54          26,496          36,318         490,187
  Units redeemed ..............................................        (21,050)        (11,274)       (351,173)       (456,350)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................         30,156          51,152         261,484         576,339
                                                                  ============    ============    ============    ============

                                                                           FidVIPGrOp                    FidVIPGrOpS
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................           (214)          6,141           1,384           3,857
  Realized gain (loss) on investments .........................         93,524         (27,208)         (3,378)       (133,773)
  Change in unrealized gain (loss)
   on investments .............................................        (80,972)        252,689         110,963         374,378
  Reinvested capital gains ....................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................         12,338         231,622         108,969         244,462
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................          7,242          17,478          12,794          16,818
  Transfers between funds .....................................       (857,598)       (231,580)        536,428        (178,650)
  Surrenders (note 6) .........................................         (1,464)              -         (73,508)        (71,456)
  Death benefits (note 4) .....................................              -               -               -               -
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............         (2,082)        (30,856)        (54,802)        (43,915)
  Adjustments to maintain reserves ............................              4              (2)             39             (31)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................       (853,898)       (244,960)        420,951        (277,234)
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................       (841,560)        (13,338)        529,920         (32,772)
Contract owners' equity beginning of period ...................        841,560         854,898       1,093,022       1,125,794
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................              -         841,560       1,622,942       1,093,022
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................         94,088         123,821         131,702         176,094
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................              -               -         110,071         100,135
  Units redeemed ..............................................        (94,088)        (29,733)        (58,877)       (144,527)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................              -          94,088         182,896         131,702
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                           FidVIPValS                    FrVIPForSec2
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $       (458)           (135)          8,774           4,213
  Realized gain (loss) on investments .........................        (10,802)        (20,120)        151,570           2,067
  Change in unrealized gain (loss) on investments .............         25,365          (1,822)        266,049         152,100
  Reinvested capital gains ....................................            334               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................         14,439         (22,077)        426,393         158,380
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................         10,520               -          78,272           1,846
  Transfers between funds .....................................        184,446          35,327       1,671,454         975,631
  Surrenders (note 6) .........................................           (826)        (39,100)       (367,662)         (1,023)
  Death benefits (note 4) .....................................              -               -               -               -
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............         (3,640)         (2,371)        (21,548)              -
  Adjustments to maintain reserves ............................             32               1              51          (7,291)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................        190,532          (6,143)      1,360,567         969,163
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................        204,971         (28,220)      1,786,960       1,127,543
Contract owners' equity beginning of period ...................              -          28,220       1,127,543               -
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $    204,971               -       2,914,503       1,127,543
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................              -           3,768          90,293               -
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................         16,330          19,439         190,389         109,276
  Units redeemed ..............................................         (1,052)        (23,207)        (83,600)        (18,983)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................         15,278               -         197,082          90,293
                                                                  ============    ============    ============    ============

                                                                               GVITCVal                   GVITDMidCapl
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................            608             516           8,650           1,296
  Realized gain (loss) on investments .........................         14,576             592         276,024         (19,488)
  Change in unrealized gain (loss) on investments .............         (5,573)         12,724         171,216         255,804
  Reinvested capital gains ....................................              -               -          76,202               4
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................          9,611          13,832         532,092         237,616
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................          3,466           2,645          36,556         135,989
  Transfers between funds .....................................         13,644          10,015       2,161,708        (353,438)
  Surrenders (note 6) .........................................        (10,442)              -        (108,566)        (51,607)
  Death benefits (note 4) .....................................              -               -               -            (399)
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............         (1,762)         (1,705)        (17,140)              -
  Adjustments to maintain reserves ............................             16               -              45         (15,631)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................          4,922          10,955       2,072,603        (285,086)
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................         14,533          24,787       2,604,695         (47,470)
Contract owners' equity beginning of period ...................         60,095          35,308         624,821         672,291
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................         74,628          60,095       3,229,516         624,821
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................          6,284           4,863          41,047          59,532
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................          2,514           5,731         178,667          33,258
  Units redeemed ..............................................         (2,148)         (4,310)         (9,144)        (51,743)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................          6,650           6,284         210,570          41,047
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                          GVITEmMrkts                    GVITFHiInc
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $        390             (19)         80,462         114,326
  Realized gain (loss) on investments .........................        (30,496)          2,650         103,700          27,545
  Change in unrealized gain (loss) on investments .............          4,080              60         (93,053)        162,510
  Reinvested capital gains ....................................          7,038               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........................        (18,988)          2,691          91,109         304,381
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract owners
   (note 6) ...................................................              -               -         238,116         188,261
  Transfers between funds .....................................        105,680          (1,130)       (868,264)        396,251
  Surrenders (note 6) .........................................              -            (101)       (187,412)        (86,402)
  Death benefits (note 4) .....................................              -               -               -          (1,143)
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ...................         (3,510)           (253)        (26,954)        (38,624)
  Adjustments to maintain reserves ............................         (1,197)          1,203              16              18
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................        100,973            (281)       (844,498)        458,361
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................         81,985           2,410        (753,389)        762,742
Contract owners' equity beginning of period ...................          2,410               -       1,717,590         954,848
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $     84,395           2,410         964,201       1,717,590
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................            210               -         139,039          94,589
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................          6,594             284          41,555         126,940
  Units redeemed ..............................................           (700)            (74)       (109,594)        (82,490)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................          6,104             210          71,000         139,039
                                                                  ============    ============    ============    ============

                                                                           GVITGlFin1                    GVITGlHlth
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................             44               2             (36)              -
  Realized gain (loss) on investments .........................             26               -           4,488               -
  Change in unrealized gain (loss) on investments .............            243             (22)             80               -
  Reinvested capital gains ....................................            300              54               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........................            613              34           4,532               -
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract owners
   (note 6) ...................................................              8               -               -               -
  Transfers between funds .....................................          4,726             567          (1,332)              -
  Surrenders (note 6) .........................................           (208)              -               -               -
  Death benefits (note 4) .....................................              -               -               -               -
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ...................            (38)              -            (360)              -
  Adjustments to maintain reserves ............................             16              (3)             18               -
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................          4,504             564          (1,674)              -
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................          5,117             598           2,858               -
Contract owners' equity beginning of period ...................            598               -               -               -
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................          5,715             598           2,858               -
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................             49               -               -               -
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................            374              49             271               -
  Units redeemed ..............................................            (35)              -             (37)              -
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................            388              49             234               -
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                         GVITGlTech                   GVITGlUtl1
                                                               ----------------------------    ---------------------------
                                                                   2004            2003            2004           2003
                                                               ------------    ------------    ------------   ------------
Investment activity:
  Net investment income (loss) .............................   $        (30)           (600)              -              -
  Realized gain (loss) on investments ......................           (873)         92,928               -              1
  Change in unrealized gain (loss) on
   investments .............................................          3,664          39,269               -              -
  Reinvested capital gains .................................              -               -               -              -
                                                               ------------    ------------    ------------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................          2,761         131,597               -              1
                                                               ------------    ------------    ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              -            (682)              -              -
  Transfers between funds ..................................          7,666        (317,280)              -             97
  Surrenders (note 6) ......................................              -               -               -            (98)
  Death benefits (note 4) ..................................              -               -               -              -
  Net policy repayments (loans) (note 5) ...................              -               -               -              -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............           (258)         (5,707)              -              -
  Adjustments to maintain reserves .........................              -              (5)              -              -
                                                               ------------    ------------    ------------   ------------
      Net equity transactions ..............................          7,408        (323,674)              -             (1)
                                                               ------------    ------------    ------------   ------------
Net change in contract owners' equity ......................         10,169        (192,077)              -              -
Contract owners' equity beginning of period ................         16,145         208,222               -              -
                                                               ------------    ------------    ------------   ------------
Contract owners' equity end of period ......................   $     26,314          16,145               -              -
                                                               ============    ============    ============   ============
CHANGES IN UNITS:
  Beginning units ..........................................          5,317         106,277               -              -
                                                               ------------    ------------    ------------   ------------
  Units purchased ..........................................          3,141          26,053               -             11
  Units redeemed ...........................................           (130)       (127,013)              -            (11)
                                                               ------------    ------------    ------------   ------------
  Ending units .............................................          8,328           5,317               -              -
                                                               ============    ============    ============   ============

                                                                        GVITGvtBd                       GVITGrowth
                                                               ----------------------------    ---------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................        889,650       1,188,713          (4,292)         (6,225)
  Realized gain (loss) on investments ......................       (416,173)      1,103,807         349,784         (78,953)
  Change in unrealized gain (loss) on
   investments .............................................       (405,713)     (1,480,356)       (535,921)        731,053
  Reinvested capital gains .................................        374,338          64,400               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................        442,102         876,564        (190,429)        645,875
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................      1,662,026       1,650,107          60,756         175,148
  Transfers between funds ..................................     (5,065,888)    (35,490,377)     (1,669,382)      1,274,964
  Surrenders (note 6) ......................................     (3,175,720)    (20,809,450)       (703,494)        (52,314)
  Death benefits (note 4) ..................................        (30,848)        (52,931)              -          (6,258)
  Net policy repayments (loans) (note 5) ...................            194               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............       (447,392)       (930,284)        (34,164)        (38,750)
  Adjustments to maintain reserves .........................            219          (2,376)             29              (5)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................     (7,057,409)    (55,635,311)     (2,346,255)      1,352,785
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................     (6,615,307)    (54,758,747)     (2,536,684)      1,998,660
Contract owners' equity beginning of period ................     21,841,028      76,599,775       2,730,574         731,914
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................     15,225,721      21,841,028         193,890       2,730,574
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................      1,564,347       5,570,936         476,666         168,510
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        274,764         965,811         307,117         412,787
  Units redeemed ...........................................       (759,357)     (4,972,400)       (752,575)       (104,631)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................      1,079,754       1,564,347          31,208         476,666
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       GVITIDAgg                        GVITIDCon
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $          -              18           6,442           6,551
  Realized gain (loss) on investments ......................            491              21             399             125
  Change in unrealized gain (loss) on investments ..........           (437)            437           3,553          15,420
  Reinvested capital gains .................................              -              19           3,066           1,172
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................             54             495          13,460          23,268
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              -               -               -               -
  Transfers between funds ..................................         (1,776)          1,278          (1,700)        291,981
  Surrenders (note 6) ......................................              -               -               -               -
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............             (8)            (42)         (4,828)         (3,861)
  Adjustments to maintain reserves .........................              2              (3)             15              (5)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................         (1,782)          1,233          (6,513)        288,115
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................         (1,728)          1,728           6,947         311,383
Contract owners' equity beginning of period ................          1,728               -         311,383               -
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $          -           1,728         318,330         311,383
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................            158               -          28,851               -
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................              -             163               -          29,224
  Units redeemed ...........................................           (158)             (5)           (597)           (373)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................              -             158          28,254          28,851
                                                               ============    ============    ============    ============

                                                                         GVITIDMod                      GVITIDModAgg
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................         10,624              25               -              19
  Realized gain (loss) on investments ......................            483               5             435              11
  Change in unrealized gain (loss) on investments ..........         44,901             290            (388)            388
  Reinvested capital gains .................................          1,678               1               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................         57,686             321              47             418
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              8               -               -               -
  Transfers between funds ..................................        983,528           1,434          (1,762)          1,347
  Surrenders (note 6) ......................................              -               -               -               -
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............         (5,334)            (42)             (8)            (42)
  Adjustments to maintain reserves .........................             11               1               4              (4)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................        978,213           1,393          (1,766)          1,301
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................      1,035,899           1,714          (1,719)          1,719
Contract owners' equity beginning of period ................          1,714               -           1,719               -
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................      1,037,613           1,714               -           1,719
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................            157               -             157               -
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................         87,274             161               -             162
  Units redeemed ...........................................           (467)             (4)           (157)             (5)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................         86,964             157               -             157
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      GVITIDModCon                      GVITIntGro
                                                               ----------------------------    ---------------------------
                                                                   2004            2003            2004           2003
                                                               ------------    ------------    ------------   ------------
Investment activity:
  Net investment income (loss) .............................   $          -              30               -           (105)
  Realized gain (loss) on investments ......................            213               8               -         18,858
  Change in unrealized gain (loss) on
   investments .............................................           (183)            183               -              -
  Reinvested capital gains .................................              -               3               -              -
                                                               ------------    ------------    ------------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................             30             224               -         18,753
                                                               ------------    ------------    ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              -               -               -            727
  Transfers between funds ..................................         (1,722)          1,618               -        (18,477)
  Surrenders (note 6) ......................................              -             (98)              -              -
  Death benefits (note 4) ..................................              -               -               -              -
  Net policy repayments (loans) (note 5) ...................              -               -               -              -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............             (8)            (42)              -         (1,004)
  Adjustments to maintain reserves .........................             (2)              -               -              1
                                                               ------------    ------------    ------------   ------------
      Net equity transactions ..............................         (1,732)          1,478               -        (18,753)
                                                               ------------    ------------    ------------   ------------
Net change in contract owners' equity ......................         (1,702)          1,702               -              -
Contract owners' equity beginning of period ................          1,702               -               -              -
                                                               ------------    ------------    ------------   ------------
Contract owners' equity end of period ......................   $          -           1,702               -              -
                                                               ============    ============    ============   ============
CHANGES IN UNITS:
  Beginning units ..........................................            156               -               -              -
                                                               ------------    ------------    ------------   ------------
  Units purchased ..........................................              -             170               -            910
  Units redeemed ...........................................           (156)            (14)              -           (910)
                                                               ------------    ------------    ------------   ------------
  Ending units .............................................              -             156               -              -
                                                               ============    ============    ============   ============

                                                                       GVITJPBal                      GVITSMdCpGr
                                                               ----------------------------    ---------------------------
                                                                   2004            2003            2004           2003
                                                               ------------    ------------    ------------   ------------
Investment activity:
  Net investment income (loss) .............................         99,056          29,389          (2,278)         (1,503)
  Realized gain (loss) on investments ......................        103,103         (86,473)         65,200         (73,878)
  Change in unrealized gain (loss) on
   investments .............................................        459,132         342,500         (36,074)        251,221
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................        661,291         285,416          26,848         175,840
                                                               ------------    ------------    ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         37,630         152,613          19,526          24,787
  Transfers between funds ..................................      4,688,812       1,521,861         277,914         201,313
  Surrenders (note 6) ......................................       (345,244)       (116,612)       (220,656)        (61,831)
  Death benefits (note 4) ..................................              -            (374)              -               -
  Net policy repayments (loans) (note 5) ...................             44               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (84,114)        (40,377)        (26,664)        (20,252)
  Adjustments to maintain reserves .........................             83             (12)             41              (8)
                                                               ------------    ------------    ------------   ------------
      Net equity transactions ..............................      4,297,211       1,517,099          50,161         144,009
                                                               ------------    ------------    ------------   ------------
Net change in contract owners' equity ......................      4,958,502       1,802,515          77,009         319,849
Contract owners' equity beginning of period ................      3,103,834       1,301,319         792,359         472,510
                                                               ------------    ------------    ------------   ------------
Contract owners' equity end of period ......................      8,062,336       3,103,834         869,368         792,359
                                                               ============    ============    ============   ============
CHANGES IN UNITS:
  Beginning units ..........................................        312,090         154,992          79,276          66,164
                                                               ------------    ------------    ------------   ------------
  Units purchased ..........................................        478,746         241,482          28,298          35,950
  Units redeemed ...........................................        (50,360)        (84,384)        (32,034)        (22,838)
                                                               ------------    ------------    ------------   ------------
  Ending units .............................................        740,476         312,090          75,540          79,276
                                                               ============    ============    ============   ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003


                                                                        GVITMyMkt                       GVITMyMkt5
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $    160,460         154,944         349,746         244,666
  Realized gain (loss) on investments ......................              -               -               -               -
  Change in unrealized gain (loss) on
   investments .............................................              -               -               -               -
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................        160,460         154,944         349,746         244,666
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              -            (576)      4,037,598       9,758,317
  Transfers between funds ..................................     (2,445,158)     (7,016,759)       (350,048)        237,302
  Surrenders (note 6) ......................................    (12,813,468)              -     (13,440,090)     (4,970,039)
  Death benefits (note 4) ..................................        (78,850)       (252,523)              -         (38,566)
  Net policy repayments (loans) (note 5) ...................             96               -             (12)       (918,759)
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............       (379,208)       (630,945)     (1,374,784)     (1,519,032)
  Adjustments to maintain reserves .........................             66          (3,415)            229            (104)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................    (15,716,522)     (7,904,218)    (11,127,107)      2,549,119
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................    (15,556,062)     (7,749,274)    (10,777,361)      2,793,785
Contract owners' equity beginning of period ................     39,214,424      46,963,698      57,030,803      54,237,018
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $ 23,658,362      39,214,424      46,253,442      57,030,803
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................      3,484,073       4,001,994       5,667,692       5,414,758
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        165,857       2,351,718       1,315,003       3,476,011
  Units redeemed ...........................................     (1,644,284)     (2,869,639)     (2,416,129)     (3,223,077)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................      2,005,646       3,484,073       4,566,566       5,667,692
                                                               ============    ============    ============    ============

                                                                        GVITNWFund                      GVITNStrVal
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................         18,644           8,676            (252)         (1,026)
  Realized gain (loss) on investments ......................        249,913            (814)        118,569         (18,139)
  Change in unrealized gain (loss) on
   investments .............................................       (109,041)        867,733         (89,666)        176,351
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................        159,516         875,595          28,651         157,186
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         15,734          88,949               -             411
  Transfers between funds ..................................       (225,572)     (4,142,455)       (593,970)         15,042
  Surrenders (note 6) ......................................       (161,234)        (95,010)              -         (10,305)
  Death benefits (note 4) ..................................              -         (10,069)              -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (72,390)        (79,714)         (2,810)        (10,417)
  Adjustments to maintain reserves .........................             51              (1)              6              (7)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................       (443,411)     (4,238,300)       (596,774)         (5,276)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................       (283,895)     (3,362,705)       (568,123)        151,910
Contract owners' equity beginning of period ................      2,146,285       5,508,990         568,123         416,213
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................      1,862,390       2,146,285               -         568,123
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        221,051         722,741          60,495          61,483
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        199,189          42,230              12          18,573
  Units redeemed ...........................................       (246,954)       (543,920)        (60,507)        (19,561)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        173,286         221,051               -          60,495
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       GVITSmCapGr                     GVITSmCapVal
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $     (9,228)         (6,895)        (12,096)        (12,387)
  Realized gain (loss) on investments ......................        121,271         (42,014)      1,047,542        (391,562)
  Change in unrealized gain (loss) on
   investments .............................................        376,912         855,697        (677,615)      2,488,398
  Reinvested capital gains .................................              -               -         412,490               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............        488,955         806,788         770,321       2,084,449
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         21,078         250,420         576,948         332,884
  Transfers between funds ..................................        521,006          30,840       2,951,044      (2,677,197)
  Surrenders (note 6) ......................................              -            (786)     (2,210,994)       (685,950)
  Death benefits (note 4) ..................................              -               -          (7,720)           (419)
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (76,442)        (62,921)        (96,262)       (114,701)
  Adjustments to maintain reserves .........................             70               1              85          (2,283)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................        465,712         217,554       1,213,101      (3,147,666)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................        954,667       1,024,342       1,983,422      (1,063,217)
Contract owners' equity beginning of period ................      3,244,411       2,220,069       3,964,353       5,027,570
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $  4,199,078       3,244,411       5,947,775       3,964,353
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        239,174         219,283         224,477         446,135
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................         53,401          44,254         223,918         173,391
  Units redeemed ...........................................        (18,985)        (24,363)       (160,747)       (395,049)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        273,590         239,174         287,648         224,477
                                                               ============    ============    ============    ============

                                                                        GVITSmComp                      GVITTGroFoc
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................        (19,672)        (22,437)             (2)              -
  Realized gain (loss) on investments ......................        881,482        (224,501)             51               1
  Change in unrealized gain (loss) on
   investments .............................................       (606,293)      2,796,515             (36)             37
  Reinvested capital gains .................................        948,294               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............      1,203,811       2,549,577              13              38
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................        293,654         408,230              10               -
  Transfers between funds ..................................        812,368      (1,964,023)           (418)            568
  Surrenders (note 6) ......................................       (868,028)       (807,963)           (204)              -
  Death benefits (note 4) ..................................         (3,250)         (5,205)              -               -
  Net policy repayments (loans) (note 5) ...................             30               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............       (241,706)       (258,343)             (6)             (4)
  Adjustments to maintain reserves .........................            122          (1,029)              6              (3)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................         (6,810)     (2,628,333)           (612)            561
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................      1,197,001         (78,756)           (599)            599
Contract owners' equity beginning of period ................      7,246,498       7,325,254             599               -
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................      8,443,499       7,246,498               -             599
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        475,779         676,905             181               -
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        230,662         150,313             431             183
  Units redeemed ...........................................       (210,745)       (351,439)           (612)             (2)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        495,696         475,779               -             181
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                        GVITUSGro                     GVITVKMultiSec
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $        (10)             (1)        120,356         117,442
  Realized gain (loss) on investments ......................             52               1         116,359          19,611
  Change in unrealized gain (loss) on
   investments .............................................            413              34        (127,817)        117,271
  Reinvested capital gains .................................            186              79               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............            641             113         108,898         254,324
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................             12               -           8,544          90,037
  Transfers between funds ..................................          4,238           1,089          35,600        (220,921)
  Surrenders (note 6) ......................................           (408)              -         (46,886)        (42,457)
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............            (58)             (7)        (46,380)        (45,720)
  Adjustments to maintain reserves .........................             25               1              54              13
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................          3,809           1,083         (49,068)       (219,048)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................          4,450           1,196          59,830          35,276
Contract owners' equity beginning of period ................          1,196               -       2,248,079       2,212,803
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $      5,646           1,196       2,307,909       2,248,079
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................             96               -         169,327         187,462
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................            370              97           1,221         155,202
  Units redeemed ...........................................            (62)             (1)         (6,978)       (173,337)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................            404              96         163,570         169,327
                                                               ============    ============    ============    ============

                                                                        GVITWLead                       GSVITMidCap
                                                               ----------------------------    ----------------------------
                                                                       2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................           (190)           (135)          5,942          11,723
  Realized gain (loss) on investments ......................          7,869            (750)        270,047           3,154
  Change in unrealized gain (loss) on
   investments .............................................          3,892          15,082          45,472         400,349
  Reinvested capital gains .................................              -               -         225,846          23,524
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............         11,571          14,197         547,307         438,750
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         10,736           8,122               -             (17)
  Transfers between funds ..................................         45,262         (11,242)         26,850       1,923,226
  Surrenders (note 6) ......................................        (11,644)              -        (230,202)            (98)
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................            (14)              -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............         (2,456)         (1,904)        (35,244)        (34,282)
  Adjustments to maintain reserves .........................              5              (5)             56             (14)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................         41,889          (5,029)       (238,540)      1,888,815
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................         53,460           9,168         308,767       2,327,565
Contract owners' equity beginning of period ................         43,038          33,870       2,327,565               -
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................         96,498          43,038       2,636,332       2,327,565
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................          4,724           5,059         184,248               -
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................          5,992           2,548         168,664         203,810
  Units redeemed ...........................................         (1,536)         (2,883)       (187,020)        (19,562)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................          9,180           4,724         165,892         184,248
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                          JanBal                        JanCapAp
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $     21,664          16,069          (2,362)           (633)
  Realized gain (loss) on investments ......................          7,294             795         187,216        (327,857)
  Change in unrealized gain (loss) on
   investments .............................................         55,745         113,758        (123,140)        446,779
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............         84,703         130,622          61,714         118,289
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................          4,932          77,038           8,332          34,615
  Transfers between funds ..................................            (98)        291,794        (681,538)       (422,939)
  Surrenders (note 6) ......................................         (1,614)           (262)       (547,656)        (28,038)
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (20,748)        (20,693)        (24,024)        (59,392)
  Adjustments to maintain reserves .........................             38              (2)             21             (19)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................        (17,490)        347,875      (1,244,865)       (475,773)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................         67,213         478,497      (1,183,151)       (357,484)
Contract owners' equity beginning of period ................      1,079,038         600,541       1,454,661       1,812,145
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $  1,146,251       1,079,038         271,510       1,454,661
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................         94,753          59,831         225,914         337,673
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................            389          58,965          31,565         143,254
  Units redeemed ...........................................         (1,962)        (24,043)       (221,667)       (255,013)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................         93,180          94,753          35,812         225,914
                                                               ============    ============    ============    ============

                                                                         JanGlTech                      JanIntGro
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................         (1,740)         (2,190)          3,588           5,112
  Realized gain (loss) on investments ......................         88,536         (91,863)        122,440        (114,640)
  Change in unrealized gain (loss) on
   investments .............................................        (79,340)        419,523         (34,387)        299,723
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............          7,456         325,470          91,641         190,195
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         22,124          19,793         205,222         121,679
  Transfers between funds ..................................       (166,764)       (200,670)         87,384        (490,714)
  Surrenders (note 6) ......................................         (5,360)         (6,847)       (339,622)       (199,605)
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              6               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (15,574)        (19,127)        (20,940)        (29,506)
  Adjustments to maintain reserves .........................              3              (7)             25              13
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................       (165,565)       (206,858)        (67,931)       (598,133)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................       (158,109)        118,612          23,710        (407,938)
Contract owners' equity beginning of period ................        860,002         741,390         624,447       1,032,385
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................        701,893         860,002         648,157         624,447
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        243,320         306,909          99,920         221,735
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................         12,168         102,145          77,741          55,055
  Units redeemed ...........................................        (57,558)       (165,734)        (90,269)       (176,870)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        197,930         243,320          87,392          99,920
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              NBAMTFasc                     NBAMTGro
                                                ------------------------------    -----------------------------
Investment activity:                                 2004            2003           2004              2003
                                                -------------    -------------    -----------    --------------
  Net investment income (loss) ..............   $        (352)            (381)        (1,366)             (840)
  Realized gain (loss) on investments .......          28,228            6,175        120,009             8,180
  Change in unrealized gain (loss)
  on investments ............................         (21,671)          21,863        (41,377)           81,810
  Reinvested capital gains ..................             530               87              -                 -
                                                -------------    -------------    -----------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations           6,735           27,744         77,266            89,150
                                                -------------    -------------    -----------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) .................           1,984            7,439         49,428            65,670
  Transfers between funds ...................         (19,262)         160,221        (68,232)          287,360
  Surrenders (note 6) .......................        (171,312)          (5,655)      (324,798)                -
  Death benefits (note 4) ...................               -                -              -                 -
  Net policy repayments (loans) (note 5) ....               -                -              -                 -
  Redemptions to pay cost of insurance
   charges and administration charges (notes
   2b and 2c) ..............................           (2,232)          (3,323)       (24,716)          (22,155)
  Adjustments to maintain reserves ..........              60              (17)            11            (1,486)
                                                -------------    -------------    -----------    --------------
    Net equity transactions .................        (190,762)         158,665       (368,307)          329,389
                                                -------------    -------------    -----------    --------------
Net change in contract owners' equity .......        (184,027)         186,409       (291,041)          418,539
Contract owners' equity beginning of period .         186,409                -        659,929           241,390
                                                -------------    -------------    -----------    --------------
Contract owners' equity end of period .......   $       2,382          186,409        368,888           659,929
                                                =============    =============    ===========    =============
CHANGES IN UNITS:
  Beginning units ...........................          14,850                -         96,290            46,182
                                                -------------    -------------    -----------    -------------
  Units purchased ...........................             162           29,243          7,277            60,132
  Units redeemed ............................         (14,842)         (14,393)       (57,291)          (10,024)
                                                -------------    -------------    -----------    --------------
  Ending units ..............................             170           14,850         46,276            96,290
                                                =============    =============    ===========    =============

                                                              NBAMTGuard                    NBAMTLMat
                                                ------------------------------    ----------------------------
                                                     2004            2003           2004              2003
                                                -------------    -------------    -----------    -------------
Investment activity:
  Net investment income (loss) ..............            (994)          10,505             (2)           11,154
  Realized gain (loss) on investments .......         (11,414)        (105,726)            55                51
  Change in unrealized gain (loss)
   on investments ...........................         346,803          566,224            (35)           (4,668)
  Reinvested capital gains ..................               -                -              -                 -
                                                -------------    -------------    -----------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations         334,395          471,003             18             6,537
                                                -------------    -------------    -----------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) .................           2,672           61,094            386             9,255
  Transfers between funds ...................          86,756         (125,755)             -          (388,658)
  Surrenders (note 6) .......................               -          (7,868)        (8,580)                 -
  Death benefits (note 4) ...................          (7,424)            (423)             -                 -
  Net policy repayments (loans) (note 5) ....               -               -               -                 -
  Redemptions to pay cost of insurance
   charges and administration charges (notes
   2b and 2c)                                         (29,280)         (26,801)           (14)          (10,179)
  Adjustments to maintain reserves ..........              54              (17)             3                (8)
                                                -------------    -------------    -----------    --------------
    Net equity transactions .................          52,778          (99,770)        (8,205)         (389,590)
                                                -------------    -------------    -----------    --------------
Net change in contract owners' equity .......         387,173          371,233         (8,187)         (383,053)
Contract owners' equity beginning of period .       1,926,004        1,554,771          8,187           391,240
                                                -------------    -------------    -----------    --------------
Contract owners' equity end of period .......       2,313,177        1,926,004              -             8,187
                                                =============    =============    ===========    ==============

CHANGES IN UNITS:
  Beginning units ...........................         185,567          197,760            706            34,509
                                                -------------    -------------    -----------    --------------
  Units purchased ...........................          21,394           89,107             34            15,698
  Units redeemed ............................         (12,643)        (101,300)          (740)          (49,501)
                                                -------------    -------------    -----------    --------------
  Ending units ..............................         194,318          185,567              -               706
                                                =============    =============    ===========    ==============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        NBAMTMCGr                       NBAMTPart
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $    (11,886)         (7,344)        (16,224)         (9,352)
  Realized gain (loss) on investments ......................        364,258        (189,211)      1,445,168         (75,658)
  Change in unrealized gain (loss) on
   investments .............................................       (399,506)        771,579        (364,948)      1,167,877
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............        (47,134)        575,024       1,063,996       1,082,867
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         74,676         131,297          61,068          69,805
  Transfers between funds ..................................     (3,605,114)      3,501,104       2,911,876       1,687,998
  Surrenders (note 6) ......................................       (271,394)        (93,012)     (7,769,058)        (50,757)
  Death benefits (note 4) ..................................              -          (4,360)         (4,224)           (377)
  Net policy repayments (loans) (note 5) ...................           (360)              -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (40,916)        (36,389)       (128,236)        (70,807)
  Adjustments to maintain reserves .........................             47              (5)             91          (1,401)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................     (3,843,061)      3,498,635      (4,928,483)      1,634,461
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................     (3,890,195)      4,073,659      (3,864,487)      2,717,328
Contract owners' equity beginning of period ................      5,187,067       1,113,408       5,508,303       2,790,975
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $  1,296,872       5,187,067       1,643,816       5,508,303
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        481,436         131,620         554,316         378,874
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        460,082         424,574         296,407         249,673
  Units redeemed ...........................................       (838,446)        (74,758)       (711,345)        (74,231)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        103,072         481,436         139,378         554,316
                                                               ============    ============    ============    ============

                                                                         OGMidCapGr                       OGMidCapV
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................         (2,550)         (2,064)          2,582               -
  Realized gain (loss) on investments ......................         61,184           1,415           3,971               -
  Change in unrealized gain (loss) on
   investments .............................................         31,988         129,846               -               -
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............         90,622         129,197           6,553               -
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              -             (72)              -               -
  Transfers between funds ..................................         (5,190)        582,290           1,078               -
  Surrenders (note 6) ......................................              -               -               -               -
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (10,800)        (11,503)         (7,636)              -
  Adjustments to maintain reserves .........................             27               3               5               -
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................        (15,963)        570,718          (6,553)              -
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................         74,659         699,915               -               -
Contract owners' equity beginning of period ................        699,915               -               -               -
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................        774,574         699,915               -               -
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................         54,174               -               -               -
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................         59,578          55,198             573               -
  Units redeemed ...........................................        (60,490)         (1,024)           (573)              -
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................         53,262          54,174               -               -
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                        OppAggGro                       OppBdFd
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $    (12,802)        (12,256)         64,814          67,218
  Realized gain (loss) on investments ......................        (96,960)       (699,750)          4,989          10,755
  Change in unrealized gain (loss) on
   investments .............................................      1,410,064       2,021,578         (15,441)         (4,539)
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............      1,300,302       1,309,572          54,362          73,434
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................        188,082         289,809              (2)            (19)
  Transfers between funds ..................................      1,218,504      (1,036,315)        636,442        (240,431)
  Surrenders (note 6) ......................................       (277,456)       (309,189)        (90,274)              -
  Death benefits (note 4) ..................................        (17,506)        (11,861)              -               -
  Net policy repayments (loans) (note 5) ...................              4               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............       (114,472)       (113,184)        (46,566)        (44,790)
  Adjustments to maintain reserves .........................             76             (63)             23             205
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................        997,232      (1,180,803)        499,623        (285,035)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................      2,297,534         128,769         553,985        (211,601)
Contract owners' equity beginning of period ................      6,153,752       6,024,983         945,350       1,156,951
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $  8,451,286       6,153,752       1,499,335         945,350
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        650,400         796,603          76,473          99,772
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        159,580         345,863          49,803          32,263
  Units redeemed ...........................................        (61,944)       (492,066)        (11,016)        (55,562)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        748,036         650,400         115,260          76,473
                                                               ============    ============    ============    ============

                                                                        OppCapAp                         OppGlSec
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................          7,344          14,034          25,888           7,567
  Realized gain (loss) on investments ......................       (243,735)     (1,389,505)        312,409         182,139
  Change in unrealized gain (loss) on
   investments .............................................      1,090,484       3,798,618        (323,285)        488,131
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............        854,093       2,423,147          15,012         677,837
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................        117,816         244,421           2,590          21,803
  Transfers between funds ..................................      1,854,208      (2,159,802)       (898,966)        463,116
  Surrenders (note 6) ......................................       (434,404)       (336,678)         (5,810)        (55,463)
  Death benefits (note 4) ..................................        (24,784)         (5,012)              -          (7,620)
  Net policy repayments (loans) (note 5) ...................              4               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............       (159,010)       (197,362)        (14,390)        (15,515)
  Adjustments to maintain reserves .........................            120          (1,426)             40              10
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................      1,353,950      (2,455,859)       (916,536)        406,331
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................      2,208,043         (32,712)       (901,524)      1,084,168
Contract owners' equity beginning of period ................      8,913,900       8,946,612       1,639,317         555,149
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................     11,121,943       8,913,900         737,793       1,639,317
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        747,984         972,587         176,907          85,244
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        412,266         278,761         254,357         141,931
  Units redeemed ...........................................       (207,382)       (503,364)       (364,640)        (50,268)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        952,868         747,984          66,624         176,907
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003


                                                                  OppMSFund                            OppMultStr
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................   $         2,218              1,281             11,846             11,488
  Realized gain (loss) on investments ............            41,319            (43,448)            86,833              8,085
  Change in unrealized gain (loss)
   on investments ................................           (17,352)            93,699            (36,638)            86,162
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............            26,185             51,532             62,041            105,735
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             2,422             11,115                 10               (108)
  Transfers between funds ........................           (11,870)            12,020            430,968            182,279
  Surrenders (note 6) ............................           (23,522)          (121,431)                 -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................            (8,276)            (7,672)           (36,198)           (14,022)
  Adjustments to maintain reserves ...............                18                 (3)                38                (11)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           (41,228)          (105,971)           394,818            168,138
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............           (15,043)           (54,439)           456,859            273,873
Contract owners' equity beginning
 of period .......................................           307,559            361,998            711,930            438,057
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       292,516            307,559          1,168,789            711,930
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            33,917             50,679             62,221             47,775
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ...............................             1,271             32,210             33,906             34,037
  Units redeemed ................................            (5,650)           (48,972)            (3,117)           (19,591)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ..................................            29,538             33,917             93,010             62,221
                                                     ===============    ===============    ===============    ===============

                                                                  PIMLowDur                            PIMRealRet
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................           115,928             89,214              6,502             18,200
  Realized gain (loss) on investments ............            66,350                716             44,040             18,535
  Change in unrealized gain (loss)
   on investments ................................            16,663            (13,411)            (6,679)            (2,386)
  Reinvested capital gains .......................            12,206             29,389             38,830             25,140
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............           211,147            105,908             82,693             59,489
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             7,296            649,467             35,620              6,202
  Transfers between funds ........................       (21,642,376)        22,179,953            241,774            903,099
  Surrenders (note 6) ............................              (218)                 -                  -            (19,422)
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (271,622)          (142,490)           (16,586)           (20,289)
  Adjustments to maintain reserves ...............               276               (128)              (587)            (6,351)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................       (21,906,644)        22,686,802            260,221            863,239
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............       (21,695,497)        22,792,710            342,914            922,728
Contract owners' equity beginning
 of period .......................................        25,708,398          2,915,688            922,728                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,012,901         25,708,398          1,265,642            922,728
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
   Beginning units ...............................         2,471,858            286,221             82,090                  -
                                                     ---------------    ---------------    ---------------    ---------------
   Units purchased ...............................            53,274          2,250,036            133,413             87,021
   Units redeemed ................................        (2,145,310)           (64,399)          (111,959)            (4,931)
                                                     ---------------    ---------------    ---------------    ---------------
   Ending units ..................................           379,822          2,471,858            103,544             82,090
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  PIMTotRet                           PVCTHiYield
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................   $       282,014            304,763             16,578             35,797
  Realized gain (loss) on investments ............            74,134             18,488             19,614            128,580
  Change in unrealized gain (loss)
   on investments ................................           287,399           (120,029)           (10,706)            14,892
  Reinvested capital gains .......................           241,082            135,468              1,124                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ...................           884,629            338,690             26,610            179,269
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             6,744            374,665                (36)                90
  Transfers between funds ........................        (1,455,640)        17,357,146           (241,462)           377,250
  Surrenders (note 6) ............................          (569,100)              (587)          (136,506)              (197)
  Death benefits (note 4) ........................                 -            (40,141)                 -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (123,506)           (77,544)            (6,402)           (14,326)
  Adjustments to maintain reserves ...............              (881)            (1,344)                60                 50
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        (2,142,383)        17,612,195           (384,346)           362,867
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............        (1,257,754)        17,950,885           (357,736)           542,136
Contract owners' equity beginning
 of period .......................................        17,950,885                  -            542,136                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    16,693,131         17,950,885            184,400            542,136
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,661,391                  -             39,501                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         2,147,417          1,723,841             10,000             60,465
  Units redeemed .................................        (2,336,178)           (62,450)           (37,037)           (20,964)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,472,630          1,661,391             12,464             39,501
                                                     ===============    ===============    ===============    ===============

                                                                 RCFMicroCap                             StOpp2
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................            (8,604)            (4,756)           (28,794)           (19,529)
  Realized gain (loss) on investments ............           574,038             30,265          2,101,397           (831,868)
  Change in unrealized gain (loss)
   on investments ................................          (219,893)           637,808         (1,325,754)         3,711,990
  Reinvested capital gains .......................           326,168            107,641                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ...................           671,709            770,958            746,849          2,860,593
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           198,666             67,077             42,936            101,905
  Transfers between funds ........................           932,184          1,215,428         (4,683,904)         2,387,529
  Surrenders (note 6) ............................          (217,412)            (2,606)          (163,064)          (125,243)
  Death benefits (note 4) ........................                 -                  -             (6,582)           (25,897)
  Net policy repayments (loans) (note 5) .........                 -                  -                 (2)           183,582
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................           (60,854)           (40,828)          (125,054)          (129,779)
  Adjustments to maintain reserves ...............            (9,555)                 -                133             (2,028)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           843,029          1,239,071         (4,935,537)         2,390,069
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............         1,514,738          2,010,029         (4,188,688)         5,250,662
Contract owners' equity beginning
 of period .......................................         2,900,198            890,169         10,041,575          4,790,913
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,414,936          2,900,198          5,852,887         10,041,575
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           192,842             88,080          1,067,462            693,897
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           174,946            178,323          1,286,827            855,806
  Units redeemed .................................          (109,436)           (73,561)        (1,829,805)          (482,241)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           258,352            192,842            524,484          1,067,462
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 StDisc2                                StIntStk2
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................   $        (1,102)              (291)                 -                 68
  Realized gain (loss) on investments ............           (19,436)             4,974                  -                (53)
  Change in unrealized gain (loss)
   on investments ................................            (6,901)            32,539                  -               (192)
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............           (27,439)            37,222                  -               (177)
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................                 4                (65)                 -                  4
  Transfers between funds ........................                 6            133,103                  -             (4,034)
  Surrenders (note 6) ............................                 -                  -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................           (13,468)            (3,245)                 -                (17)
  Adjustments to maintain reserves ...............                 4                 (4)                 -                 (4)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           (13,454)           129,789                  -             (4,051)
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............           (40,893)           167,011                  -             (4,228)
Contract owners' equity beginning
 of period .......................................           223,548             56,537                  -              4,228
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       182,655            223,548                  -                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            16,721              5,771                  -                779
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................                 -             13,740                  -                  2
  Units redeemed .................................            (4,885)            (2,790)                 -               (781)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            11,836             16,721                  -                  -
                                                     ===============    ===============    ===============    ===============

                                                                     TRowEqInc2                          TRowMidCap2
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................            32,912             16,839             (8,860)            (5,156)
  Realized gain (loss) on investments ............           181,348             33,743            251,723            180,412
  Change in unrealized gain (loss)
   on investments ................................           183,125            279,549            897,741            511,011
  Reinvested capital gains .......................            85,082                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............           482,467            330,131          1,140,604            686,267
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           228,374             80,177             39,250             53,365
  Transfers between funds ........................         1,578,672          1,479,562          3,041,042            149,998
  Surrenders (note 6) ............................          (170,194)            (3,718)          (220,822)           (20,937)
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................           (42,212)           (31,201)           (53,500)           (47,793)
  Adjustments to maintain reserves ...............                67                 (3)                94                  6
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................         1,594,707          1,524,817          2,806,064            134,639
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............         2,077,174          1,854,948          3,946,668            820,906
Contract owners' equity beginning
 of period .......................................         2,210,301            355,353          2,318,560          1,497,654
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,287,475          2,210,301          6,265,228          2,318,560
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           175,121             35,117            164,235            146,130
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           258,674            163,839            235,769             40,115
  Units redeemed .................................          (137,181)           (23,835)           (23,396)           (22,010)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           296,614            175,121            376,608            164,235
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        TRowNewAmG                      VEWrldBd
                                                               ----------------------------   ----------------------------
                                                                   2004           2003            2004           2003
                                                               ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $          -               -             (2)            438
  Realized gain (loss) on investments ......................            (14)              -          1,681           2,916
  Change in unrealized gain (loss) on
   investments .............................................              1               -         (1,248)           (314)
  Reinvested capital gains .................................              -               -              -               -
                                                               ------------    ------------   ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............            (13)              -            431           3,040
                                                               ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................            392               -            772          16,903
  Transfers between funds ..................................           (372)              -              -         (28,970)
  Surrenders (note 6) ......................................              -               -        (18,966)              -
  Death benefits (note 4) ..................................              -               -              -               -
  Net policy repayments (loans) (note 5) ...................              -               -              -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............             (6)              -            (30)         (1,171)
  Adjustments to maintain reserves .........................             (1)              -             (1)             14
                                                               ------------    ------------   ------------    ------------
      Net equity transactions ..............................             13               -        (18,225)        (13,224)
                                                               ------------    ------------   ------------    ------------
Net change in contract owners' equity ......................              -               -        (17,794)        (10,184)
Contract owners' equity beginning of period ................              -               -         17,794          27,978
                                                               ------------    ------------   ------------    ------------
Contract owners' equity end of period ......................           $  -               -              -          17,794
                                                               ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................              -               -          1,328           2,464
                                                               ------------    ------------   ------------    ------------
  Units purchased ..........................................             41               -             58           2,374
  Units redeemed ...........................................            (41)              -         (1,386)         (3,510)
                                                               ------------    ------------   ------------    ------------
  Ending units .............................................              -               -              -           1,328
                                                               ============    ============   ============    ============

                                                                        VEWrldEMkt                      VEWrldHAs
                                                               ----------------------------   ----------------------------
                                                                   2004           2003            2004           2003
                                                               ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) .............................          3,078            (533)          1,220             403
  Realized gain (loss) on investments ......................        121,746          32,353          57,351           7,827
  Change in unrealized gain (loss) on
   investments .............................................        (45,427)         97,555         (47,484)         55,668
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------   ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............         79,397         129,375          11,087          63,898
                                                               ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................        353,782          78,249          69,996          74,640
  Transfers between funds ..................................       (150,708)       (129,299)       (333,196)        200,203
  Surrenders (note 6) ......................................       (286,338)        (54,535)        (19,964)       (185,920)
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (10,482)         (7,237)         (3,000)         (6,538)
  Adjustments to maintain reserves .........................           (687)             11            (241)             13
                                                               ------------    ------------   ------------    ------------
      Net equity transactions ..............................        (94,433)       (112,811)       (286,405)         82,398
                                                               ------------    ------------   ------------    ------------
Net change in contract owners' equity ......................        (15,036)         16,564        (275,318)        146,296
Contract owners' equity beginning of period ................        291,488         274,924         353,097         206,801
                                                               ------------    ------------   ------------    ------------
Contract owners' equity end of period ......................        276,452         291,488          77,779         353,097
                                                               ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................         27,273          39,671          30,681          26,033
                                                               ------------    ------------   ------------    ------------
  Units purchased ..........................................         31,128          30,301           7,021          39,448
  Units redeemed ...........................................        (37,825)        (42,699)        (32,238)        (34,800)
                                                               ------------    ------------   ------------    ------------
  Ending units .............................................         20,576          27,273           5,464          30,681
                                                               ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    VKEmMkt                       VKMidCapG
                                                          ----------------------------    ----------------------------
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ........................   $     13,168          (1,597)           (560)           (212)
  Realized gain (loss) on investments .................         37,699          81,133          24,759           7,699
  Change in unrealized gain (loss) on
   investments ........................................        (47,889)         55,823          82,106          29,885
  Reinvested capital gains ............................          6,366               -               -               -
                                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .................          9,344         135,359         106,305          37,372
                                                          ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ....................................         64,734          67,787               -              80
  Transfers between funds .............................       (303,682)        (77,379)        963,004        (358,906)
  Surrenders (note 6) .................................        (19,526)        (27,843)              -          (1,644)
  Death benefits (note 4) .............................              -               -               -               -
  Net policy repayments (loans) (note 5) ..............             48               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) .......         (5,880)        (16,259)         (3,334)         (2,141)
  Adjustments to maintain reserves ....................             25              (5)             10             (18)
                                                          ------------    ------------    ------------    ------------
      Net equity transactions .........................       (264,281)        (53,699)        959,680        (362,629)
                                                          ------------    ------------    ------------    ------------
Net change in contract owners' equity .................       (254,937)         81,660       1,065,985        (325,257)
Contract owners' equity beginning of period ...........        384,441         302,781         107,046         432,303
                                                          ------------    ------------    ------------    ------------
Contract owners' equity end of period .................   $    129,504         384,441       1,173,031         107,046
                                                          ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .....................................         25,946          26,187          18,022         103,307
                                                          ------------    ------------    ------------    ------------
  Units purchased .....................................          4,781          25,451         153,759          11,847
  Units redeemed ......................................        (22,767)        (25,692)         (8,961)        (97,132)
                                                          ------------    ------------    ------------    ------------
  Ending units ........................................          7,960          25,946         162,820          18,022
                                                          ============    ============    ============    ============

                                                                   VKUSRealEst
                                                          ----------------------------
                                                              2004            2003
                                                          ------------    ------------
Investment activity:
  Net investment income (loss) ........................         35,680          (5,718)
  Realized gain (loss) on investments .................        578,447         (50,963)
  Change in unrealized gain (loss) on
   investments ........................................        231,709         666,018
  Reinvested capital gains ............................         49,642               -
                                                          ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .................        895,478         609,337
                                                          ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ....................................        244,554         231,170
  Transfers between funds .............................       (134,892)        107,044
  Surrenders (note 6) .................................       (521,232)       (314,508)
  Death benefits (note 4) .............................              -            (779)
  Net policy repayments (loans) (note 5) ..............              -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) .......        (74,692)        (62,681)
  Adjustments to maintain reserves ....................             70             (44)
                                                          ------------    ------------
      Net equity transactions .........................       (486,192)        (39,798)
                                                          ------------    ------------
Net change in contract owners' equity .................        409,286         569,539
Contract owners' equity beginning of period ...........      2,671,768       2,102,229
                                                          ------------    ------------
Contract owners' equity end of period .................      3,081,054       2,671,768
                                                          ============    ============
CHANGES IN UNITS:
  Beginning units .....................................        172,021         180,996
                                                          ------------    ------------
  Units purchased .....................................         30,596         120,602
  Units redeemed ......................................        (56,585)       (129,577)
                                                          ------------    ------------
  Ending units ........................................        146,032         172,021
                                                          ============    ============

See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(1) Background and Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of Gartmore GVIT Small Cap Growth Fund - Class I for which the Account was credited with 100,000 units of Gartmore GVIT Small Cap Growth Fund - Class I. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

        The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

    (b) The Contracts

        Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

        Contract owners may invest in the following:

            Funds of the AIM Variable Insurance Fund (AIM VIF);
              AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
              AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)*
              AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
            Portfolios of Alliance Bernstein;
              Alliance Bernstein Growth and Income Fund - Class A (AlGrIncA)*
            Portfolios of Alliance Variable Product Series Funds, Inc. (Alliance VPSF);
              Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlVPGrIncA)
            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century VP - Balanced Fund - Class I (ACVPBal)
              American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
              American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
              American Century VP - International Fund - Class I (ACVPInt)
              American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
              American Century VP - Value Fund - Class I (ACVPVal)
            Portfolios of Baron Capital Asset Trust Insurance Series;
              Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)
            Portfolio of the Calvert Variable Series (Calvert VS);
              Calvert VS - Social Equity Portfolio (CVSSoEq)*
            Portfolios of the Credit Suisse Trust;
              Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
              Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
              Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
              Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
            Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
              Dreyfus IP - Mid Cap Stock Portfolio - Service Shares (DryMidCapStS)*
              Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
            Funds of Dreyfus Inc.;
              Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
              Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
              Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
              Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
            Portfolios of Federated Insurance Series (Federated IS);
              Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP);
              Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)*
              Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
              Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
              Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
              Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
              Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
              Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
              Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP II);
              Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
              Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
              Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP III);
              Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)*
              Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
              Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
            Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
              Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
            Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
            (Gartmore is an affiliate of the Company);
              Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
              Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
              Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
              Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
              Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
              Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
              Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
              Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)*
              Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
              Gartmore GVIT Growth Fund - Class I (GVITGrowth)
              Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)*
              Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
              Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
              Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)*
              Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)*
              Gartmore GVIT International Growth Fund - Class I (GVITIntGro)*
              Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
              Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
              Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
              Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)
              Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
              Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)*
              Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
              Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
              Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
              Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
              Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
              Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

            Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs VIT);
              Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
            Portfolios of the Janus Aspen Series (Janus AS);
              Janus AS - Balanced Portfolio - Service Shares (JanBal)
              Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
              Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
              Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
            Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
              Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)*
              Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
              Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
              Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
              Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)*
              Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
              Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
            Portfolios of One Group/(R)/ Investment Trust (One Group/(R)/ IT);
              One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
              One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)*
            Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
              Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
              Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
              Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
              Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
              Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)
              Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
            Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
              PIMCO VIT - All Asset Portfolio - Administrative Shares (PVITAllAsset)*
              PIMCO VIT - Low Duration Portfolio - Administrative Shares (PIMLowDur)
              PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
              PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
            Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);
              Pioneer High Yield VCT Portfolio - Class I Shares (PVCTHiYield)
            Portfolios of Royce Capital Funds;
              Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
            Strong Funds, Inc.;
              Strong Opportunity Fund II, Inc. (StOpp2)
            Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
              Strong VIF - Strong Discovery Fund II (StDisc2)
            Portfolios of T. Rowe Price Funds, Inc.;
              T. Rowe Price Equity Income Fund, Inc. (TRPEqInc)*
              T. Rowe Price Equity Income Portfolio II (TRowEqInc2)
              T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
              T. Rowe Price Mid Cap Growth Fund (TRPMidCapGr)*
              T. Rowe Price New America Growth Portfolio (TRowNewAmG)*
            Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
              Van Eck WIT - Worldwide Bond Fund (VEWrldBd)*
              Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
              Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
            Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
              Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
              Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
              Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)

        At December 31, 2004, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

        The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

    (a) Deductions from Premium

        The Company deducts a charge not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) on all premiums received to cover the payment of premium taxes and some sale expenses. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

    (b) Cost of Insurance

        A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

                                                                     (Continued)

 NATIONWIDE VL SEPARATE ACCOUNT- C (NOTES TO FINANCIAL STATEMENTS, Continued)

    (c) Administrative Charges

        The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

    For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy's cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through the daily unit value calculation.

    The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

    Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) Policy Loans (Net of Repayments)

    Contract provisions allow contract owners to borrow 90% of a policy's non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

    Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

    Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

    For the periods ended December 31, 2004 and 2003, total transfers into the Account from the fixed account were $1,384,477 and $1,176,997, respectively, and total transfers from the Account to the fixed account were $204 and $17,578,681, respectively.

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2004.

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
Initial Funding by Depositor (see note 1a)
  Gartmore GVIT Small Cap Growth Fund - Class I
        2000                   0.00%      100,000   $ 17.186295   $   1,718,630        0.00%      -16.17%
The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
  Reduced Fee Tier - (0.10%)
     American Century VP - Income & Growth Fund - Class I
        2004 ..............    0.10%      411,278     11.064552       4,550,607        1.42%       12.88%
        2003 ..............    0.10%      416,830      9.802103       4,085,811        1.33%       29.22%
        2002 ..............    0.10%      423,478      7.585400       3,212,250        0.92%      -19.45%
        2001 ..............    0.10%      249,128      9.417116       2,346,067        0.80%       -8.44%
        2000 ..............    0.10%      229,332     10.285709       2,358,842        0.52%      -10.70%
     American Century VP - International Fund - Class I
        2004 ..............    0.10%       97,792     10.681395       1,044,555        0.49%       14.81%
        2003 ..............    0.10%       99,202      9.303615         922,937        0.75%       24.39%
        2002 ..............    0.10%      100,938      7.479659         754,982        0.85%      -20.45%
        2001 ..............    0.10%       91,670      9.402604         861,937        0.08%      -29.24%
        2000 ..............    0.10%       79,522     13.288939       1,056,763        0.08%      -16.91%
     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 ..............    0.10%      649,438      9.989249       6,487,398        1.79%       10.53%
        2003 ..............    0.10%      659,883      9.037627       5,963,776        1.53%       28.23%
        2002 ..............    0.10%      658,445      7.047709       4,640,529        1.31%      -22.44%
        2001 ..............    0.10%      322,825      9.086757       2,933,432        1.15%      -12.27%
        2000 ..............    0.10%      415,946     10.357445       4,308,138        1.01%       -9.37%
     Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
        2004 ..............    0.10%       19,522     12.792683         249,739        1.66%       11.27%
        2003 ..............    0.10%       19,757     11.496883         227,144        1.24%       30.09%
        2002 ..............    0.10%       20,224      8.837687         178,733        1.64%      -17.08%
     Fidelity/(R)/ VIP - Growth Portfolio - Service Class
        2004 ..............    0.10%    1,004,222      8.745297       8,782,220        0.16%        3.16%
        2003 ..............    0.10%    1,019,800      8.477377       8,645,229        0.20%       32.65%
        2002 ..............    0.10%    1,034,993      6.390869       6,614,505        0.13%      -30.27%
        2001 ..............    0.10%      769,450      9.164946       7,051,968        0.00%      -17.81%
        2000 ..............    0.10%      677,472     11.150661       7,554,261        0.06%      -11.16%
     Gartmore GVIT Government Bond Fund - Class I
        2004 ..............    0.10%      213,496     13.886189       2,964,646        5.44%        3.16%
        2003 ..............    0.10%      216,645     13.460973       2,916,252        2.97%        1.90%
        2002 ..............    0.10%      219,638     13.210181       2,901,458        4.39%       10.87%
        2001 ..............    0.10%      701,232     11.914756       8,355,008        5.64%        7.15%
        2000 ..............    0.10%      418,843     11.120055       4,657,557        6.46%       12.43%
     Gartmore GVIT Money Market Fund - Class I
        2004 ..............    0.10%    1,161,966     11.623489      13,506,099        0.76%        0.71%
        2003 ..............    0.10%    1,177,112     11.541477      13,585,611        0.62%        0.52%
        2002 ..............    0.10%    1,201,994     11.481201      13,800,335        1.67%        1.11%
        2001 ..............    0.10%      650,549     11.355131       7,387,069        3.90%        3.50%
        2000 ..............    0.10%      385,575     10.971228       4,230,231        6.02%        5.92%
     Gartmore GVIT Money Market Fund: Class V
        2004 ..............    0.10%      197,354     10.160839       2,005,282        0.88%        0.79%
        2003 ..............    0.10%      199,733     10.081195       2,013,547        0.71%        0.61%
        2002 ..............    0.10%      204,291     10.020530       2,047,104        0.29%        0.21% 10/21/02
     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2004 ..............    0.10%        6,132     14.262059          87,455        5.20%        6.43%
        2003 ..............    0.10%        6,204     13.400762          83,138        5.42%       12.00%
        2002 ..............    0.10%        6,306     11.964522          75,448        5.16%        7.10%
        2001 ..............    0.10%        6,853     11.171361          76,557        3.64%        4.08%
        2000 ..............    0.10%        8,206     10.733031          88,075        9.71%        5.55%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Janus AS - International Growth Portfolio - Service Shares
        2002 ..............    0.10%       19,156   $  4.689573   $       89,833       0.65%      -25.83%
        2001 ..............    0.10%       19,353      6.322889          122,367       0.69%      -23.51%
        2000 ..............    0.10%       19,437      8.265856          160,663       5.07%      -17.34% 01/27/00
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2004 ..............    0.10%       84,814     12.192566        1,034,100       0.13%       15.70%
        2003 ..............    0.10%       86,143     10.538218          907,794       0.83%       31.63%
        2002 ..............    0.10%       87,360      8.005967          699,401       0.68%      -26.52%
        2001 ..............    0.10%       85,302     10.895640          929,420       0.33%       -1.61%
        2000 ..............    0.10%       42,555     11.073505          471,233       0.76%        1.03%
     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2004 ..............    0.10%      290,464     10.949589        3,180,461       0.00%       19.66%
        2003 ..............    0.10%      294,600      9.150815        2,695,830       0.00%       25.46%
        2002 ..............    0.10%      299,938      7.293537        2,187,609       0.63%      -27.86%
        2001 ..............    0.10%      316,324     10.110661        3,198,245       1.18%      -31.34%
        2000 ..............    0.10%      129,500     14.724854        1,906,869       0.00%      -11.33%
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2004 ..............    0.10%      267,980     11.760631        3,151,614       0.29%        6.83%
        2003 ..............    0.10%      272,222     11.008811        2,996,841       0.40%       30.81%
        2002 ..............    0.10%      276,368      8.415727        2,325,838       0.60%      -26.93%
        2001 ..............    0.10%      228,318     11.517595        2,629,674       0.62%      -12.66%
        2000 ..............    0.10%      146,936     13.187632        1,937,738       0.09%       -0.33%
  The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
    Reduced Fee Tier - (0.20%)
     Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
        2004 ..............    0.20%       47,746     14.735953          703,583       0.93%       11.24%
     American Century VP - International Fund - Class I
        2004 ..............    0.20%      238,398      8.870661        2,114,748       0.49%       14.69%
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2004 ..............    0.20%      165,324     12.820499        2,119,536       0.79%       21.64%
     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 ..............    0.20%      871,294     10.206598        8,892,948       1.79%       10.42%
        2003 ..............    0.20%      485,834      9.243500        4,490,807       1.53%       28.11%
        2002 ..............    0.20%      495,647      7.215457        3,576,320       1.31%      -22.52%
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2004 ..............    0.20%       35,860      9.936435          356,321       1.46%        4.84%
     Dreyfus VIF - International Value Portfolio - Initial Shares
        2004 ..............    0.20%        3,798     15.377151           58,402       0.97%       19.78%
     Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
        2004 ..............    0.20%      116,278     11.579043        1,346,388       1.66%       11.16%
     Fidelity/(R)/ VIP - Growth Portfolio - Service Class
        2004 ..............    0.20%        3,528      8.629025           30,443       0.16%        3.06%
     Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
        2004 ..............    0.20%       19,072     10.840230          206,745       1.10%       13.26%
     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
        2004 ..............    0.20%      101,744     14.797053        1,505,511       0.77%       18.29%
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2004 ..............    0.20%      114,906     13.473852        1,548,226       0.84%       15.50%
     Gartmore GVIT Government Bond Fund - Class I
        2004 ..............    0.20%      123,652     12.144574        1,501,701       5.44%        3.06%
     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2004 ..............    0.20%      407,572     10.988290        4,478,519       2.29%        8.27%
     Gartmore GVIT Money Market Fund - Class I
        2003 ..............    0.20%    1,237,228     10.399136       12,866,102       0.62%        0.42%
     Gartmore GVIT Nationwide/(R)/ Fund: Class I
        2004 ..............    0.20%       85,042     10.818197          920,001       1.21%        9.53%
     Gartmore GVIT Small Company Fund - Class I
        2004 ..............    0.20%      120,128     13.615456        1,635,597       0.00%       18.78%
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2004 ..............    0.20%       18,614     10.936423          203,571       0.13%       15.58%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2004 ..............    0.20%       15,354   $  8.669461   $      133,111       0.00%       19.54%
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2004 ..............    0.20%      284,034      9.289705        2,638,592       0.29%        6.72%
     PIMCO VIT - Total Return Portfolio - Administrative Shares
        2004 ..............    0.20%    1,073,616     11.339186       12,173,932       1.88%        4.67%
     Royce Capital Fund - Royce Micro-Cap Portfolio
        2004 ..............    0.20%       98,604     17.101898        1,686,316       0.00%       13.62%
     Strong Opportunity Fund II, Inc.
        2004 ..............    0.20%      332,596     11.168856        3,714,717       0.00%       17.98%
     T. Rowe Price Equity Income Portfolio II
        2004 ..............    0.20%      104,780     14.465784        1,515,725       1.43%       14.39%
     T. Rowe Price Mid Cap Growth Fund II
        2004 ..............    0.20%      224,428     16.643864        3,735,349       0.00%       17.82%
The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
  Reduced Fee Tier - (0.25%)
     AIM VIF - Basic Value Fund - Series I Shares
        2004 ..............    0.25%          312     14.537319            4,536       0.00%       10.79%
        2003 ..............    0.25%          237     13.121262            3,110       0.07%       33.29%
     Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
        2004 ..............    0.25%       18,980     14.718823          279,363       0.93%       11.18%
        2003 ..............    0.25%      268,363     13.238290        3,552,667       0.00%       32.17%
        2002 ..............    0.25%          189     10.015954            1,893       0.00%        0.16% 09/03/02
     American Century VP - Balanced Fund - Class I
        2004 ..............    0.25%       37,018     11.517200          426,344       1.14%        9.50%
        2003 ..............    0.25%       33,960     10.517618          357,178       2.44%       19.16%
        2002 ..............    0.25%       19,978      8.826373          176,333       4.06%       -9.78%
     American Century VP - Capital Appreciation Fund - Class I
        2004 ..............    0.25%      103,872     11.714626        1,216,822       0.00%        7.32%
        2003 ..............    0.25%       48,415     10.916046          528,500       0.00%       20.17%
        2002 ..............    0.25%       25,544      9.083587          232,031       0.00%      -21.40%
     American Century VP - Income & Growth Fund - Class I
        2004 ..............    0.25%      420,484     12.236925        5,145,431       1.42%       12.71%
        2003 ..............    0.25%      441,398     10.856971        4,792,245       1.33%       29.03%
        2002 ..............    0.25%      164,402      8.414316        1,383,330       0.92%      -19.57%
     American Century VP - International Fund - Class I
        2004 ..............    0.25%      364,388     10.606131        3,864,747       0.49%       14.64%
        2003 ..............    0.25%      287,903      9.251932        2,663,659       0.75%       24.20%
        2002 ..............    0.25%      448,747      7.449257        3,342,832       0.85%      -20.57%
        2001 ..............    0.25%       99,643      9.378457          934,498       0.08%      -29.35%
     American Century VP - Ultra/(R)/ Fund - Class I
        2004 ..............    0.25%        1,144     11.037791           12,627       0.00%       10.40%
        2003 ..............    0.25%          921      9.998079            9,208       0.00%       24.59%
     American Century VP - Value Fund - Class I
        2004 ..............    0.25%      310,922     15.739280        4,893,688       1.05%       14.05%
        2003 ..............    0.25%      326,659     13.800619        4,508,096       1.15%       28.64%
        2002 ..............    0.25%      543,488     10.728386        5,830,749       0.89%      -12.84%
        2001 ..............    0.25%       61,779     12.308603          760,413       2.06%       12.54%
     Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
        2004 ..............    0.25%       23,960     15.763932          377,704       0.00%       25.33%
        2003 ..............    0.25%        5,295     12.578424           66,603       0.00%       29.69%
     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2004 ..............    0.25%       23,348      9.698794          226,447       0.00%       17.69%
        2003 ..............    0.25%       36,710      8.240624          302,513       0.00%       47.29%
        2002 ..............    0.25%       28,304      5.594896          158,358       0.00%      -34.32%
     Credit Suisse Trust - International Focus Portfolio
        2004 ..............    0.25%        3,020      9.481681           28,635       0.65%       14.46%
        2003 ..............    0.25%       10,498      8.284148           86,967       0.26%       32.76%
        2002 ..............    0.25%        6,627      6.240010           41,353       0.00%      -20.10%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Credit Suisse Trust - Large Cap Value Portfolio
        2004 ..............    0.25%       11,184   $ 12.272183   $      137,252       0.58%       11.07%
        2003 ..............    0.25%       14,955     11.049535          165,246       0.68%       24.85%
        2002 ..............    0.25%       20,320      8.850153          179,835       1.58%      -23.29%
     Credit Suisse Trust - Small Cap Growth Portfolio
        2004 ..............    0.25%      119,238      9.766503        1,164,538       0.00%       10.59%
        2003 ..............    0.25%      194,729      8.831040        1,719,660       0.00%       48.18%
        2002 ..............    0.25%       60,738      5.959804          361,987       0.00%      -33.86%
     Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
        2003 ..............    0.25%       34,437     13.102225          451,201       2.38%       31.39%
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2004 ..............    0.25%        3,590     12.803427           45,964       0.79%       21.58%
     Dreyfus Socially Responsible Growth Fund, Inc., The
        2004 ..............    0.25%       19,508      9.364044          182,674       0.38%        5.95%
        2003 ..............    0.25%       38,530      8.838565          340,550       0.11%       25.69%
        2002 ..............    0.25%       31,863      7.032114          224,064       0.20%      -29.12%
     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 ..............    0.25%    2,256,426     11.523227       26,001,309       1.79%       10.36%
        2003 ..............    0.25%    2,068,013     10.441111       21,592,353       1.53%       28.04%
        2002 ..............    0.25%    1,232,421      8.154376       10,049,624       1.31%      -22.56%
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2004 ..............    0.25%      117,040     11.574140        1,354,637       1.46%        4.78%
        2003 ..............    0.25%      224,737     11.045756        2,482,390       0.76%       20.87%
        2002 ..............    0.25%      439,969      9.138785        4,020,782       0.68%      -16.92%
        2001 ..............    0.25%       81,810     11.000259          899,931       1.41%       -9.54%
     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2004 ..............    0.25%       58,084      9.670082          561,677       1.28%        7.20%
        2003 ..............    0.25%       80,448      9.020649          725,693       0.90%       26.25%
        2002 ..............    0.25%       33,735      7.144829          241,031       0.79%      -25.51%
     Dreyfus VIF - International Value Portfolio - Initial Shares
        2004 ..............    0.25%       27,262     15.359280          418,725       0.97%       19.72%
        2003 ..............    0.25%       20,411     12.829044          261,854       1.91%       36.02%
     Federated IS - Quality Bond Fund II - Primary Shares
        2004 ..............    0.25%      123,254     13.758938        1,695,844       4.32%        3.36%
        2003 ..............    0.25%      219,801     13.311504        2,925,882       3.73%        4.38%
        2002 ..............    0.25%       80,161     12.752372        1,022,243       3.08%        9.03%
     Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
        2003 ..............    0.25%       24,845     10.332655          256,715       1.09%       30.00%
        2002 ..............    0.25%       12,039      7.947917           95,685       1.59%      -17.15%
     Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
        2004 ..............    0.25%      216,278     12.845734        2,778,250       1.66%       11.10%
        2003 ..............    0.25%      225,660     11.561882        2,609,054       1.24%       29.89%
        2002 ..............    0.25%      128,998      8.900967        1,148,207       1.64%      -17.20%
     Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
        2004 ..............    0.25%       69,542      8.163013          567,672       0.26%        3.12%
        2003 ..............    0.25%      583,926      7.916010        4,622,364       0.27%       32.52%
        2002 ..............    0.25%      657,216      5.973595        3,925,942       0.27%      -30.28%
     Fidelity/(R)/ VIP - Growth Portfolio - Service Class
        2004 ..............    0.25%      747,488     11.422418        8,538,120       0.16%        3.01%
        2003 ..............    0.25%      744,778     11.089106        8,258,922       0.20%       32.45%
        2002 ..............    0.25%      105,881      8.372313          886,469       0.13%      -30.37%
     Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
        2004 ..............    0.25%       10,864     12.623850          137,146       9.22%        9.32%
        2003 ..............    0.25%      218,094     11.547696        2,518,483       5.94%       26.95%
        2002 ..............    0.25%      157,634      9.096470        1,433,913      11.84%        3.19%
        2001 ..............    0.25%       17,011      8.815683          149,964       0.00%      -11.84% 01/02/01
     Fidelity/(R)/ VIP - High Income Portfolio - Service Class
        2004 ..............    0.25%      208,098      9.421875        1,960,673       9.51%        9.19%
        2003 ..............    0.25%      225,045      8.628552        1,941,812       8.69%       26.65%
        2002 ..............    0.25%      202,059      6.812756        1,376,579       8.16%        3.36%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
        2004 ..............    0.25%       55,434   $ 10.182861   $      564,477      1.12%        13.35%
        2003 ..............    0.25%      180,429      8.983417        1,620,869      0.53%        43.01%
        2002 ..............    0.25%       61,653      6.281639          387,282      1.22%       -20.48%
     Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
        2004 ..............    0.25%      267,844     11.006499        2,948,025      1.10%        13.20%
        2003 ..............    0.25%      231,142      9.722686        2,247,321      0.85%        42.85%
        2002 ..............    0.25%      180,948      6.806371        1,231,599      0.80%       -20.54%
     Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
        2004 ..............    0.25%      856,436     10.969116        9,394,346      1.56%         5.21%
        2003 ..............    0.25%      331,284     10.426372        3,454,090      3.44%        17.68%
        2002 ..............    0.25%      264,838      8.859897        2,346,437      6.02%        -8.96%
     Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
        2004 ..............    0.25%       30,156     12.070285          363,992      0.32%        15.19%
        2003 ..............    0.25%       51,152     10.478748          536,009      0.34%        28.14%
        2002 ..............    0.25%       29,791      8.177385          243,612      1.05%        -9.58%
     Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
        2004 ..............    0.25%      257,976     15.216289        3,925,437      0.36%        15.05%
        2003 ..............    0.25%      549,404     13.225654        7,266,227      0.35%        28.03%
        2002 ..............    0.25%      197,400     10.329955        2,039,133      0.78%        -9.65%
     Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
        2003 ..............    0.25%       94,088      8.944397          841,560      0.88%        29.55%
        2002 ..............    0.25%      123,821      6.904305          854,898      1.09%       -22.04%
     Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
        2004 ..............    0.25%      178,546      8.875680        1,584,717      0.37%         6.79%
        2003 ..............    0.25%      109,290      8.311178          908,329      0.68%        29.34%
        2002 ..............    0.25%       47,312      6.425970          304,025      0.59%       -22.11%
     Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
        2004 ..............    0.25%       15,102     13.416717          202,619      0.00%        13.70%
     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
        2004 ..............    0.25%       93,558     14.779865        1,382,775      0.77%        18.23%
        2003 ..............    0.25%       42,677     12.500683          533,492      1.42%        31.88%
     Gartmore GVIT Comstock Value Fund - Class I
        2004 ..............    0.25%        6,650     11.222233           74,628      1.34%        17.21%
        2003 ..............    0.25%        5,386      9.574848           51,570      1.37%        31.11%
        2002 ..............    0.25%          795      7.303175            5,806      1.49%       -25.33%
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2004 ..............    0.25%       95,542     17.575168        1,679,167      0.84%        15.44%
        2003 ..............    0.25%       40,399     15.224120          615,039      0.48%        34.31%
        2002 ..............    0.25%       28,162     11.334653          319,206      0.40%       -15.51%
     Gartmore GVIT Emerging Markets Fund - Class I
        2004 ..............    0.25%        6,104     13.826171           84,395      0.51%        20.44%
        2003 ..............    0.25%          187     11.479519            2,147      0.00%        64.85%
     Gartmore GVIT Federated High Income Bond Fund - Class I
        2004 ..............    0.25%       69,416     13.583306          942,899      6.72%         9.82%
        2003 ..............    0.25%      118,799     12.368539        1,469,370      7.88%        21.97%
        2002 ..............    0.25%       32,758     10.140967          332,198      6.71%         2.97%
     Gartmore GVIT Global Financial Services Fund - Class I
        2004 ..............    0.25%          388     14.729262            5,715      1.89%        20.69%
        2003 ..............    0.25%           44     12.204124              537      5.11%        41.10%
     Gartmore GVIT Global Health Sciences Fund - Class I
        2004 ..............    0.25%          234     12.214711            2,858      0.00%         7.59%
     Gartmore GVIT Global Technology and Communications Fund - Class I
        2004 ..............    0.25%        8,328      3.159750           26,314      0.00%         4.05%
        2003 ..............    0.25%        5,272      3.036698           16,009      0.00%        54.84%
        2002 ..............    0.25%       75,752      1.961141          148,560      0.00%       -42.92%
     Gartmore GVIT Government Bond Fund - Class I
        2004 ..............    0.25%      739,432     14.489288       10,713,843      5.44%         3.00%
        2003 ..............    0.25%    1,071,165     14.066694       15,067,750      2.97%         1.75%
        2002 ..............    0.25%    2,395,247     13.825336       33,115,095      4.39%        10.71%
        2001 ..............    0.25%      109,436     12.488292        1,366,669      5.64%         6.99%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Gartmore GVIT Growth Fund - Class I
        2004 ..............    0.25%       28,898   $  6.217435   $      179,671      0.11%         7.89%
        2003 ..............    0.25%      140,404      5.762938          809,140      0.02%        32.41%
        2002 ..............    0.25%      118,799      4.352418          517,063      0.00%       -28.90%
     Gartmore GVIT ID Aggressive Fund - Class II
        2003 ..............    0.25%          158     10.933839            1,728      1.49%        31.54%
     Gartmore GVIT ID Conservative Fund - Class II
        2004 ..............    0.25%       28,254     11.266714          318,330      2.32%         4.39%
        2003 ..............    0.25%       28,851     10.792806          311,383      3.07%         7.64%
     Gartmore GVIT ID Moderate Fund - Class II
        2004 ..............    0.25%       86,964     11.931529        1,037,613      4.67%         9.26%
        2003 ..............    0.25%          157     10.920096            1,714      2.03%        19.75%
     Gartmore GVIT ID Moderately Aggressive Fund - Class II
        2003 ..............    0.25%          157     10.949354            1,719      1.63%        26.33%
     Gartmore GVIT ID Moderately Conservative Fund - Class II
        2003 ..............    0.25%          156     10.910488            1,702      2.43%        13.41%
     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2004 ..............    0.25%      332,060     10.765587        3,574,821      2.29%         8.22%
        2003 ..............    0.25%      302,735      9.947843        3,011,560      2.19%        18.12%
        2002 ..............    0.25%       86,784      8.421910          730,887      1.80%       -12.53%
     Gartmore GVIT Mid Cap Growth Fund - Class I
        2004 ..............    0.25%       75,540     11.508706          869,368      0.00%        15.05%
        2003 ..............    0.25%       71,540     10.003212          715,630      0.00%        39.79%
        2002 ..............    0.25%       46,799      7.156130          334,900      0.00%       -37.17%
     Gartmore GVIT Money Market Fund - Class I
        2004 ..............    0.25%      843,680     12.033310       10,152,263      0.76%         0.56%
        2003 ..............    0.25%      694,925     11.966375        8,315,733      0.62%         0.37%
        2002 ..............    0.25%      194,096     11.921779        2,313,970      1.67%         0.96%
     Gartmore GVIT Money Market Fund: Class V
        2004 ..............    0.25%    4,352,894     10.127388       44,083,446      0.88%         0.64%
        2003 ..............    0.25%    5,055,493     10.063117       50,874,018      0.71%         0.45%
        2002 ..............    0.25%    3,005,382     10.017601       30,106,718      0.29%         0.18% 10/21/02
     Gartmore GVIT Nationwide/(R)/ Fund: Class I
        2004 ..............    0.25%       88,244     10.679350          942,389      1.21%         9.48%
        2003 ..............    0.25%       99,546      9.754873          971,059      0.58%        27.19%
        2002 ..............    0.25%       89,572      7.669285          686,953      0.75%       -17.56%
     Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
        2003 ..............    0.25%       60,484      9.391261          568,021      0.04%        38.46%
        2002 ..............    0.25%       44,591      6.782590          302,442      0.03%       -25.55%
     Gartmore GVIT Small Cap Growth Fund - Class I
        2004 ..............    0.25%      273,266     15.348222        4,194,147      0.00%        13.13%
        2003 ..............    0.25%      235,314     13.566592        3,192,409      0.00%        33.93%
        2002 ..............    0.25%      198,097     10.129586        2,006,641      0.00%       -33.45%
     Gartmore GVIT Small Cap Value Fund - Class I
        2004 ..............    0.25%      287,112     20.677651        5,936,802      0.00%        17.01%
        2003 ..............    0.25%      206,506     17.672379        3,649,452      0.00%        56.46%
        2002 ..............    0.25%      300,189     11.294975        3,390,627      0.01%       -27.34%
        2001 ..............    0.25%       65,785     15.545961        1,022,691      0.04%        27.96%
     Gartmore GVIT Small Company Fund - Class I
        2004 ..............    0.25%      365,202     18.131930        6,621,817      0.00%        18.73%
        2003 ..............    0.25%      323,465     15.272205        4,940,024      0.00%        40.66%
        2002 ..............    0.25%      357,379     10.857469        3,880,231      0.00%       -17.54%
        2001 ..............    0.25%       31,468     13.166162          414,313      0.15%        -6.94%
     Gartmore GVIT Turner Growth Focus Fund - Class I
        2003 ..............    0.25%          161      3.309832              533      0.00%        50.59%
     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2004 ..............    0.25%          404     13.974657            5,646      0.00%        12.13%
        2003 ..............    0.25%           85     12.463103            1,059      0.00%        51.76%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2004 ..............    0.25%       157,438  $ 14.103672   $    2,220,454      5.20%       6.27%
        2003 ..............    0.25%       163,122    13.271836        2,164,928      5.42%      11.84%
        2002 ..............    0.25%       30,699     11.867197          364,311      5.16%       6.94%
     Gartmore GVIT Worldwide Leaders Fund - Class I
        2004 ..............    0.25%        9,180     10.511783           96,498      0.00%      15.38%
        2003 ..............    0.25%        4,702      9.110845           42,839      0.00%      35.72%
        2002 ..............    0.25%        3,114      6.713015           20,904      1.98%     -25.58%
     Goldman Sachs VIT - Mid Cap Value Fund
        2004 ..............    0.25%      165,892     15.891856        2,636,332      0.58%      25.57%
        2003 ..............    0.25%       16,236     12.655709          205,478      1.17%      28.07%
     Janus AS - Balanced Portfolio - Service Shares
        2004 ..............    0.25%       93,022     12.301545        1,144,314      2.23%       8.02%
        2003 ..............    0.25%       94,676     11.387925        1,078,163      2.00%      13.44%
        2002 ..............    0.25%       40,005     10.038914          401,607      2.14%       0.39% 09/03/02
     Janus AS - Capital Appreciation Portfolio - Service Shares
        2004 ..............    0.25%       34,622      7.583386          262,552      0.01%      17.67%
        2003 ..............    0.25%      193,417      6.444456        1,246,467      0.21%      19.93%
        2002 ..............    0.25%      240,176      5.373376        1,290,556      0.32%     -16.14%
     Janus AS - Global Technology Portfolio - Service Shares
        2004 ..............    0.25%      197,930      3.546168          701,893      0.00%       0.32%
        2003 ..............    0.25%      236,572      3.535026          836,288      0.00%      46.11%
        2002 ..............    0.25%      197,466      2.419456          477,760      0.00%     -41.08%
     Janus AS - International Growth Portfolio - Service Shares
        2004 ..............    0.25%       85,384      7.417926          633,372      0.81%      18.39%
        2003 ..............    0.25%       56,008      6.265664          350,927      1.04%      34.20%
        2002 ..............    0.25%       42,104      4.668998          196,583      0.65%     -25.94%
     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
        2004 ..............    0.25%          162     14.009370            2,270      0.00%      11.60%
        2003 ..............    0.25%       14,408     12.553503          180,871      0.00%      24.75%
     Neuberger Berman AMT - Growth Portfolio
        2004 ..............    0.25%       46,276      7.971477          368,888      0.00%      16.31%
        2003 ..............    0.25%       96,290      6.853558          659,929      0.00%      31.07%
        2002 ..............    0.25%       40,557      5.228846          212,066      0.00%     -31.34%
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2004 ..............    0.25%       90,890     11.833049        1,075,506      0.13%      15.53%
        2003 ..............    0.25%       97,420     10.242831          997,857      0.83%      31.43%
        2002 ..............    0.25%       18,457      7.793221          143,839      0.68%     -26.63%
     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 ..............    0.25%          706     11.596366            8,187      3.97%       2.17%
        2002 ..............    0.25%       21,357     11.350244          242,407      9.00%       5.08%
     Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
        2004 ..............    0.25%      103,072     12.582197        1,296,872      0.00%      16.02%
        2003 ..............    0.25%      109,829     10.845085        1,191,105      0.00%      27.75%
        2002 ..............    0.25%       65,076      8.489245          552,446      0.00%     -29.52%
     Neuberger Berman AMT - Partners Portfolio
        2004 ..............    0.25%      139,126     11.794154        1,640,873      0.02%      18.68%
        2003 ..............    0.25%      548,969      9.937929        5,455,615      0.00%      34.75%
        2002 ..............    0.25%      316,104      7.375034        2,331,278      0.67%     -24.33%
        2001 ..............    0.25%       62,408      9.746550          608,263      0.66%      -3.07%
     One Group/(R)/ IT Mid Cap Growth Portfolio
        2004 ..............    0.25%       53,262     14.542707          774,574      0.00%      12.34%
     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2004 ..............    0.25%      429,564     11.621370        4,992,122      0.00%      19.48%
        2003 ..............    0.25%      320,894      9.726809        3,121,275      0.00%      25.28%
        2002 ..............    0.25%      149,104      7.764240        1,157,679      0.63%     -27.97%
     Oppenheimer Bond Fund/VA - Initial Class
        2004 ..............    0.25%      115,260     13.008289        1,499,335      4.96%       5.23%
        2003 ..............    0.25%       76,473     12.361877          945,350      5.96%       6.51%
        2002 ..............    0.25%       70,841     11.605998          822,181      6.25%       8.81%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                               Investment
                                      Expense                    Unit           Contract       Income        Total
                                       Rate*        Units     Fair Value     Owners' Equity    Ratio**      Return***
                                      --------     --------   -----------    --------------  ----------    ------------
Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2004 .............................     0.25%     400,854   $ 13.300944    $   5,331,737         0.29%           6.67%
   2003 .............................     0.25%     330,090     12.469347        4,116,007         0.40%          30.62%
   2002 .............................     0.25%     310,569      9.546535        2,964,858         0.60%         -27.04%
   2001 .............................     0.25%      49,259     13.084853          644,547         0.62%         -12.80%
Oppenheimer Global Securities Fund/VA - Initial Class
   2004 .............................     0.25%      66,624     11.073978          737,793         1.96%          18.87%
   2003 .............................     0.25%       4,381      9.316393           40,815         0.99%          42.66%
   2002 .............................     0.25%      26,889      6.530337          175,594         0.59%         -22.33%
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
   2004 .............................     0.25%      29,538      9.903052          292,516         0.93%           9.19%
   2003 .............................     0.25%      33,073      9.069907          299,969         0.75%          26.40%
   2002 .............................     0.25%      17,824      7.175431          127,895         0.69%         -19.00%
Oppenheimer Multiple Strategies Fund/VA - Initial Class
   2004 .............................     0.25%      93,010     12.566277        1,168,789         1.25%           9.83%
   2003 .............................     0.25%      62,221     11.441957          711,930         2.69%          24.65%
   2002 .............................     0.25%      29,567      9.179615          271,414         3.42%         -10.63%
PIMCO VIT - Low Duration Portfolio - Administrative Shares
   2004 .............................     0.25%     379,246     10.565271        4,006,837         1.06%           1.58%
   2003 .............................     0.25%   2,471,858     10.400435       25,708,398         1.31%           2.09%
   2002 .............................     0.25%     241,735     10.187617        2,462,704         0.17%           1.88% 09/03/02
PIMCO VIT - Real Return Portfolio - Administrative Shares
   2004 .............................     0.25%     103,544     12.223233        1,265,642         1.02%           8.62%
   2003 .............................     0.25%      34,984     11.253423          393,690         2.65%           8.58%
PIMCO VIT - Total Return Portfolio - Administrative Shares
   2004 .............................     0.25%     398,986     11.325918        4,518,883         1.88%           4.62%
   2003 .............................     0.25%      50,980     10.825824          551,901         2.81%           4.78%
Pioneer High Yield VCT Portfolio - Class I Shares
   2004 .............................     0.25%      12,464     14.794578          184,400         5.52%           7.79%
   2003 .............................     0.25%      38,913     13.725038          534,082         7.87%          32.45%
Royce Capital Fund - Royce Micro-Cap Portfolio
   2004 .............................     0.25%     156,340     17.082044        2,670,607         0.00%          13.56%
   2003 .............................     0.25%     174,290     15.042113        2,621,690         0.00%          48.79%
   2002 .............................     0.25%      31,864     10.109520          322,130         0.00%           1.10% 09/03/02
Strong Opportunity Fund II, Inc.
   2004 .............................     0.25%     191,888     11.142802        2,138,170         0.00%          17.93%
   2003 .............................     0.25%     200,633      9.449055        1,895,792         0.09%          36.66%
   2002 .............................     0.25%     449,933      6.914071        3,110,869         0.33%         -27.00%
   2001 .............................     0.25%      98,866      9.471507          936,410         0.66%          -3.94%
Strong VIF - Strong Discovery Fund II
   2004 .............................     0.25%      11,836     15.432167          182,655         0.00%          15.43%
   2003 .............................     0.25%      16,721     13.369301          223,548         0.00%          39.08%
   2002 .............................     0.25%       3,644      9.612684           35,029         0.00%         -12.24%
Strong VIF - Strong International Stock Fund II
   2002 .............................     0.25%         779      5.427838            4,228         3.98%         -26.73%
T.Rowe Price Equity Income Portfolio II
   2004 .............................     0.25%     190,758     14.448971        2,756,257         1.43%          14.33%
   2003 .............................     0.25%      60,983     12.637920          770,698         1.61%          24.86%
   2002 .............................     0.25%      15,768     10.121829          159,601         0.00%           1.22% 09/03/02
T.Rowe Price Mid Cap Growth Fund II
   2004 .............................     0.25%     151,418     16.624542        2,517,255         0.00%          17.76%
   2003 .............................     0.25%     163,581     14.117448        2,309,346         0.00%          37.75%
   2002 .............................     0.25%     146,130     10.248778        1,497,654         0.00%           2.49% 09/03/02
Van Eck WIT - Worldwide Bond Fund
   2003 .............................     0.25%       1,328     13.398966           17,794         1.41%          17.87%
   2002 .............................     0.25%       1,525     11.367774           17,336         0.00%          21.35%
Van Eck WIT - Worldwide Emerging Markets Fund
   2004 .............................     0.25%      20,576     13.435652          276,452         0.85%          25.58%
   2003 .............................     0.25%      23,844     10.699174          255,111         0.11%          53.80%
   2002 .............................     0.25%      18,192      6.956422          126,551         0.21%          -3.14%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      CONTRACT                                               INVESTMENT
                                       EXPENSE                   UNIT           CONTRACT       INCOME         TOTAL
                                        RATE*        UNITS    FAIR VALUE     OWNERS' EQUITY    RATIO**       RETURN***
                                      --------    ---------   -----------    --------------  ----------    ------------
Van Eck WIT - Worldwide Hard Assets Fund
  2004 ...........................        0.25%       5,464   $ 14.234866    $       77,779        1.04%          23.92%
  2003 ...........................        0.25%      30,097     11.510500           346,432        0.45%          44.72%
  2002 ...........................        0.25%      21,336      7.953846           169,703        0.71%          -3.08%
Van Kampen UIF - Emerging Markets Debt Portfolio
  2004 ...........................        0.25%       7,960     16.269408           129,504        7.05%           9.79%
  2003 ...........................        0.25%      25,519     14.819043           378,167        0.00%          27.55%
  2002 ...........................        0.25%       7,970     11.618658            92,601       11.04%           8.95%
Van Kampen UIF - Mid Cap Growth Portfolio
  2004 ...........................        0.25%     162,820      7.204463         1,173,031        0.00%          21.29%
  2003 ...........................        0.25%      18,020      5.939719           107,034        0.00%          41.41%
  2002 ...........................        0.25%       6,784      4.200344            28,495        0.00%         -31.33%
Van Kampen UIF - U.S. Real Estate Portfolio - Class A
  2004 ...........................        0.25%     145,214     21.093147         3,063,020        1.54%          36.05%
  2003 ...........................        0.25%     165,337     15.503467         2,563,297        0.00%          37.17%
  2002 ...........................        0.25%      77,541     11.302528           876,409        3.37%          -1.03%
The BEST of AMERICA America's FUTURE Life Series Fee Tier - (0.40%)
AIM VIF - Basic Value Fund - Series I Shares
  2004 ...........................        0.40%         162     14.486704             2,347        0.00%          10.63%
  2003 ...........................        0.40%          74     13.095200               969        0.07%          33.09%
Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
  2004 ...........................        0.40%         550     14.667608             8,067        0.93%          11.02%
  2003 ...........................        0.40%      12,315     13.212012           162,706        0.00%          31.97%
American Century VP - Balanced Fund - Class I
  2002 ...........................        0.40%       5,935      8.799999            52,228        4.06%          -9.92%
  2001 ...........................        0.40%      60,611      9.768970           592,107        4.81%          -2.31% 01/02/01
American Century VP - Capital Appreciation Fund - Class I
  2002 ...........................        0.40%      16,516      8.625662           142,461        0.00%         -21.52%
  2001 ...........................        0.40%      71,775     10.990234           788,824        0.00%         -22.88% 01/02/01
American Century VP - Income & Growth Fund - Class I
  2004 ...........................        0.40%       3,126     12.115153            37,872        1.42%          12.54%
  2003 ...........................        0.40%       8,878     10.765053            95,572        1.33%          28.84%
  2002 ...........................        0.40%     345,427      8.355578         2,886,242        0.92%         -19.69%
  2001 ...........................        0.40%     441,129     10.404509         4,589,731        0.80%          -8.72%
  2000 ...........................        0.40%     379,953     11.398555         4,330,915        0.52%         -10.97%
American Century VP - International Fund - Class I
  2004 ...........................        0.40%       5,644     10.500552            59,265        0.49%          14.47%
  2003 ...........................        0.40%     353,253      9.173579         3,240,594        0.75%          24.01%
  2002 ...........................        0.40%     870,283      7.397247         6,437,698        0.85%         -20.69%
  2001 ...........................        0.40%   2,019,244      9.326990        18,833,469        0.08%         -29.46%
  2000 ...........................        0.40%     624,317     13.221985         8,254,710        0.08%         -17.16%
American Century VP - Ultra/(R)/ Fund - Class I
  2004 ...........................        0.40%         360     10.993709             3,958        0.00%          10.23%
  2003 ...........................        0.40%         221      9.973091             2,204        0.00%          24.40%
American Century VP - Value Fund - Class I
  2003 ...........................        0.40%      10,857     13.683795           148,565        1.15%          28.44%
  2002 ...........................        0.40%     244,223     10.653510         2,601,832        0.89%         -12.97%
  2001 ...........................        0.40%     540,885     12.241061         6,621,006        2.06%          12.37%
  2000 ...........................        0.40%     101,219     10.893612         1,102,641        0.08%          17.67%
Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
  2004 ...........................        0.40%         378     15.709055             5,938        0.00%          25.14%
Calvert VS - Social Equity Portfolio
  2002 ...........................        0.40%     292,051     10.280692         3,002,486        0.00%           2.81% 09/03/02
Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2002 ...........................        0.40%      25,444      5.555805           141,362        0.00%         -34.42%
  2001 ...........................        0.40%      60,385      8.471776           511,568        0.00%         -28.92%
  2000 ...........................        0.40%      91,578     11.918959         1,091,514        0.00%         -19.26%
Credit Suisse Trust - International Focus Portfolio
  2002 ...........................        0.40%       6,909      6.196425            42,811        0.00%         -20.22%
  2001 ...........................        0.40%      23,360      7.767318           181,445        0.00%         -22.59%
  2000 ...........................        0.40%      30,020     10.033586           301,208        0.44%         -26.19%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                               Investment
                                      Expense                     Unit          Contract       Income            Total
                                       Rate*        Units     Fair Value     Owners' Equity    Ratio**          Return***
                                     ---------    ---------   -----------    --------------  ----------         ---------
Credit Suisse Trust - Large Cap Value Portfolio
   2003 ..........................        0.40%          44   $ 10.955988    $          482        0.68%          24.66%
   2002 ..........................        0.40%       5,870      8.788383            51,588        1.58%         -23.40%
   2001 ..........................        0.40%       9,126     11.473418           104,706        0.00%           0.54%
   2000 ..........................        0.40%      24,581     11.411760           280,512        0.77%           8.48%
Credit Suisse Trust - Small Cap Growth Portfolio
   2002 ..........................        0.40%      19,423      5.941951           115,411        0.00%         -33.96%
   2001 ..........................        0.40%     623,977      8.996921         5,613,872        0.00%         -10.03% 01/02/01
Dreyfus IP - European Equity Portfolio
   2001 ..........................        0.40%         368      9.025727             3,321        0.96%         -28.42%
   2000 ..........................        0.40%          66     12.608842               832        0.00%          -1.05%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
   2004 ..........................        0.40%         122     12.752292             1,556        0.79%          21.40%
   2003 ..........................        0.40%         879     10.504526             9,233        0.04%          37.23%
Dreyfus Socially Responsible Growth Fund, Inc., The
   2003 ..........................        0.40%         184      8.763701             1,613        0.11%          25.50%
   2002 ..........................        0.40%       9,331      6.983004            65,158        0.20%         -29.23%
   2001 ..........................        0.40%      49,368      9.867078           487,118        0.08%         -22.89%
   2000 ..........................        0.40%      23,442     12.795380           299,949        1.21%         -11.39%
Dreyfus Stock Index Fund, Inc.- Initial Shares
   2004 ..........................        0.40%      13,608     11.408542           155,247        1.79%          10.20%
   2003 ..........................        0.40%     999,962     10.352696        10,352,303        1.53%          27.85%
   2002 ..........................        0.40%   1,276,399      8.097446        10,335,572        1.31%         -22.67%
   2001 ..........................        0.40%   4,387,066     10.471621        45,939,692        1.15%         -12.53%
   2000 ..........................        0.40%   3,579,449     11.972080        42,853,450        1.01%          -9.64%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
   2004 ..........................        0.40%       7,182     11.458946            82,298        1.46%           4.63%
   2003 ..........................        0.40%      19,784     10.952239           216,679        0.76%          20.69%
   2002 ..........................        0.40%     171,507      9.074997         1,556,426        0.68%         -17.05%
   2001 ..........................        0.40%   1,262,700     10.939900        13,813,812        1.41%          -9.67%
   2000 ..........................        0.40%     259,664     12.111451         3,144,908        0.89%          -2.39%
Dreyfus VIF - Growth and Income Portfolio - Initial Shares
   2002 ..........................        0.40%       6,877      7.123450            48,988        0.79%         -25.63%
   2001 ..........................        0.40%      67,090      9.577914           642,582        1.11%          -4.22% 01/02/01
Dreyfus VIF - International Value Portfolio - Initial Shares
   2003 ..........................        0.40%          42     12.803571               538        1.91%          35.81%
Federated IS - Quality Bond Fund II - Primary Shares
   2004 ..........................        0.40%       2,250     13.642560            30,696        4.32%           3.21%
   2003 ..........................        0.40%      26,065     13.218733           344,546        3.73%           4.23%
   2002 ..........................        0.40%      67,406     12.682507           854,877        3.08%           8.87%
   2001 ..........................        0.40%      87,721     11.649181         1,021,878        1.06%           7.58%
   2000 ..........................        0.40%      23,465     10.828312           254,086        0.15%          10.01%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
   2002 ..........................        0.40%         580      7.924138             4,596        1.59%         -17.28%
   2001 ..........................        0.40%      50,510      9.579298           483,850        0.00%          -4.21% 01/02/01
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
   2004 ..........................        0.40%       1,272     12.717880            16,177        1.66%          10.94%
   2003 ..........................        0.40%     314,880     11.463982         3,609,779        1.24%          29.70%
   2002 ..........................        0.40%     283,577      8.838834         2,506,490        1.64%         -17.33%
   2001 ..........................        0.40%     348,625     10.691577         3,727,351        1.83%          -5.47%
   2000 ..........................        0.40%     224,240     11.310203         2,536,200        0.52%           7.87%
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
   2002 ..........................        0.40%      13,636      5.955709            81,212        0.27%         -30.38%
   2001 ..........................        0.40%     782,177      8.555147         6,691,639        0.00%         -14.45% 01/02/01
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
   2004 ..........................        0.40%       4,946     11.308717            55,933        0.16%           2.85%
   2003 ..........................        0.40%      73,719     10.995198           810,555        0.20%          32.25%
   2002 ..........................        0.40%     810,618      8.313850         6,739,356        0.13%         -30.48%
   2001 ..........................        0.40%     776,074     11.958538         9,280,710        0.00%         -18.06%
   2000 ..........................        0.40%   1,119,466     14.593603        16,337,042        0.06%         -11.42%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                               Investment
                                      Expense                     Unit           Contract      Income             Total
                                       Rate*        Units     Fair Value     Owners' Equity    Ratio**           Return***
                                     ---------    ---------   -----------    --------------  ----------         ---------
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
   2002 ..........................        0.40%       9,669   $  9.069304    $       87,691       11.84%           3.03%
   2001 ..........................        0.40%     231,589      8.802536         2,038,571        0.00%         -11.97% 01/02/01
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
   2004 ..........................        0.40%       2,444      9.328110            22,798        9.51%           9.03%
   2003 ..........................        0.40%      43,065      8.555502           368,443        8.69%          26.46%
   2002 ..........................        0.40%     199,930      6.765203         1,352,567        8.16%           3.20%
   2001 ..........................        0.40%     165,596      6.555148         1,085,506       31.36%         -12.25%
   2000 ..........................        0.40%     266,741      7.470194         1,992,607        7.76%         -22.92%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
   2001 ..........................        0.40%     329,072      7.887510         2,595,559        0.00%         -21.12% 01/02/01
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
   2004 ..........................        0.40%       4,804     10.896942            52,349        1.10%          13.03%
   2003 ..........................        0.40%      49,020      9.640353           472,570        0.85%          42.63%
   2002 ..........................        0.40%     273,526      6.758846         1,848,720        0.80%         -20.66%
   2001 ..........................        0.40%     396,195      8.518959         3,375,169        4.88%         -21.59%
   2000 ..........................        0.40%     314,294     10.864367         3,414,605        0.89%         -19.47%
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
   2002 ..........................        0.40%      25,075      8.833425           221,498        6.02%          -9.09%
   2001 ..........................        0.40%     930,387      9.716913         9,040,490        0.00%          -2.83% 01/02/01
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
   2002 ..........................        0.40%       6,139      8.152920            50,051        1.05%          -9.71%
   2001 ..........................        0.40%     141,885      9.029797         1,281,193        0.00%          -9.70% 01/02/01
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
   2004 ..........................        0.40%       3,508     15.064815            52,847        0.36%          14.88%
   2003 ..........................        0.40%      26,935     13.113640           353,216        0.35%          27.84%
   2002 ..........................        0.40%     345,102     10.257824         3,539,996        0.78%          -9.79%
   2001 ..........................        0.40%     486,210     11.370566         5,528,483        0.64%         -12.71%
   2000 ..........................        0.40%     437,066     13.026647         5,693,504        0.30%          -7.09%
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
   2001 ..........................        0.40%     103,589      8.842970           916,034        0.00%         -11.57% 01/02/01
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
   2004 ..........................        0.40%       4,350      8.787333            38,225        0.37%           6.63%
   2003 ..........................        0.40%      22,412      8.240791           184,693        0.68%          29.14%
   2002 ..........................        0.40%     128,782      6.381088           821,769        0.59%         -22.23%
   2001 ..........................        0.40%     248,120      8.204875         2,035,794        0.35%         -14.78%
   2000 ..........................        0.40%     231,706      9.628054         2,230,878        1.33%         -17.51%
Fidelity/(R)/  VIP III - Value Strategies Portfolio - Service Class
   2004 ..........................        0.40%         176     13.363171             2,352        0.00%          13.53%
   2002 ..........................        0.40%       3,768      7.489405            28,220        0.00%         -25.11% 05/01/02
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
   2004 ..........................        0.40%       1,780     14.728417            26,217        0.77%          18.06%
   2003 ..........................        0.40%      47,616     12.475864           594,051        1.42%          31.68%
Gartmore GVIT Comstock Value Fund - Class I
   2003 ..........................        0.40%         898      9.493770             8,525        1.37%          30.91%
   2002 ..........................        0.40%       4,068      7.252185            29,502        1.49%         -25.44%
   2001 ..........................        0.40%      34,435      9.726929           334,947       13.29%         -12.51%
   2000 ..........................        0.40%      22,688     11.117142           252,226        1.45%         -10.98%
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
   2004 ..........................        0.40%         122     17.400194             2,123        0.84%          15.27%
   2003 ..........................        0.40%         648     15.095175             9,782        0.48%          34.11%
   2002 ..........................        0.40%      31,370     11.255500           353,085        0.40%         -15.64%
   2001 ..........................        0.40%      93,948     13.342471         1,253,498        0.80%          -1.70%
   2000 ..........................        0.40%      86,361     13.573326         1,172,206        0.79%          14.75%
Gartmore GVIT Emerging Markets Fund - Class I
   2003 ..........................        0.40%          23     11.423706               263        0.00%          64.60%
Gartmore GVIT Federated High Income Bond Fund - Class I
   2004 ..........................        0.40%       1,584     13.448117            21,302        6.72%           9.66%
   2003 ..........................        0.40%      20,240     12.263819           248,220        7.88%          21.78%
   2002 ..........................        0.40%      61,831     10.070195           622,650        6.71%           2.81%
   2001 ..........................        0.40%     202,186      9.794650         1,980,341       12.12%           3.80%
   2000 ..........................        0.40%     150,482      9.436226         1,419,982       17.24%          -8.64%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                               Investment
                                      Expense                     Unit           Contract      Income             Total
                                       Rate*        Units     Fair Value     Owners' Equity    Ratio**           Return***
                                     ---------    ---------   -----------    --------------  ----------         ---------
Gartmore GVIT Global Financial Services Fund - Class I
   2003 ..........................        0.40%           5   $ 12.173639    $           61        5.11%          40.89%
Gartmore GVIT Global Technology and Communications Fund - Class I
   2003 ..........................        0.40%          45      3.021924               136        0.00%          54.61%
   2002 ..........................        0.40%      30,525      1.954523            59,662        0.00%         -43.01%
Gartmore GVIT Government Bond Fund - Class I
   2004 ..........................        0.40%       3,174     14.345081            45,531        5.44%           2.85%
   2003 ..........................        0.40%     276,537     13.947593         3,857,026        2.97%           1.59%
   2002 ..........................        0.40%   2,956,051     13.728864        40,583,222        4.39%          10.54%
   2001 ..........................        0.40%   4,296,504     12.419760        53,361,549        5.64%           6.82%
   2000 ..........................        0.40%     921,266     11.626380        10,710,989        6.46%          12.09%
Gartmore GVIT Growth Fund - Class I
   2004 ..........................        0.40%       2,310      6.155504            14,219        0.11%           7.72%
   2003 ..........................        0.40%     336,262      5.714099         1,921,434        0.02%          32.21%
   2002 ..........................        0.40%      49,711      4.322008           214,851        0.00%         -29.01%
   2001 ..........................        0.40%     388,409      6.087822         2,364,565        0.00%         -28.42%
   2000 ..........................        0.40%     252,079      8.505270         2,144,000        0.20%         -26.82%
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
   2004 ..........................        0.40%         844     10.658428             8,996        2.29%           8.06%
   2003 ..........................        0.40%       9,355      9.863609            92,274        2.19%          17.94%
   2002 ..........................        0.40%      68,208      8.363123           570,432        1.80%         -12.66%
   2001 ..........................        0.40%     270,829      9.575644         2,593,362        2.65%          -4.06%
   2000                                   0.40%     133,237      9.980967         1,329,834        2.82%          -0.75%
Gartmore GVIT Mid Cap Growth Fund - Class I
   2003 ..........................        0.40%       7,736      9.918443            76,729        0.00%          39.58%
   2002 ..........................        0.40%      19,365      7.106122           137,610        0.00%         -37.27%
   2001 ..........................        0.40%      77,229     11.327538           874,814        0.00%         -30.59%
   2000 ..........................        0.40%      71,051     16.319202         1,159,496        0.00%         -15.72%
Gartmore GVIT Money Market Fund - Class I
   2003 ..........................        0.40%     374,808     11.864684         4,446,978        0.62%           0.22%
   2002 ..........................        0.40%   2,605,904     11.838269        30,849,393        1.67%           0.81%
   2001 ..........................        0.40%   7,088,786     11.743544        83,247,470        3.90%           3.19%
   2000 ..........................        0.40%   5,519,307     11.380873        62,814,532        6.02%           5.60%
Gartmore GVIT Money Market Fund: Class V
   2004 ..........................        0.40%      16,318     10.093995           164,714        0.88%           0.49%
   2003 ..........................        0.40%     412,466     10.045042         4,143,238        0.71%           0.30%
   2002 ..........................        0.40%   2,205,085     10.014669        22,083,196        0.29%           0.15% 10/21/02
Gartmore GVIT Nationwide/(R)/ Fund: Class I
   2003 ..........................        0.40%     121,505      9.672247         1,175,226        0.58%          27.00%
   2002 ..........................        0.40%     633,169      7.615719         4,822,037        0.75%         -17.68%
   2001 ..........................        0.40%     205,773      9.251754         1,903,761        0.49%         -12.17%
   2000 ..........................        0.40%      18,361     10.534111           193,417        0.90%          -2.51%
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
   2003 ..........................        0.40%          11      9.311693               102        0.04%          38.25%
   2002 ..........................        0.40%      16,892      6.735208           113,771        0.03%         -25.66%
   2001 ..........................        0.40%      87,806      9.059635           795,490        0.78%          -3.64%
   2000 ..........................        0.40%          29      9.402302               273        0.26%           7.18%
Gartmore GVIT Small Cap Growth Fund - Class I
   2004 ..........................        0.40%         324     15.218321             4,931        0.00%          12.96%
   2003 ..........................        0.40%       3,860     13.471955            52,002        0.00%          33.73%
   2002 ..........................        0.40%      21,186     10.074004           213,428        0.00%         -33.55%
   2001 ..........................        0.40%      15,332     15.161271           232,453        0.00%         -11.20%
   2000 ..........................        0.40%      37,119     17.072794           633,725        0.00%         -16.50%
Gartmore GVIT Small Cap Value Fund - Class I
   2004 ..........................        0.40%         536     20.471824            10,973        0.00%          16.83%
   2003 ..........................        0.40%      17,971     17.522719           314,901        0.00%          56.23%
   2002 ..........................        0.40%     145,946     11.216089         1,636,943        0.01%         -27.45%
   2001 ..........................        0.40%     436,136     15.460620         6,742,933        0.04%          27.76%
   2000 ..........................        0.40%     203,318     12.101060         2,460,363        0.00%          10.76%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                 Contract        Investment
                                 Expense                    Unit           Owners'          Income           Total
                                  Rate*       Units      Fair Value        Equity          Ratio**         Return***
                                ----------  ---------   ------------   --------------   --------------   --------------
Gartmore GVIT Small Company Fund - Class I
   2004 ......................        0.40%    10,366   $  17.951460   $      186,085             0.00%           18.55%
   2003 ......................        0.40%   152,314      15.142892        2,306,474             0.00%           40.45%
   2002 ......................        0.40%   319,526      10.781666        3,445,023             0.00%          -17.66%
   2001 ......................        0.40%   713,457      13.093906        9,341,939             0.15%           -7.08%
   2000 ......................        0.40%   415,566      14.091380        5,855,898             0.03%            8.47%
Gartmore GVIT Turner Growth Focus Fund - Class I
   2003 ......................        0.40%        20       3.293722               66             0.00%           50.36%
Gartmore GVIT U.S. Growth Leaders Fund - Class I
   2003 ......................        0.40%        11      12.431976              137             0.00%           51.53%
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
   2003 ......................        0.40%         1      13.159481               13             5.42%           11.67%
   2002 ......................        0.40%   150,457      11.784392        1,773,044             5.16%            6.78%
   2001 ......................        0.40%   125,046      11.036224        1,380,036             3.64%            3.77%
   2000 ......................        0.40%   305,925      10.635225        3,253,581             9.71%            5.23%
Gartmore GVIT Worldwide Leaders Fund - Class I
   2003 ......................        0.40%        22       9.033664              199             0.00%           35.52%
   2002 ......................        0.40%     1,945       6.666122           12,966             1.98%          -25.69%
   2001 ......................        0.40%   132,145       8.970354        1,185,387             1.71%          -19.14%
   2000 ......................        0.40%    92,654      11.093053        1,027,816             0.65%          -12.67%
Goldman Sachs VIT - Mid Cap Value Fund
   2003 ......................        0.40%   168,012      12.630569        2,122,087             1.17%           27.88%
Janus AS - Balanced Portfolio - Service Shares
   2004 ......................        0.40%       158      12.258707            1,937             2.23%            7.86%
   2003 ......................        0.40%        77      11.365300              875             2.00%           13.27%
   2002 ......................        0.40%    19,826      10.033996          198,934             2.14%            0.34% 09/03/02
Janus AS - Capital Appreciation Portfolio - Service Shares
   2004 ......................        0.40%     1,190       7.527514            8,958             0.01%           17.50%
   2003 ......................        0.40%    32,497       6.406568          208,194             0.21%           19.75%
   2002 ......................        0.40%    97,497       5.349794          521,589             0.32%          -16.26%
   2001 ......................        0.40%   419,473       6.388873        2,679,960             0.54%          -22.14%
Janus AS - Global Technology Portfolio - Service Shares
   2003 ......................        0.40%     6,748       3.514240           23,714             0.00%           45.89%
   2002 ......................        0.40%   109,443       2.408830          263,630             0.00%          -41.17%
   2001 ......................        0.40%   147,511       4.094407          603,970             0.76%          -37.57%
   2000 ......................        0.40%   186,433       6.558143        1,222,654             1.21%          -34.42% 01/27/00
Janus AS - International Growth Portfolio - Service Shares
   2004 ......................        0.40%     2,008       7.363272           14,785             0.81%           18.21%
   2003 ......................        0.40%    43,912       6.228826          273,520             1.04%           34.00%
   2002 ......................        0.40%   160,475       4.648509          745,969             0.65%          -26.05%
   2001 ......................        0.40%   173,301       6.286392        1,089,438             0.69%          -23.74%
   2000 ......................        0.40%    34,488       8.243024          284,285             5.07%          -17.57% 01/27/00
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
   2004 ......................        0.40%         8      13.960609              112             0.00%           11.43%
   2003 ......................        0.40%       442      12.528578            5,538             0.00%           24.56%
Neuberger Berman AMT - Growth Portfolio
   2002 ......................        0.40%     5,625       5.213178           29,324             0.00%          -31.44%
   2001 ......................        0.40%   124,202       7.603675          944,392             0.00%          -23.96% 01/02/01
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
   2003 ......................        0.40%     2,004      10.156098           20,353             0.83%           31.24%
   2002 ......................        0.40%    91,943       7.738827          711,531             0.68%          -26.74%
   2001 ......................        0.40%   135,015      10.563782        1,426,269             0.33%           -1.90%
   2000 ......................        0.40%    70,872      10.768698          763,199             0.76%            0.73%
Neuberger Berman AMT - Limited Maturity Bond Portfolio
   2002 ......................        0.40%    13,152      11.316350          148,833             9.00%            4.92%
   2001 ......................        0.40%   599,545      10.785897        6,466,631             7.59%            7.86% 01/02/01
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
   2003 ......................        0.40%   371,607      10.753194        3,995,962             0.00%           27.56%
   2002 ......................        0.40%    66,544       8.429938          560,962             0.00%          -29.62%
   2001 ......................        0.40%    80,698      11.978031          966,603             0.00%          -24.95%
   2000 ......................        0.40%   110,315      15.959556        1,760,578             0.00%           -7.83%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                 Contract       Investment
                                 Expense                    Unit           Owners'         Income           Total
                                   Rate       Units      Fair Value        Equity          Ratio**         Return***
                                ----------  ---------   ------------   --------------   --------------   --------------
Neuberger Berman AMT - Partners Portfolio
   2004 ......................        0.40%       252   $  11.676716   $        2,943             0.02%           18.50%
   2003 ......................        0.40%     5,347       9.853739           52,688             0.00%           34.55%
   2002 ......................        0.40%    62,770       7.323519          459,697             0.67%          -24.45%
   2001 ......................        0.40%   620,024       9.693032        6,009,912             0.66%           -3.22%
   2000 ......................        0.40%   200,302      10.015242        2,006,073             0.46%            0.30%
One Group(R)IT Mid Cap Growth Portfolio
   2003 ......................        0.40%    54,174      12.919754          699,915             0.00%           26.64%
Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2004 ......................        0.40%    12,654      11.505640          145,592             0.00%           19.30%
   2003 ......................        0.40%    34,906       9.644393          336,647             0.00%           25.09%
   2002 ......................        0.40%   347,561       7.709999        2,679,695             0.63%          -28.08%
   2001 ......................        0.40%   466,261      10.720152        4,998,389             1.18%          -31.54%
   2000 ......................        0.40%   315,802      15.659821        4,945,403             0.00%          -11.59%
Oppenheimer Bond Fund/VA - Initial Class
   2002 ......................        0.40%    28,931      11.571334          334,770             6.25%            8.64%
   2001 ......................        0.40%   193,237      10.650688        2,058,107             2.20%            6.51% 01/02/01
Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2003 ......................        0.40%   145,672      12.363752        1,801,052             0.40%           30.42%
   2002 ......................        0.40%   385,650       9.479881        3,655,916             0.60%          -27.15%
   2001 ......................        0.40%   660,576      13.013036        8,596,099             0.62%          -12.93%
   2000 ......................        0.40%   260,790      14.945030        3,897,514             0.09%           -0.63%
Oppenheimer Global Securities Fund/VA - Initial Class
   2003 ......................        0.40%   172,526       9.265284        1,598,502             0.99%           42.45%
   2002 ......................        0.40%    58,355       6.504237          379,555             0.59%          -22.45%
   2001 ......................        0.40%   258,325       8.386697        2,166,494             2.73%          -12.39%
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
   2003 ......................        0.40%       844       8.993106            7,590             0.75%           26.21%
   2002 ......................        0.40%    32,855       7.125335          234,103             0.69%          -19.12%
   2001 ......................        0.40%    57,708       8.809927          508,403             0.52%          -10.52%
   2000 ......................        0.40%    55,343       9.845729          544,892             0.30%           -9.14%
Oppenheimer Multiple Strategies Fund/VA - Initial Class
   2002 ......................        0.40%    18,208       9.152173          166,643             3.42%          -10.76%
   2001 ......................        0.40%    92,958      10.255584          953,339             6.64%            2.56% 01/02/01
PIMCO VIT - Low Duration Portfolio - Administrative Shares
   2004 ......................        0.40%       576      10.528355            6,064             1.06%            1.43%
   2002 ......................        0.40%    44,486      10.182621          452,984             0.17%            1.83% 09/03/02
PIMCO VIT - Real Return Portfolio - Administrative Shares
   2003 ......................        0.40%    47,106      11.230805          529,038             2.65%            8.42%
PIMCO VIT - Total Return Portfolio - Administrative Shares
   2004 ......................        0.40%        28      11.286156              316             1.88%            4.46%
   2003 ......................        0.40% 1,610,411      10.804064       17,398,984             2.81%            4.62%
Pioneer High Yield VCT Portfolio - Class I Shares
   2003 ......................        0.40%       588      13.697677            8,054             7.87%           32.26%
Royce Capital Fund - Royce Micro-Cap Portfolio
   2004 ......................        0.40%     3,408      17.022607           58,013             0.00%           13.39%
   2003 ......................        0.40%    18,552      15.012271          278,508             0.00%           48.57%
   2002 ......................        0.40%    56,216      10.104573          568,039             0.00%            1.05% 09/03/02
Strong Opportunity Fund II, Inc.
   2003 ......................        0.40%   866,829       9.397220        8,145,783             0.09%           36.46%
   2002 ......................        0.40%   243,964       6.886442        1,680,044             0.33%          -27.11%
   2001 ......................        0.40%   776,389       9.447854        7,335,210             0.66%           -4.09%
   2000 ......................        0.40%    48,820       9.828296          479,817             0.00%           -1.49% 05/01/00
Strong VIF - Strong Discovery Fund II
   2002 ......................        0.40%     2,127      10.111953           21,508             0.00%          -12.37%
   2001 ......................        0.40%     1,313      11.539004           15,151             0.00%            6.82% 01/02/01
Strong VIF - Strong International Stock Fund II
   2001 ......................        0.40%    38,838       7.139083          277,268             0.00%          -21.09% 01/02/01

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                 Contract        Investment
                                 Expense                    Unit           Owners'         Income            Total
                                  Rate*       Units      Fair Value        Equity          Ratio**         Return***
                                ----------  ---------   ------------   --------------   --------------   --------------
T. Rowe Price Equity Income Portfolio II
   2004 ......................        0.40%     1,076   $  14.398668   $       15,493             1.43%           14.16%
   2003 ......................        0.40%   114,138      12.612824        1,439,603             1.61%           24.67%
   2002 ......................        0.40%    19,349      10.116880          195,752             0.00%            1.17% 09/03/02
T. Rowe Price Mid Cap Growth Fund II
   2004 ......................        0.40%       762      16.566668           12,624             0.00%           17.58%
   2003 ......................        0.40%       654      14.089414            9,214             0.00%           37.54%
Van Eck WIT - Worldwide Bond Fund
   2002 ......................        0.40%       939      11.333817           10,642             0.00%           21.17%
Van Eck WIT - Worldwide Emerging Markets Fund
   2003 ......................        0.40%     3,429      10.608507           36,377             0.11%           53.57%
   2002 ......................        0.40%    21,479       6.907806          148,373             0.21%           -3.29%
   2001 ......................        0.40%    56,168       7.142729          401,193             0.00%           -2.20%
   2000 ......................        0.40%   124,869       7.303734          912,010             0.00%          -42.10%
Van Eck WIT - Worldwide Hard Assets Fund
   2003 ......................        0.40%       584      11.413041            6,665             0.45%           44.50%
   2002 ......................        0.40%     4,697       7.898317           37,098             0.71%           -3.22%
   2001 ......................        0.40%    18,257       8.161281          149,001             1.95%          -10.80%
   2000 ......................        0.40%    56,278       9.149843          514,935             0.87%           10.96%
Van Kampen UIF - Emerging Markets Debt Portfolio
   2003 ......................        0.40%       427      14.693571            6,274             0.00%           27.35%
   2002 ......................        0.40%    18,217      11.537562          210,180            11.04%            8.79%
   2001 ......................        0.40%     6,255      10.605749           66,339             1.69%            9.66%
   2000 ......................        0.40%    64,183       9.671636          620,755            18.74%           10.94%
Van Kampen UIF - Mid Cap Growth Portfolio
   2003 ......................        0.40%         2       5.907110               12             0.00%           41.20%
   2002 ......................        0.40%    96,523       4.183540          403,808             0.00%          -31.43%
   2001 ......................        0.40%    27,935       6.101338          170,441             0.00%          -29.60%
Van Kampen UIF - U.S. Real Estate Portfolio - Class A
   2004 ......................        0.40%       818      22.046498           18,034             1.54%           35.85%
   2003 ......................        0.40%     6,684      16.228488          108,471             0.00%           36.96%
   2002 ......................        0.40%   103,455      11.848822        1,225,820             3.37%           -1.18%
   2001 ......................        0.40%   152,921      11.990690        1,833,628             5.91%            9.40%
   2000 ......................        0.40%    39,041      10.960329          427,902             8.70%           15.00%
                                                                       --------------
   2004 ............................................................   $  327,332,572
                                                                       ==============
   2003 ............................................................   $  383,208,644
                                                                       ==============
   2002 ............................................................   $  354,676,076
                                                                       ==============
   2001 ............................................................   $  408,763,705
                                                                       ==============
   2000 ............................................................   $  237,376,916
                                                                       ==============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholder Nationwide Life and Annuity Insurance
Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2004 and 2003, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.


As discussed in note 3 to the financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.




/s/ KPMG LLP
Columbus, Ohio
April 15, 2005

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets
                    (in thousands, except per share amounts)

                                                                                                         DECEMBER 31,
                                                                                          ------------------------------------------
                                                                                                2004                 2003
====================================================================================================================================
ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $4,638,800 in 2004; $4,508,435 in 2003)                   $ 4,786,899          $ 4,704,525
      Equity securities (cost $6,607 in 2004; $6,462 in 2003)                                         7,611                6,424
   Mortgage loans on real estate, net                                                             1,232,003            1,125,962
   Real estate, net                                                                                   3,950                  365
   Policy loans                                                                                         914                  571
   Short-term investments, including amounts managed by a related party                             150,185              114,339
---------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                           6,181,562            5,952,186

Accrued investment income                                                                            62,004               61,338
Deferred policy acquisition costs                                                                   113,039               71,346
Reinsurance receivable from a related party                                                         117,758              113,055
Other assets                                                                                        738,781              539,333
Assets held in separate accounts                                                                  2,289,967            2,384,737
---------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                           $ 9,503,111          $ 9,121,995
=================================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
   Future policy benefits and claims                                                            $ 6,532,259          $ 6,120,710
   Other liabilities                                                                                236,261              192,668
   Liabilities related to separate accounts                                                       2,289,967            2,384,737
---------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                           9,058,487            8,698,115
---------------------------------------------------------------------------------------------------------------------------------
Shareholder's equity:
   Common stock, $40 par value; authorized, issued and outstanding - 66 shares                        2,640                2,640
   Additional paid-in capital                                                                       247,960              247,960
   Retained earnings                                                                                148,169              112,157
   Accumulated other comprehensive income                                                            45,855               61,123
---------------------------------------------------------------------------------------------------------------------------------
      Total shareholder's equity                                                                    444,624              423,880
---------------------------------------------------------------------------------------------------------------------------------
         Total liabilities and shareholder's equity                                             $ 9,503,111          $ 9,121,995
=================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                             Statements of Income
                                (in thousands)

                                                                                             YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
REVENUES:
Policy charges                                                                       $ 58,848          $ 45,928          $ 52,586
Life insurance premiums                                                                 4,206               783               580
Net investment income                                                                  35,625            33,885            26,163
Net realized gains (losses) on investments, hedging instruments and                       279           (13,659)          (10,201)
  hedged items
Other                                                                                     478               597               711
----------------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                      99,436            67,534            69,839
----------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                       11,197            10,685             9,943
Other benefits and claims                                                               9,246             3,769             9,543
Amortization of deferred policy acquisition costs                                      17,271            14,069            31,726
Other operating expenses                                                                8,810            11,294            15,356
----------------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                         46,524            39,817            66,568
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations before federal income                          52,912            27,717             3,271
        tax expense
Federal income tax expense                                                             16,986             8,505               352
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                35,926            19,212             2,919
Cumulative effect of adoption of accounting principle, net of tax                          86                 -                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Net income                                                                     $ 36,012          $ 19,212           $ 2,919
==================================================================================================================================

                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

          Statements of Shareholder's Equity
                    (in thousands)

                                                                                                       ACCUMULATED
                                                                     ADDITIONAL                          OTHER             TOTAL
                                                        COMMON        PAID-IN         RETAINED        COMPREHENSIVE    SHAREHOLDER'S
                                                         STOCK        CAPITAL         EARNINGS           INCOME           EQUITY
====================================================================================================================================
Balance as of December 31, 2001                         $ 2,640      $ 152,960        $ 90,026           $ 11,538         $ 257,164
Comprehensive income:
Net income                                                    -              -           2,919                  -             2,919
Net unrealized gains on securities available-                 -              -               -             48,077            48,077
  for-sale arising during the period, net of tax

Accumulated net gains on cash flow hedges,                    -              -               -                441               441
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             51,437
                                                                                                                    ----------------
Capital contributed                                           -         95,000               -                  -            95,000
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                           2,640        247,960          92,945             60,056           403,601
------------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                    -              -          19,212                  -            19,212
Net unrealized gains on securities available-                 -              -               -              3,942             3,942
  for-sale arising during the period, net of tax

Accumulated net losses on cash flow hedges,                   -              -               -             (2,875)           (2,875)
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             20,279
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                           2,640        247,960         112,157             61,123           423,880
------------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
Net income                                                    -              -          36,012                  -            36,012
Net unrealized losses on securities available-                -              -               -            (10,231)          (10,231)
  for-sale arising during the period, net of tax

Accumulated net losses on cash flow hedges,                   -              -               -             (5,037)           (5,037)
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             20,744
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                         $ 2,640      $ 247,960  #    $ 148,169 #         $ 45,855         $ 444,624
====================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                           Statements of Cash Flows
                                (in thousands)

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                --------------------------------------------------
                                                                                     2004              2003             2002
==================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                         $ 36,012          $ 19,212          $ 2,919
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                                  11,197            10,685            9,943
      Capitalization of deferred policy acquisition costs                              (28,448)          (32,011)         (34,174)
      Amortization of deferred policy acquisition costs                                 17,271            14,069           31,726
      Amortization and depreciation                                                     21,197            21,813            8,445
      Net realized (gains) losses on investments, hedging instruments and                 (279)           13,659           10,201
        hedged items
      Increase in accrued investment income                                               (666)          (11,094)         (16,003)
      Increase in other assets                                                        (211,300)         (292,977)         (28,393)
      Increase (decrease) in other liabilities                                          29,671            28,490           (9,756)
      Other, net                                                                           623               944              641
----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operating activities                                        (124,722)         (227,210)         (24,451)
----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                             567,537           655,420          424,693
   Proceeds from sale of securities available-for-sale                                 237,034           131,195           84,129
   Proceeds from repayments of mortgage loans on real estate                           193,287           110,603           42,557
   Cost of securities available-for-sale aquired                                      (957,817)       (1,474,356)      (1,920,270)
   Cost of mortgage loans on real estate acquired                                     (303,729)         (314,299)        (305,581)
   Cost of real estate acquired                                                         (3,608)                -                -
   Net change in short-term investments                                                (35,845)           34,377          (73,254)
   Collateral received (paid) - securities lending, net                                 27,991           (25,908)          73,693
   Other, net                                                                            4,170              (186)          (2,697)
----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                        (270,980)         (883,154)      (1,676,730)
----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributed                                                                       -                 -           95,000
   Investment and universal life insurance product deposits                            660,502         1,324,328        1,897,550
   Investment and universal life insurance product withdrawals                        (264,800)         (214,817)        (292,358)
----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities                                     395,702         1,109,511        1,700,192
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in cash                                                                         -              (853)            (989)
Cash, beginning of period                                                                    -               853            1,842
----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                               $ -               $ -            $ 853
==================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)
                                        7


(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

     Nationwide Life and Annuity Insurance Company (the Company) provides life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS).

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. The statutory financial statements of the Company, which are not presented here, are prepared on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See Note 11 for discussion of statutory capital requirements and dividend restrictions.

     In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     (a)  Valuation of Investments, Investment Income and Related Gains and
          Losses

     The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income
     (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 71.8% of the fair values of fixed maturity securities were obtained from independent pricing services, 22.9% from the Company's pricing matrices and 5.3% from other sources.

     Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

     Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

     For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

     Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains or losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

     The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

     Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (b)  Derivative Instruments

     Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

     The Company enters into interest rate swaps and cross-currency swaps to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

     Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

     The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Revenues and Benefits

     Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

     (d)  Deferred Policy Acquisition Costs

     The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

     For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(a).

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

     For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the statements of income.

     (e)  Separate Accounts

     Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

     (f)  Future Policy Benefits

     The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

     The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0% for the substantial majority of the business.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (g)  Federal Income Tax

     The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

     (h)  Reinsurance Ceded

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis, separately from the related balances of the Company.

     (i)  Reclassification

     Certain items in the 2003 and 2002 financial statements and related footnotes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. NLIC disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during NLIC's third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

     On September 8, 2004, the Financial Accounting Standards Board (FASB) exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position
     (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due to the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.


     In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 13 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.


     In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in an $86 credit, net of tax, as the cumulative effect of adoption of this accounting principle.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 statements of income:

                                                                                                                    JANUARY 1, 2004
====================================================================================================================================
====================================================================================================================================

(Increase) decrease in future policy benefits:
   Secondary guarantees - life insurance                                                                                      $ (15)
   GMDB claim reserves                                                                                                          771
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                                  756
Adjustment to amortization of deferred policy acquisition costs related to above                                               (623)
Deferred federal income taxes                                                                                                   (47)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                        $ 86
====================================================================================================================================
====================================================================================================================================


     In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.


     In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations.


     In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). The adoption of DIG B36 had no impact on the Company's financial position or results of operations.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4)  RISK DISCLOSURES


     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $29,194 extending into 2005 were outstanding as of December 31, 2004. The Company also had $18,500 of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $2,300.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company manages the risk of these benefits primarily by entering into reinsurance arrangements with third parties. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $48,920 before reinsurance and $24,523 net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $456 and $1,661, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.6% in any geographic region of the U.S. and no more than 2.6% with any one borrower. As of December 31, 2004, 25.3% of the carrying value of the Company's commercial mortgage loan portfolio financed industrial properties.

     Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable from unrelated parties and NLIC under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $656,032 and $387,689 as of December 31, 2004 and 2003, respectively. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of certain of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contracts.

     The Company has also entered into a reinsurance contract with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This agreement is described in more detail in Note 14.

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 71.8% of the fair values of fixed maturity securities were obtained from independent pricing services, 22.9% from the Company's pricing matrices and 5.3% from other sources.

     Mortgage loans on real estate, net: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

     Policy loans and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

     Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

     Investment contracts: The fair value for the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses, similar to those used for investment contracts with known maturities, to estimate fair value.

     Collateral received - securities lending and derivatives: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

     Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments and therefore are not included in the subsequent table. See Note 4.

     Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Futures contracts: The fair values for futures contracts are based on quoted market prices.

     Other derivatives: The fair values of credit default swaps are calculated with pricing models using current spread assumptions for the underlying issuers.

     The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                                 2004                                    2003
                                                           ----------------------------------------  -------------------------------
                                                               CARRYING              ESTIMATED         Carrying         Estimated
                                                                AMOUNT              FAIR VALUE          amount         fair value
====================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                                  $ 4,786,899           $ 4,786,899      $4,704,525       $4,704,525
      Equity securities                                                7,611                 7,611           6,424            6,424
   Mortgage loans on real estate, net                              1,232,003             1,264,390       1,125,962        1,190,962
   Policy loans                                                          914                   914             571              571
   Short-term investments                                            150,185               150,185         114,339          114,339
Assets held in separate accounts                                   2,289,967             2,289,967       2,384,737        2,384,737

LIABILITIES
Investment contracts                                              (6,266,303)           (6,011,956)     (5,906,376)      (5,683,277)
Policy reserves on life insurance contracts                         (265,956)             (248,195)       (214,334)        (218,039)
Collateral received - securities lending and derivatives            (140,655)             (140,655)       (112,720)        (112,720)
Liabilities related to separate accounts                          (2,289,967)           (2,240,289)     (2,384,737)      (2,323,505)

DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swaps hedging assets                                      (388)                 (388)          1,043            1,043
Cross-currency interest rate swaps                                   (12,233)              (12,233)         (6,242)          (6,242)
Futures contracts                                                       (283)                 (283)           (731)            (731)
Other derivatives                                                      1,403                 1,403           1,258            1,258
------------------------------------------------------------------------------------------------------------------------------------


(6)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

     With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

     The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate in the foreign currency and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. The Company manages the risk of these benefits primarily by entering into reinsurance arrangements with third parties. See Note 4 for additional discussion.

     Other Non-Hedging Derivatives

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2004, 2003 and 2002, a net gain of $2,261, a net loss of $724 and a net gain of $1,689, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2004, the ineffective portion of cash flow hedges was a net loss of $2,572. The ineffective portion of cash flow hedges was immaterial for the years ended December 31, 2003 and 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $500 in net losses out of AOCI over the next 12-month period.

     Other Derivative Instruments

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net loss of $132, a net gain of $1,989 and a net loss of $667, respectively, related to other derivative instruments not designated in hedging relationships.

     The following tables summarizes the notional amount of derivative financial instruments outstanding as of December 31:

                                                                                                       2004                 2003
====================================================================================================================================

 Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                               $ -      $          9,000
   Pay variable/receive fixed rate swaps hedging investments                                            28,112                30,512
   Other contracts hedging investments                                                                   5,000                1,654
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    45,128               37,476
Credit default swaps and other non-hedging instruments                                                 189,500               119,500
Futures contracts                                                                                       45,100               59,100
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                            $ 312,840             $ 257,242
====================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (7)  INVESTMENTS

     The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                              GROSS             GROSS
                                                                          AMORTIZED        UNREALIZED        UNREALIZED
                                                                            COST              GAINS            LOSSES
===============================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                     $ 14,532             $ 986              $ 37
   Agencies not backed by the full faith and credit of the U.S.                155,455             2,986                45
     Government 1
   Obligations of states and political subdivisions                             36,000               391               104
   Corporate securities
      Public                                                                 1,866,999            78,167             4,520
      Private                                                                1,164,688            53,533             4,758
   Mortgage-backed securities - U.S. Government-backed                         787,732            10,953             2,025
   Asset-backed securities                                                     613,394            15,316             2,744
-------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                     4,638,800           162,332            14,233
Equity securities                                                                6,607             1,004                 -
-------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                            $ 4,645,407         $ 163,336          $ 14,233
===============================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                    $ 147,623           $ 5,392               $ 7
   Obligations of states and political subdivisions                             20,713                14               338
   Corporate securities
      Public                                                                 1,749,121            99,734             5,148
      Private                                                                1,060,893            66,878             4,324
   Mortgage-backed securities - U.S. Government-backed                         864,722            16,565             2,350
   Asset-backed securities                                                     665,363            24,835             5,161
-------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                     4,508,435           213,418            17,328
Equity securities                                                                6,462                 -                38
-------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                            $ 4,514,897         $ 213,418          $ 17,366
===============================================================================================================================

                                                                         ESTIMATED
                                                                        FAIR VALUE
======================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                    $ 15,481
   Agencies not backed by the full faith and credit of the U.S.               158,396
     Government 1
   Obligations of states and political subdivisions                            36,287
   Corporate securities
      Public                                                                1,940,646
      Private                                                               1,213,463
   Mortgage-backed securities - U.S. Government-backed                        796,660
   Asset-backed securities                                                    625,966
--------------------------------------------------------------------------------------
         Total fixed maturity securities                                    4,786,899
Equity securities                                                               7,611
--------------------------------------------------------------------------------------
            Total securities available-for-sale                           $ 4,794,510
======================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                   $ 153,008
   Obligations of states and political subdivisions                            20,389
   Corporate securities
      Public                                                                1,843,707
      Private                                                               1,123,447
   Mortgage-backed securities - U.S. Government-backed                        878,937
   Asset-backed securities                                                    685,037
--------------------------------------------------------------------------------------
         Total fixed maturity securities                                    4,704,525
Equity securities                                                               6,424
--------------------------------------------------------------------------------------
            Total securities available-for-sale                           $ 4,710,949
======================================================================================

-----------------------

1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                   AMORTIZED            ESTIMATED
                                                                                                      COST              FAIR VALUE
===================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                          $ 118,824            $ 121,313
   Due after one year through five years                                                            1,455,287            1,509,009
   Due after five years through ten years                                                           1,408,160            1,464,929
   Due after ten years                                                                                255,403              269,022
-----------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                            3,237,674            3,364,273
    Mortgage-backed securities - U.S. Government-backed                                               787,732              796,660
    Asset-backed securities                                                                           613,394              625,966
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $ 4,638,800          $ 4,786,899
===================================================================================================================================

     The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

                                                                                                        2004                 2003
====================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                   $ 149,103            $ 196,052
Adjustment to DAC                                                                                      (67,193)             (98,401)
Deferred federal income tax                                                                            (28,668)             (34,178)
------------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 53,242             $ 63,473
====================================================================================================================================

     The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

                                                                                    2004                 2003                 2002
====================================================================================================================================

Fixed maturity securities                                                       $ (47,991)             $ 1,534            $ 157,573
Equity securities                                                                   1,042                  (38)                   -
------------------------------------------------------------------------------------------------------------------------------------
   Net change                                                                   $ (46,949)             $ 1,496            $ 157,573
====================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                      LESS THAN OR EQUAL                   MORE                   TOTAL
                                                          TO ONE YEAR                  THAN ONE YEAR
                                                -----------------------------   ----------------------------   ---------------
                                                                   GROSS                          GROSS
                                                  ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED
                                                 FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
==============================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S. Government
     corporations                                     $ 2,284           $ 29           $ 220            $ 8         $ 2,504
    Agencies not backed by the                         16,214             45               -              -          16,214
       full faith and credit of the
       U.S. Government 1 Obligations of states and
     political subdivisions                            22,019            104               -              -          22,019
   Corporate securities
      Public                                          227,459          2,478          61,554          2,042         289,013
      Private                                         175,393          3,174          36,778          1,584         212,171
   Mortgage-backed securities - U.S.
     Government-backed                                176,025          1,451          25,087            574         201,112
   Asset-backed securities                             82,602            952          27,052          1,792         109,654
------------------------------------------------------------------------------------------------------------------------------
            Total                                    $701,996        $ 8,233        $150,691        $ 6,000        $852,687
==============================================================================================================================
% of gross unrealized losses                                             58%                            42%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S. Government
     corporations and agencies                          $ 222            $ 7             $ -            $ -           $ 222
   Obligations of states and
     political subdivisions                            17,679            338               -              -          17,679
   Corporate securities
      Public                                          200,888          4,967           1,967            181         202,855
      Private                                         159,445          3,916           5,822            408         165,267
   Mortgage-backed securities - U.S.
     Government-backed                                166,124          2,339           1,224             11         167,348
   Asset-backed securities                            106,316          3,202          10,571          1,959         116,887
------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities              650,674         14,769          19,584          2,559         670,258
Equity securities                                         641             38               -              -             641
------------------------------------------------------------------------------------------------------------------------------
            Total                                    $651,315       $ 14,807        $ 19,584        $ 2,559        $670,899
==============================================================================================================================
% of gross unrealized losses                                             85%                            15%

                                                    GROSS
                                                  UNREALIZED
                                                    LOSSES
===============================================================
===============================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                         $ 37
    Agencies not backed by the
       full faith and credit of the
       U.S. Government 1                                    45
   Obligations of states and
     political subdivisions                                104
   Corporate securities
      Public                                             4,520
      Private                                            4,758
   Mortgage-backed securities - U.S.
     Government-backed                                   2,025
   Asset-backed securities                               2,744
---------------------------------------------------------------
---------------------------------------------------------------
            Total                                     $ 14,233
===============================================================
===============================================================
% of gross unrealized losses

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations and agencies                             $ 7
   Obligations of states and
     political subdivisions                                338
   Corporate securities
      Public                                             5,148
      Private                                            4,324
   Mortgage-backed securities - U.S.
     Government-backed                                   2,350
   Asset-backed securities                               5,161
---------------------------------------------------------------
---------------------------------------------------------------
         Total fixed maturity securities                17,328
Equity securities                                           38
---------------------------------------------------------------
---------------------------------------------------------------
            Total                                     $ 17,366
===============================================================
===============================================================
% of gross unrealized losses

---------------

1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $237,034, $131,195 and $84,129 respectively. During 2004, gross gains of $6,827 ($7,756 and $3,075 in 2003 and 2002, respectively) and gross losses of $1,213 ($2,203 and $1,534 in 2003 and 2002, respectively) were realized on those sales.


     The Company had $3,576 and $365 of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing for the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $36 as of December 31, 2004 ($13 as of December 31, 2003). The Company had no real estate held for disposal as of December 31, 2004 and 2003.

     As of December 31, 2004 and 2003, there were no mortgage loans on real estate considered to be impaired.

     The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

                                                                                       2004                    2003            2002
====================================================================================================================================

Allowance, beginning of period                                                       $ 3,254     $                67$        750
Net additions (reductions) charged (credited) to allowance                               257                    2,581        (77)
------------------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                                          $ 3,511     $             3,254$        673
====================================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was increased by $2,737.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items by source for the years ended December 31:

                                                                                             2004            2003            2002
===================================================================================================================================

Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale                                               $ 6,644         $ 7,756         $ 3,075
Hedging losses on fixed maturity sales                                                           -               -            (132)
Equity securities available-for-sale                                                           183               -               -
Real estate                                                                                      -              40             340
Mortgage loans on real estate                                                                  501             196              90
Mortgage loan hedging losses                                                                     -             (29)              -
-----------------------------------------------------------------------------------------------------------------------------------
Total realized gains on sales                                                                7,328           7,963           3,373
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale                                                (1,213)         (2,203)         (1,534)
Hedging gains on fixed maturity sales                                                          133             499             579
Real estate                                                                                      -               -             (77)
Mortgage loans on real estate                                                                 (892)           (735)           (194)
Mortgage loan hedging gains                                                                    439               -               -
Other                                                                                         (237)              -            (119)
-----------------------------------------------------------------------------------------------------------------------------------
Total realized losses on sales                                                              (1,770)         (2,439)         (1,345)
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale                                                (6,000)        (18,809)        (14,011)
Mortgage loans on real estate, including valuation allowance adjustment                          -          (2,581)             77

-----------------------------------------------------------------------------------------------------------------------------------
Total other-than-temporary and other investment impairments                                 (6,000)        (21,390)        (13,934)
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                          (133)          2,020            (665)
Periodic net coupon settlements on non-qualifying derivatives                                1,172             944             641
Other derivatives                                                                             (318)           (757)          1,729
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments,                                                  $ 279       $ (13,659)      $ (10,201)
   hedging instruments and hedged items
===================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes net investment income by investment type for the years ended December 31:

                                                                  2004                2003               2002
=======================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                   $ 258,695          $ 243,517          $ 203,730
   Equity securities                                                 427                427                225
Mortgage loans on real estate                                     77,322             70,280             58,453
Real estate                                                          194                102                186
Short-term investments                                               265                440                892
Derivatives                                                           81                851                891
Other                                                                655                924                253
-----------------------------------------------------------------------------------------------------------------------
      Gross investment income                                    337,639            316,541            264,630
Less:
   Investment expenses                                             7,110              6,106              5,145
   Net investment income ceded (Note 14)                         294,904            276,550            233,322
-----------------------------------------------------------------------------------------------------------------------
      Net investment income                                     $ 35,625           $ 33,885           $ 26,163
=======================================================================================================================


     Fixed maturity securities with an amortized cost of $16,114 and $4,278 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

     As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $5,100 and $1,971, respectively, as collateral to various derivative counterparties.

     As of December 31, 2004 and 2003, the Company had received $140,655 and $112,720, respectively, of cash collateral on securities lending. As of December 31, 2004, the Company had received $56 of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $137,048 and $109,472, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $19,212, before tax, or $12,488, net of $6,724 of tax benefit, which was reported in the Individual Investments segment. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS


     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are two primary guarantee types that are provided by the Company under its non-traditional variable annuity contracts: (1) GMDB and (2) GMIB.


     The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers five primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

                                                DECEMBER 31, 2004                              December 31. 2003
                                -----------------------------------------------------------------------------------------
                                -----------------------------------------------------------------------------------------
                                   ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
                                    VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
=========================================================================================================================
=========================================================================================================================

GMDB:
   Return of premium                 $ 218,509         $ 524             66       $ 203,939        $ 3,413            56
   Reset                             1,557,261        22,895             62       1,654,535         81,429            61
   Ratchet                             182,885           543             69         166,770          3,035            63
   Rollup                               70,820           561             59          81,881          1,239            68
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Subtotal                       2,029,475        24,523             62       2,107,125         89,116            62
Earnings enhancement                    11,612           529             58           9,583            249            59
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Total - GMDB                  $2,041,087      $ 25,052             62       2,116,708       $ 89,365            62
=========================================================================================================================
=========================================================================================================================

GMIB2:
Ratchet                               $ 13,208           $ -            N/A         $ 3,375            $ -           N/A
Rollup                                  39,813             -            N/A          14,013              -           N/A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                    $ 53,021           $ -            N/A        $ 17,388            $ -           N/A
=========================================================================================================================
=========================================================================================================================


-----------------

     1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

     2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

                                                                            GMDB                 GMIB                TOTAL
=============================================================================================================================

Balance as of December 31, 2002                                            $ 2,025                  $ -              $ 2,025
Expense provision                                                            1,939                    -                1,939
Net claims paid                                                             (2,303)                   -               (2,303)
-----------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                              1,661                    -                1,661
Expense provision                                                              637                                       637
Net claims paid                                                             (1,842)                   -               (1,842)
-----------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                              $ 456                  $ -                $ 456
=============================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                  DECEMBER 31,         December 31,
                                                                                      2004                 2003
=======================================================================================================================

Mutual funds:
   Bond                                                                                 $ 395,389            $ 408,954
   Domestic equity                                                                      1,436,916            1,470,862
   International equity                                                                    39,574               35,413
-----------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                1,871,879            1,915,229
Money market funds                                                                         24,131               32,862
-----------------------------------------------------------------------------------------------------------------------
   Total                                                                              $ 1,896,010          $ 1,948,091
=======================================================================================================================


     The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

     o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

     o    Mean gross equity performance - 8.1%

     o    Equity volatility - 18.7%

     o    Mortality - 100% of Annuity 2000 table

     o    Asset fees - equivalent to mutual fund and product loads

     o    Discount rate - 8.0%

         Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)          1        2         3        4        5         6        7         8        9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum                   4.50%    5.50%     6.50%    8.50%   10.50%    10.50%   10.50%    17.50%   17.50%    17.50%
MAXIMUM                   4.50%    8.50%    11.50%   17.50%   22.50%    22.50%   22.50%    22.50%   22.50%    19.50%


     GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

     The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

                                                                                             2004                 2003
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                 $ 23,662             $ 13,467
   Deferred policy acquisition costs                                                         5,019               19,519
   Other                                                                                     5,000                3,996
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                             33,681               36,982
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                50,724               67,209
   Equity securities and other investments                                                     399                   99
   Derivatives                                                                                 875                1,349
   Other                                                                                     1,390                1,562
------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                        53,388               70,219
------------------------------------------------------------------------------------------------------------------------
         Net deferred tax liability                                                       $ 19,707             $ 33,237
========================================================================================================================

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. There was no valuation allowance as of December 31, 2004 and 2003.

     The Company's current federal income tax liability was $21,537 and $16,606 as of December 31, 2004 and 2003, respectively.

     The following table summarizes federal income tax expense attributable to income before the cumulative effect of adoption of an accounting principle for the years ended December 31:

                                                                                    2004                2003                 2002
===================================================================================================================================

Current                                                                          $ 22,174            $ 11,402              $ 5,093
Deferred                                                                           (5,188)             (2,897)              (4,741)
-----------------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                       $ 16,986             $ 8,505                $ 352
===================================================================================================================================


     The customary relationship between federal income tax expense and pre-tax income from continuing operations did not exist in 2002. This was because of the impact of the $6,724 tax benefit associated with the $19,212 of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of an accounting principle as follows:



                                                              2004                      2003                     2002
                                                          -----------------------   -----------------------  -----------------------
                                                          -----------------------   -----------------------  -----------------------
                                                             AMOUNT         %          Amount        %          Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                $ 18,519     35.0         $ 9,701      35.0         $ 1,145     35.0
Tax exempt interest and dividends                                (1,627)    (3.1)         (1,294)     (4.7)           (882)   (27.0)
  received deduction
Other, net                                                           94      0.2              98       0.4              89      2.7
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                          $ 16,986     32.1         $ 8,505      30.7           $ 352     10.7
====================================================================================================================================
====================================================================================================================================


     Total federal income tax paid (refunded) was $17,243, $(996) and $9,368 during the years ended December 31, 2004, 2003 and 2002, respectively. See also Note 14.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of the Company as of December 31, 2004 and 2003 was $230,186 and $228,250, respectively. The statutory net income
     (loss) of the Company for the years ended December 31, 2004, 2003 and 2002 was $12,549, $16,077 and $(2,167), respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, the Company could pay dividends totaling $23,019 without obtaining prior approval.

     The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(12) COMPREHENSIVE INCOME

     Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

                                                                                          2004              2003              2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                    $ (47,335)        $ (11,761)        $ 145,104
   Adjustment to deferred policy acquisition costs                                       31,208             4,569           (83,609)
   Related federal income tax benefit (expense)                                           5,645             2,517           (21,523)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                     (10,482)           (4,675)           39,972
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                                  386            13,257            12,469
   Related federal income tax benefit                                                      (135)           (4,640)           (4,364)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                       251             8,617             8,105
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-sale                (10,231)            3,942            48,077

------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                               (7,749)           (4,422)              679
   Related federal income tax benefit (expense)                                           2,712             1,547              (238)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                              (5,037)           (2,875)              441
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                         $ (15,268)          $ 1,067          $ 48,518
====================================================================================================================================


     Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

(13) PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     The Company, together with other affiliated companies, is a participant in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $887, $797 and $488, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.

     The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $1,061 and $1,129, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $65, $65 and $170 for 2004, 2003 and 2002, respectively.

(14) RELATED PARTY TRANSACTIONS

     The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
     (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $3,122, $4,528 and $4,211, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customer as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $208,408 and $246,261, respectively. For the year ended December 31, 2004 and 2003, GGI paid the Company $625 and $847, respectively, for the distribution and servicing of these funds.

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in force until all contract obligations are settled. Amounts ceded to NLIC in 2004 include premiums of $484,177 ($1,028,997 and $1,579,941 in
     2003 and 2002, respectively); net investment income of $294,904 ($276,550 and $233,322 in 2003 and 2002, respectively); policy reserves of $5,383,449 ($5,179,989 in 2003); and benefits, claims and other expenses of $739,596 ($1,269,091 and $1,794,569 in 2003 and 2002, respectively).

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. No premium amounts were ceded to NLIC in 2004, 2003 and 2002, and benefits of $228, $402 and $207 were ceded to NLIC during 2004, 2003 and 2002, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $117,758 and $113,055 as of December 31, 2004 and 2003, respectively.

     The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $295, $478 and $647, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004, the Company had no outstanding borrowings from affiliated entities under such agreements ($33,320 as of December 31, 2003). During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $36,900, $67,335 and $70,897, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $36, $107 and $143 for 2004, 2003 and 2002, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $9,474 and $1,689 as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the accompanying balance sheets. For the years ending December 31, 2004, 2003 and 2002, the Company paid NCMC fees totaling $5, $19 and $21, respectively.

     The Company received a capital contribution from NLIC in the amount of $95,000 in 2002.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Beginning October 1, 2002, the Company files a consolidated federal income tax return with NLIC. Total payments to (from) NMIC were $852, ($1,655) and $9,368 in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

(15) CONTINGENCIES

     The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's financial results in a particular quarterly or annual period.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company's litigation matters.

     On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and
     (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously.

     On October 31, 2003, the Company was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or the Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC, on behalf of the defendants, filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. The Company intends to defend this lawsuit vigorously.

PART C. OTHER INFORMATION

Item 26.        Exhibits

               (a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

               (b)   Not Applicable

               (c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the registration statement
                     (333-59517) and hereby incorporated by reference.

               (d) The form of the contract - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

               (e) The form of the contract application - Filed previously with initial registration statement
                    (333-59517) and hereby incorporated by reference.

               (f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

               (g) Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

               (h) Form of Participation Agreements - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

               (i)   Not Applicable

               (j)   Not Applicable

               (k)   Opinion of Counsel - Filed previously with
                     Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.

               (l)   Not Applicable

               (m)   Not Applicable


               (n) Consent of Independent Registered Public Accounting Firm - Attached hereto.

               (o)   Not Applicable

               (p)   Not Applicable

               (q) Redeemability Exemption Procedures - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

Item 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


----------------------------------------------------------------------------- --------------------------------------------
Chairman of the Board and Director                                                                       Arden L. Shisler
----------------------------------------------------------------------------- --------------------------------------------
Chief Executive Officer and Director                                                                      W. G. Jurgensen
----------------------------------------------------------------------------- --------------------------------------------
President and Chief Operating Officer                                                                    Mark R. Thresher
----------------------------------------------------------------------------- --------------------------------------------
Executive Vice President and Chief Legal and Governance Officer                                        Patricia R. Hatler
----------------------------------------------------------------------------- --------------------------------------------
Executive Vice President-Chief Administrative Officer                                                       Terri L. Hill
----------------------------------------------------------------------------- --------------------------------------------
Executive Vice President-Chief Financial and Investment Officer                                         Robert A. Rosholt
----------------------------------------------------------------------------- --------------------------------------------
Executive Vice President-Chief Information Officer                                                      Michael C. Keller
----------------------------------------------------------------------------- --------------------------------------------
Executive Vice President-Chief Marketing Officer                                                       Kathleen D. Ricord
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President and Treasurer                                                                        Brian W. Nocco
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Chief Financial Officer                                                        Timothy G. Frommeyer
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Chief Technology Officer                                                           Srinivas Koushik
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-CIO Strategic Investments                                                            Gary I. Siroko
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Consumer Finance                                                                     John S. Skubik
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Corporate Relations                                                             Gregory S. Lashutka
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Corporate Strategy                                                                 J. Stephen Baine
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Division General Counsel                                                         Thomas W. Dietrich
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Enterprise Portfolio & Strategy Management                                           Gail G. Snyder
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Group Business Head                                                                   Duane C. Meek
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-In Retirement Business Head                                                        Keith I. Millner
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Individual Investments Business Head                                                 Mark D. Phelan
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Individual Protection Business Head                                                 Peter A. Golato
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Information Technology                                                               Mark D. Torkos
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Internal Audits                                                                   Kelly A. Hamilton
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-IT Strategy and Solutions Delivery                                                 Steven P Rothman
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Marketing, Strategy and Urban Operations                                          Katherine A. Mabe
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-NF Systems                                                                          R. Dennis Noice
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Non-Affiliated Sales                                                               Richard A. Karas
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-P/C Strategic Planning and Operations                                                James R. Burke
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations                                David K. Hollingsworth
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Property and Casualty Claims                                                          David R. Jahn
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing                                 W. Kim Austen
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Property and Casualty Human Resources                                                  Gale V. King
----------------------------------------------------------------------------- --------------------------------------------
Senior Vice President-Property and Casualty Personal Lines Product Pricing                             J. Lynn Greenstein
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                                 Joseph A. Alutto
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                         James G. Brocksmith, Jr.
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                                   Keith W. Eckel
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                                Lydia M. Marshall
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                              Donald L. McWhorter
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                                  David O. Miller
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                   Martha James Miller de Lombera
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                               James F. Patterson
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                                Gerald D. Prothro
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                                 Arden L. Shisler
----------------------------------------------------------------------------- --------------------------------------------
Director                                                                                               Alex (nmn) Shumate
----------------------------------------------------------------------------- --------------------------------------------

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
            * Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
         **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 29.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account             Nationwide VL Separate Account-C
    Nationwide Variable Account             Nationwide VL Separate Account-D
    Nationwide Variable Account-II          Nationwide VL Separate Account-G
    Nationwide Variable Account-4           Nationwide VLI Separate Account-2
    Nationwide Variable Account-5           Nationwide VLI Separate Account-3
    Nationwide Variable Account-6           Nationwide VLI Separate Account-4
    Nationwide Variable Account-7           Nationwide VLI Separate Account-5
    Nationwide Variable Account-8           Nationwide VLI Separate Account-6
    Nationwide Variable Account-9           Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

 Director and Chairman of the Board                        Mark D. Phelan
President                                                 Rhodes B. Baker
Senior Vice President                                     William G. Goslee, Jr.
Director and Senior Vice President and Treasurer          M. Eileen Kennedy
Vice President                                            Trey Rouse
Vice President and Assistant Secretary                    Thomas E. Barnes
Vice President-Compliance Officer                         Barbara J. Shane
Associate Vice President and Secretary                    Glenn W. Soden
Assistant Treasurer                                       E. Gary Berndt
Director                                                  Keith I. Millner

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is: One Nationwide Plaza, Columbus, Ohio 43215

(c)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 31.      LOCATION OF ACCOUNTS AND RECORDS

              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 32.      MANAGEMENT SERVICES
              Not Applicable

Item 33.      FEE REPRESENTATION

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-C, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 7th day of November, 2005.


        NATIONWIDE VL SEPARATE ACCOUNT-C
        ------------------------------------------------------------------------
        (Registrant)

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        ------------------------------------------------------------------------
        (Depositor)


        By: /s/ JAMIE RUFF CASTO

        ------------------------------------------------------------------------

        Jamie Ruff Casto, Esq.

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 7th day of November, 2005.


W. G. JURGENSEN

-------------------------------------------------------------------------

W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER

-------------------------------------------------------------------------

Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO

-------------------------------------------------------------------------

Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.

-------------------------------------------------------------------------

James G. Brocksmith, Jr., Director

KEITH W. ECKEL

-------------------------------------------------------------------------

Keith W. Eckel, Director

LYDIA M. MARSHALL

-------------------------------------------------------------------------

Lydia M. Marshall, Director

DONALD L. MCWHORTER

-------------------------------------------------------------------------

Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA

-------------------------------------------------------------------------

Martha James Miller de Lombera, Director

DAVID O. MILLER

-------------------------------------------------------------------------

David O. Miller, Director

JAMES F. PATTERSON

-------------------------------------------------------------------------

James F. Patterson, Director

GERALD D. PROTHRO

-------------------------------------------------------------------------

Gerald D. Prothro, Director

ALEX SHUMATE

-------------------------------------------------------------------------

Alex Shumate, Director

                                                  By /s/ JAMIE RUFF CASTO

                                  ----------------------------------------------

                                                     JAMIE RUFF CASTO
                                                    Attorney-in-Fact